UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Financials - 21.5%
Capital Markets - 2.5%
3i Group PLC	183,020	$1,169,486
Ashmore Group PLC	117,040	779,653
Banca Generali SpA	47,360	1,465,667
Daiwa Securities Group, Inc.	378,000	3,785,874
Deutsche Bank AG (REG)	521,240	25,041,097
GAM Holding AG (a)	45,170	879,478
Intermediate Capital Group PLC	98,120	684,147
Macquarie Group Ltd.	497,485	24,417,896
UBS AG (REG) (a)	1,968,367	37,688,991

		95,912,289

Commercial Banks - 6.7%
Banco do Brasil SA	694,600	7,198,065
Bank Hapoalim BM	1,507,320	8,445,649
Bank of Georgia Holdings PLC	30,710	1,218,387
Barclays PLC	3,197,695	14,459,601
Hang Seng Bank Ltd.	1,152,200	18,728,401
HSBC Holdings PLC	2,669,670	29,297,347
KBC Groep NV	279,480	15,889,968
Lloyds Banking Group PLC (a)	16,922,410	22,205,355
Mitsubishi UFJ Financial Group, Inc.	4,180,400	27,755,323
National Australia Bank Ltd.	669,450	20,894,904
Resona Holdings, Inc.	1,800,300	9,185,967
Royal Bank of Scotland Group PLC (a)	10,985	61,867
Sberbank of Russia (Sponsored ADR)	602,603	7,574,720
Seven Bank Ltd.	1,117,600	4,371,006
Societe Generale SA	495,720	28,826,340
Sumitomo Mitsui Financial Group, Inc.	268,100	13,942,107
UniCredit SpA	2,963,950	21,864,009
Westpac Banking Corp.	131,671	3,816,967

		255,735,983

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	180,600	516,628
Aeon Thana Sinsap Thailand PCL (NVDR)	9,000	25,804
Credito Real SAB de CV	440,970	677,506
International Personal Finance PLC	66,670	551,519

		1,771,457

Diversified Financial Services - 1.4%
Chailease Holding Co., Ltd.	204,600	540,305
Challenger Ltd./Australia	171,490	952,419
IG Group Holdings PLC	1,576,441	16,105,376
ING Groep NV (a)	816,540	11,405,859
Intercorp Financial Services, Inc. (b)	16,460	510,260
ORIX Corp.	1,301,900	22,876,806
Warsaw Stock Exchange	62,810	860,768

		53,251,793

Insurance - 6.1%
Admiral Group PLC	2,367,379	51,460,130
AIA Group Ltd.	6,297,400	31,697,882
Anadolu Hayat Emeklilik AS	196,506	481,398
BB Seguridade Participacoes SA	343,800	3,570,245

Company	Shares	U.S. $ Value
Gjensidige Forsikring ASA	547,490	$10,471,184
Insurance Australia Group Ltd.	4,340,680	22,600,340
Lancashire Holdings Ltd.	1,504,010	20,218,339
Muenchener Rueckversicherungs AG	82,710	18,243,333
Prudential PLC	1,631,300	36,449,752
Suncorp Group Ltd.	626,810	7,357,402
Topdanmark A/S (a)	689,880	18,180,563
Tryg A/S	125,140	12,101,013

		232,831,581

Real Estate Investment Trusts (REITs) - 0.3%
Concentradora Fibra Hotelera Mexicana SA de CV	316,110	506,008
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	474,910	462,441
GLP J-Reit	11,376	11,111,279

		12,079,728

Real Estate Management & Development - 4.4%
Aeon Mall Co., Ltd.	451,900	12,659,230
Aliansce Shopping Centers SA	61,600	475,898
Country Garden Holdings Co., Ltd.	22,856,000	13,825,647
Countrywide PLC	102,425	1,009,184
Daito Trust Construction Co., Ltd.	238,900	22,334,273
Daiwa House Industry Co., Ltd.	199,000	3,855,662
Global Logistic Properties Ltd.	21,417,000	49,129,218
Hang Lung Group Ltd.	696,200	3,535,383
Hang Lung Properties Ltd.	6,921,000	22,028,340
Lend Lease Group	1,084,490	10,822,898
Mitsubishi Estate Co., Ltd.	916,000	27,412,243
NTT Urban Development Corp.	58,700	676,640
Quintain Estates & Development PLC (a)	401,130	627,717

		168,392,333

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC	187,930	1,156,089

		821,131,253

Consumer Discretionary - 19.2%
Auto Components - 2.1%
Cie Generale des Etablissements Michelin-Class B	230,479	24,523,109
GKN PLC	2,606,280	16,150,401
Halla Visteon Climate Control Corp.	19,100	703,091
Linamar Corp.	25,170	1,047,082
Nokian Renkaat Oyj	96,266	4,616,376
TS Tech Co., Ltd.	30,900	1,042,903
Valeo SA	286,030	31,698,224

		79,781,186

Automobiles - 4.3%
Honda Motor Co., Ltd.	483,700	19,965,733
Hyundai Motor Co. (Preference Shares)	124,910	14,816,603
Mazda Motor Corp. (a)	3,235,000	16,763,967
Nissan Motor Co., Ltd.	1,982,700	16,615,031
Toyota Motor Corp.	1,077,900	65,725,022
Volkswagen AG (Preference Shares)	113,870	32,045,135

		165,931,491

Company	Shares	U.S. $ Value
Distributors - 0.0%
Inchcape PLC	115,500	$1,179,469

Diversified Consumer Services - 0.9%
Estacio Participacoes SA	2,367,300	20,479,641
Kroton Educacional SA	933,600	15,535,927

		36,015,568

Hotels, Restaurants & Leisure - 3.7%
Flight Centre Travel Group Ltd.	19,880	846,666
Ladbrokes PLC	2,576,881	7,657,973
Melco Crown Entertainment Ltd. (ADR) (a)	535,728	21,011,252
Melco International Development Ltd.	1,648,000	6,089,751
Merlin Entertainments PLC (a)	1,653,348	9,787,855
Sodexo	542,988	55,063,278
Tatts Group Ltd.	3,279,800	9,093,051
Whitbread PLC	307,093	19,111,741
William Hill PLC	1,894,971	12,632,501

		141,294,068

Household Durables - 0.1%
Berkeley Group Holdings PLC	21,540	949,660
Rinnai Corp.	18,300	1,425,720
Techtronic Industries Co.	314,000	896,405

		3,271,785

Internet & Catalog Retail - 0.0%
Qunar Cayman Islands Ltd. (ADR) (a)	21,475	569,732

Leisure Equipment & Products - 0.0%
Merida Industry Co., Ltd.	50,000	363,220

Media - 3.0%
British Sky Broadcasting Group PLC	831,820	11,625,697
Cineplex, Inc.	109,860	4,556,773
Havas SA	107,970	889,924
Liberty Global PLC-Series C (a)	347,370	29,290,238
Mediaset Espana Comunicacion SA (a)	44,720	516,675
Metropole Television SA	42,940	983,408
Naspers Ltd.-Class N	40,240	4,212,097
Reed Elsevier PLC	1,265,370	18,871,231
SKY Perfect JSAT Holdings, Inc.	1,043,700	5,649,001
Thomson Reuters Corp.	435,740	16,477,925
VGI Global Media PCL	1,309,256	390,466
Wolters Kluwer NV	778,420	22,227,278

		115,690,713

Multiline Retail - 0.6%
Dollarama, Inc.	16,010	1,329,482
Myer Holdings Ltd.	2,061,490	5,078,070
Next PLC	176,950	15,994,777

		22,402,329

Specialty Retail - 1.9%
Belle International Holdings Ltd.	2,404,000	2,792,876
Fielmann AG	52,100	6,101,194
Howden Joinery Group PLC	226,940	1,298,490
JUMBO SA (a)	51,020	813,516

Company	Shares	U.S. $ Value
Komeri Co., Ltd.	32,100	$819,965
Mr. Price Group Ltd.	54,710	855,103
Sanrio Co., Ltd.	143,200	6,029,758
Shimamura Co., Ltd.	79,900	7,489,552
Sports Direct International PLC (a)	2,140,801	25,414,062
Super Retail Group Ltd.	60,760	722,363
United Arrows Ltd.	30,300	1,133,826
Yamada Denki Co., Ltd.	5,346,500	17,488,272

		70,958,977

Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli SpA	26,210	931,785
Cie Financiere Richemont SA	324,499	32,416,602
Eclat Textile Co., Ltd.	92,040	1,039,279
Hugo Boss AG	63,160	8,995,637
Li & Fung Ltd.	20,242,000	26,217,456
LVMH Moet Hennessy Louis Vuitton SA	72,865	13,311,992
Samsonite International SA	4,709,300	14,302,564

		97,215,315

		734,673,853

Industrials - 13.3%
Aerospace & Defense - 3.0%
BAE Systems PLC	1,715,120	12,374,233
European Aeronautic Defence and Space Co. NV	543,413	41,717,914
MTU Aero Engines AG	215,100	21,138,069
QinetiQ Group PLC	1,266,680	4,556,271
Safran SA	235,150	16,349,605
Thales SA	121,690	7,842,130
Zodiac Aerospace	69,410	12,300,148

		116,278,370

Airlines - 0.3%
Qantas Airways Ltd. (a)	10,322,822	10,125,803

Building Products - 0.0%
Kingspan Group PLC	70,030	1,252,423
Tarkett SA (a)	10,769	422,521

		1,674,944

Commercial Services & Supplies - 1.3%
Aggreko PLC	132,046	3,744,908
Babcock International Group PLC	1,068,120	24,000,686
Edenred	604,656	20,245,342

		47,990,936

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	506,000	910,781
Grana y Montero SA	121,680	517,750
Grana y Montero SA (ADR) (a)	10,591	224,847
Sino-Thai Engineering & Construction PCL	682,190	274,038

		1,927,416

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	1,573,800	26,307,690

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.9%
Hutchison Whampoa Ltd.	1,307,000	$17,825,765
Toshiba Corp.	3,872,000	16,300,391

		34,126,156

Machinery - 0.6%
Andritz AG	14,810	928,128
Hiwin Technologies Corp.	36,980	312,506
IHI Corp.	212,000	916,824
Komatsu Ltd.	792,500	16,271,033
Krones AG	10,710	920,662
KUKA AG	18,610	873,409
Melrose Industries PLC	214,510	1,088,279
Nabtesco Corp.	32,000	738,520
Nachi-Fujikoshi Corp.	245,000	1,383,946
Pfeiffer Vacuum Technology AG	4,770	649,359

		24,082,666

Marine - 0.7%
Nippon Yusen KK	8,495,000	27,162,144

Professional Services - 4.8%
Bureau Veritas SA	1,674,307	48,880,939
Capita PLC	2,450,773	42,185,650
DKSH Holding AG	5,390	419,330
Intertek Group PLC	1,134,630	59,217,856
SGS SA	14,557	33,513,879

		184,217,654

Road & Rail - 0.4%
Central Japan Railway Co.	24,900	2,934,516
East Japan Railway Co.	54,600	4,349,313
Localiza Rent a Car SA	34,545	487,298
National Express Group PLC	294,252	1,343,139
Nippon Express Co., Ltd.	1,628,000	7,880,519

		16,994,785

Trading Companies & Distributors - 0.4%
Barloworld Ltd.	73,670	702,858
Mitsubishi Corp.	716,300	13,751,463
Rexel SA	26,260	689,157

		15,143,478

Transportation Infrastructure - 0.1%
OHL Mexico SAB de CV (a)	284,820	725,766
Sydney Airport	527,108	1,791,450

		2,517,216

		508,549,258

Consumer Staples - 11.2%
Beverages - 2.4%
Anheuser-Busch InBev NV	214,490	22,808,045
Carlsberg A/S-Class B	104,030	11,511,305
Davide Campari-Milano SpA	99,460	830,450
Diageo PLC	1,265,140	41,924,933

Company	Shares	U.S. $ Value
SABMiller PLC (London)	294,300	$15,149,113

		92,223,846

Food & Staples Retailing - 2.7%
Axfood AB	41,710	2,092,682
Brasil Pharma SA (a)	79,500	227,793
Clicks Group Ltd.	92,370	552,899
Eurocash SA	33,190	524,665
FamilyMart Co., Ltd.	22,400	1,023,378
GS Retail Co., Ltd.	25,307	671,974
Jean Coutu Group PJC, Inc. (The)-Class A	198,240	3,435,725
Jeronimo Martins SGPS SA	1,100,905	21,526,796
Koninklijke Ahold NV	1,664,700	29,916,546
Lawson, Inc.	48,700	3,644,509
MARR SpA	58,680	973,889
Metro, Inc.	51,720	3,159,923
Olam International Ltd.	21,669,273	26,432,924
Sugi Holdings Co., Ltd.	90,400	3,672,482
Tsuruha Holdings, Inc.	56,800	5,215,309

		103,071,494

Food Products - 0.3%
Alicorp SAA	146,400	457,778
Del Monte Pacific Ltd.	753,000	364,868
Devro PLC	120,310	573,775
Mayora Indah Tbk PT	303,500	649,983
MHP SA (GDR) (b)	27,550	469,727
Minerva SA/Brazil (a)	96,900	472,332
Standard Foods Corp.	190,100	594,305
Unilever PLC	127,640	5,251,851
Wei Chuan Foods Corp.	503,000	885,836

		9,720,455

Household Products - 1.7%
Henkel AG & Co. KGaA	461,324	48,097,151
LG Household & Health Care Ltd.	31,780	16,525,121
Pigeon Corp.	14,300	693,544

		65,315,816

Tobacco - 4.1%
British American Tobacco PLC	1,395,810	74,918,819
Imperial Tobacco Group PLC	602,710	23,365,924
Japan Tobacco, Inc.	1,815,900	59,087,108

		157,371,851

		427,703,462

Health Care - 8.2%
Biotechnology - 0.9%
Actelion Ltd. (REG) (a)	407,310	34,548,344
Taiwan Liposome Co., Ltd. (a)	43,000	499,285

		35,047,629

Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	33,060	610,164
Draegerwerk AG & Co. KGaA (Preference Shares)	8,390	1,097,392

Company	Shares	U.S. $ Value
Ginko International Co., Ltd.	53,000	$1,001,113

		2,708,669

Health Care Providers & Services - 0.3%
Sonic Healthcare Ltd.	291,750	4,329,706
Suzuken Co., Ltd./Aichi Japan	232,100	7,518,406

		11,848,112

Life Sciences Tools & Services - 1.2%
Eurofins Scientific SE	175,872	47,601,586

Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	224,100	13,286,174
AstraZeneca PLC	111,940	6,641,058
Daiichi Sankyo Co., Ltd.	1,431,900	26,182,224
GlaxoSmithKline PLC	2,123,030	56,721,987
Kalbe Farma Tbk PT	7,363,500	758,452
Novartis AG	609,550	48,855,009
Roche Holding AG	196,810	55,131,631
Sanofi	82,480	8,808,434

		216,384,969

		313,590,965

Materials - 6.2%
Chemicals - 3.6%
Arkema SA	194,510	22,710,620
Chr Hansen Holding A/S	21,190	839,982
Denki Kagaku Kogyo KK	5,386,000	22,261,859
EMS-Chemie Holding AG (REG)	19,790	7,056,594
Essentra PLC	2,868,743	40,866,121
Fuchs Petrolub SE (Preference Shares)	11,130	1,090,362
Givaudan SA (a)	6,920	9,899,508
Kansai Paint Co., Ltd.	94,000	1,390,065
Koninklijke DSM NV	238,883	18,799,699
Nippon Shokubai Co., Ltd.	1,048,000	11,578,493

		136,493,303

Construction Materials - 0.0%
Cementos Pacasmayo SAA	200,630	455,537
Taiheiyo Cement Corp.	38,000	146,139

		601,676

Metals & Mining - 2.2%
BHP Billiton PLC	1,348,170	41,833,571
Dowa Holdings Co., Ltd.	731,000	7,152,076
MMC Norilsk Nickel OJSC (ADR)	1,006,780	16,732,684
Rio Tinto PLC	290,330	16,406,442

		82,124,773

Paper & Forest Products - 0.4%
Mondi PLC	907,950	15,760,659

		234,980,411

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 4.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	4,319,746	7,325,682

Company	Shares	U.S. $ Value
Deutsche Telekom AG	600,950	$10,354,474
Nippon Telegraph & Telephone Corp.	366,400	19,734,451
Singapore Telecommunications Ltd.	2,576,000	7,448,652
Swisscom AG	34,910	18,449,721
TDC A/S	1,434,240	13,911,950
Telenor ASA	913,940	21,837,299
Telstra Corp., Ltd.	3,143,640	14,755,001
Vivendi SA	1,502,970	39,644,438

		153,461,668

Wireless Telecommunication Services - 1.6%
StarHub Ltd.	1,056,000	3,599,712
Vodafone Group PLC	14,560,560	57,327,688

		60,927,400

		214,389,068

Information Technology - 4.7%
Computers & Peripherals - 0.3%
Catcher Technology Co., Ltd.	1,854,000	12,072,689

Electronic Equipment, Instruments & Components - 0.3%
Anritsu Corp.	75,600	833,093
Largan Precision Co., Ltd.	15,000	613,090
LG Display Co., Ltd. (a)	256,890	6,203,464
LG Display Co., Ltd. (ADR)	457,850	5,558,299

		13,207,946

Internet Software & Services - 0.8%
Mail.ru Group Ltd. (GDR) (b)	22,470	1,002,162
SINA Corp./China (a)	10,660	898,105
Telecity Group PLC	2,289,120	27,537,596

		29,437,863

IT Services - 1.5%
Alten SA	20,100	912,579
Amadeus IT Holding SA-Class A	312,800	13,398,878
Computacenter PLC	78,193	827,681
Fujitsu Ltd. (a)	3,556,000	18,429,595
Itochu Techno-Solutions Corp.	28,600	1,159,254
Obic Co., Ltd.	391,400	11,564,940
Otsuka Corp.	64,900	8,291,241
Wirecard AG	19,720	780,563

		55,364,731

Semiconductors & Semiconductor Equipment - 1.1%
Hermes Microvision, Inc.	30,000	976,929
Samsung Electronics Co., Ltd. (GDR) (b)	4,200	2,035,578
Samsung Electronics Co., Ltd. (GDR) (London) (b)	25,600	16,751,136
Sumco Corp.	1,152,100	10,163,716
Tokyo Electron Ltd.	205,000	11,296,055

		41,223,414

Software - 0.7%
Dassault Systemes	29,840	3,704,020
GameLoft SE (a)	98,810	1,113,290

Company	Shares	U.S. $ Value
Oracle Corp. Japan	194,200	$7,098,852
Playtech PLC	316,330	3,864,598
SAP AG	121,981	10,578,381
SDL PLC	120,230	715,532

		27,074,673

		178,381,316

Energy - 4.0%
Energy Equipment & Services - 0.7%
Aker Solutions ASA	897,200	16,063,137
Saipem SpA	563,700	12,088,903

		28,152,040

Oil, Gas & Consumable Fuels - 3.3%
Africa Oil Corp. (a)	66,950	580,309
BG Group PLC	2,086,244	44,892,530
ENI SpA	1,150,770	27,806,803
Gazprom OAO (Sponsored ADR)	842,780	7,290,047
Genel Energy PLC (a)	47,650	848,459
Gran Tierra Energy, Inc. (a)	78,660	573,890
JX Holdings, Inc.	3,826,400	19,703,839
KrisEnergy Ltd. (a)	790,000	787,178
Ophir Energy PLC (a)	74,590	405,068
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	114,219	4,077,932
Statoil ASA	775,380	18,854,527

		125,820,582

		153,972,622

Utilities - 2.4%
Electric Utilities - 1.4%
EDP - Energias de Portugal SA	3,805,550	13,978,132
Electricite de France	782,820	27,693,927
Emera, Inc.	20,340	585,356
Power Assets Holdings Ltd.	1,446,000	11,520,162

		53,777,577

Gas Utilities - 0.0%
Enagas SA	29,460	769,549
ENN Energy Holdings Ltd.	110,000	816,673

		1,586,222

Independent Power Producers & Energy Traders - 0.6%
APR Energy PLC	1,420,187	22,341,706

Multi-Utilities - 0.4%
National Grid PLC	1,138,840	14,895,128

		92,600,633

Total Common Stocks (cost $3,006,281,641)		3,679,972,841

Company	Shares	U.S. $ Value
WARRANTS - 1.8%
Financials - 1.1%
Commercial Banks - 0.0%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	31,060	$603,935

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	1,395,910	17,979,185

Consumer Finance - 0.4%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	792,280	8,622,493
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	2,081,596	3,634,585

		12,257,078

Diversified Financial Services - 0.0%
First Bank of Nigeria PLC, Citigroup Global Markets Holding, Inc., expiring 4/29/14 (a)	7,126,540	726,472

Real Estate Management & Development - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	3,802,160	7,908,873

		39,475,543

Information Technology - 0.6%
IT Services - 0.2%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	237,120	8,326,335

Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	436,530	15,223,221

		23,549,556

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 1/29/18 (a)	4,890,607	1,222,652

Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (a)	235,030	352,022

Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 11/07/18 (a)	224,110	562,949

		914,971

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(b)	14,800	739,350

Company	Shares	U.S. $ Value
Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(b)	47,390	$696,458

Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Hyundai Department Store Co., Ltd., Macquarie Bank Ltd., expiring 2/01/16 (a)	3,670	559,934

Total Warrants (cost $61,676,215)		67,158,464

INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
iShares MSCI Japan Small-Cap ETF (cost $719,599)	13,410	727,841

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
State Street Bank & Trust Co. 0.00%, dated 12/31/13 due 1/02/14 in the amount of $16,012,478 (collateralized by $16,570,000 Federal National Mortgage Association, 0.625% to 1.00%, due 9/27/2017 to 9/30/2017, value $16,334,020) (cost $16,012,478)	$16,012	16,012,478

Total Investments - 98.5% (cost $3,084,689,933) (c)		3,763,871,624
Other assets less liabilities - 1.5%		58,168,752

Net Assets - 100.0%		$3,822,040,376

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	28,599,902	USD	293,845	1/15/14	$22,256,509
Barclays Bank PLC Wholesale	KRW	86,926,317	USD	80,517	1/15/14	(1,921,195)
Barclays Bank PLC Wholesale	USD	296,414	EUR	217,842	1/15/14	3,269,728
BNP Paribas SA	GBP	17,881	USD	28,797	1/15/14	(810,801)
BNP Paribas SA	SEK	357,970	USD	55,737	1/15/14	92,946
BNP Paribas SA	USD	191,700	JPY	19,497,459	1/15/14	(6,549,964)
BNP Paribas SA	USD	9,823	KRW	10,412,615	1/15/14	51,794
BNP Paribas SA	USD	92,050	NZD	113,166	1/15/14	958,748
BNP Paribas SA	USD	28,180	NZD	34,106	1/15/14	(149,416)
BNP Paribas SA	USD	56,261	SEK	357,970	1/15/14	(616,444)
BNP Paribas SA	AUD	12,103	USD	10,888	1/17/14	91,585
Citibank, NA	EUR	50,884	USD	68,753	1/15/14	(1,247,504)
Citibank, NA	SEK	83,915	USD	12,867	1/15/14	(176,602)
Citibank, NA	USD	38,788	CHF	34,628	1/15/14	33,474

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	45,147	JPY	4,428,794	1/17/14	$(3,090,277)
Credit Suisse International	CHF	65,825	USD	74,123	1/15/14	326,848
Credit Suisse International	CHF	13,292	USD	14,683	1/15/14	(219,200)
Credit Suisse International	JPY	909,130	USD	8,982	1/15/14	348,504
Credit Suisse International	NOK	74,823	USD	12,656	1/15/14	325,074
Credit Suisse International	USD	49,221	CHF	44,489	1/15/14	655,380
Credit Suisse International	USD	46,957	JPY	4,677,348	1/15/14	(2,540,553)
Credit Suisse International	USD	58,996	NOK	362,349	1/15/14	718,131
Credit Suisse International	USD	187,216	SEK	1,186,513	1/15/14	(2,779,520)
Credit Suisse International	USD	63,230	NOK	389,632	4/16/14	763,060
Deutsche Bank AG London	GBP	96,324	USD	155,436	1/15/14	(4,059,004)
Deutsche Bank AG London	USD	44,339	AUD	47,451	1/15/14	(2,003,491)
Goldman Sachs Capital Markets LP	BRL	72,528	USD	30,960	1/03/14	218,498
Goldman Sachs Capital Markets LP	USD	30,410	BRL	72,528	1/03/14	331,910
Goldman Sachs Capital Markets LP	AUD	79,534	USD	70,622	1/15/14	(337,914)
Goldman Sachs Capital Markets LP	EUR	12,261	USD	16,422	1/15/14	(444,972)
Goldman Sachs Capital Markets LP	GBP	13,042	USD	21,040	1/15/14	(554,915)
Goldman Sachs Capital Markets LP	JPY	3,758,171	USD	38,281	1/15/14	2,593,015
Goldman Sachs Capital Markets LP	NOK	287,526	USD	48,080	1/15/14	696,682
Goldman Sachs Capital Markets LP	AUD	6,012	USD	5,338	1/17/14	(25,502)
Goldman Sachs Capital Markets LP	JPY	4,428,794	USD	45,112	1/17/14	3,055,556
Goldman Sachs Capital Markets LP	USD	16,018	AUD	18,115	1/17/14	142,418
Goldman Sachs Capital Markets LP	BRL	72,528	USD	30,167	2/04/14	(328,404)
Goldman Sachs Capital Markets LP	CHF	80,915	USD	91,203	4/16/14	419,422
Goldman Sachs Capital Markets LP	JPY	1,129,201	USD	11,033	4/16/14	304,217
HSBC Bank USA	CAD	14,379	USD	13,909	1/15/14	376,979
HSBC Bank USA	USD	55,896	GBP	34,506	1/15/14	1,239,914
HSBC Bank USA	USD	22,615	HKD	175,327	1/15/14	(4,845)
HSBC Bank USA	USD	13,712	GBP	8,465	1/17/14	304,243
HSBC Bank USA	USD	8,547	HKD	66,265	1/17/14	(1,813)
Royal Bank of Scotland PLC	EUR	108,044	USD	146,164	1/15/14	(2,471,466)
Royal Bank of Scotland PLC	USD	86,708	JPY	8,402,631	1/15/14	(6,915,695)
Royal Bank of Scotland PLC	USD	49,559	NZD	59,991	1/15/14	(253,399)
Royal Bank of Scotland PLC	GBP	8,465	USD	13,135	1/17/14	(881,032)
Standard Chartered Bank	BRL	72,528	USD	31,282	1/03/14	540,321
Standard Chartered Bank	USD	30,960	BRL	72,528	1/03/14	(218,498)
Standard Chartered Bank	HKD	1,747,705	USD	225,427	1/15/14	39,275
Standard Chartered Bank	USD	78,029	AUD	81,773	1/15/14	(5,071,588)
Standard Chartered Bank	USD	37,052	HKD	287,199	1/15/14	(14,367)
Standard Chartered Bank	USD	41,392	EUR	30,119	4/16/14	42,234
State Street Bank & Trust Co.	USD	73,803	EUR	53,478	1/15/14	(233,612)
State Street Bank & Trust Co.	HKD	66,265	USD	8,547	1/17/14	1,532
UBS AG	GBP	17,337	USD	27,582	1/15/14	(1,124,968)
UBS AG	NZD	126,788	USD	104,392	1/15/14	187,513
UBS AG	USD	25,893	EUR	19,132	1/15/14	426,675

						$(4,234,776)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $64,029,570 or 1.7% of net assets.
(c)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $771,542,558 and gross unrealized depreciation of investments was $(92,360,867), resulting in net unrealized appreciation of $679,181,691.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Tax-Managed International Portfolio

COUNTRY BREAKDOWN*

December 31, 2013 (unaudited)

27.5%	United Kingdom
18.9%	Japan
12.2%	France
7.4%	Switzerland
5.0%	Germany
4.7%	Hong Kong
3.7%	Australia
2.4%	Singapore
2.2%	Netherlands
2.1%	South Korea
1.8%	Norway
1.8%	Italy
1.5%	Denmark
1.3%	Brazil
7.5%	Other

100.0%	Total Investments

*	All data are as of December 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Austria, Belgium, Canada, China, Finland, Georgia, Greece, India, Indonesia, Ireland, Israel, Mexico, Nigeria, Peru, Philippines, Poland, Portugal, Qatar, Russia, South Africa, Spain, Sweden, Taiwan, Thailand, Turkey, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$38,893,536		$782,237,717		$	– 0	–	$821,131,253
Consumer Discretionary	131,711,604		602,962,249			– 0	–	734,673,853
Industrials	3,630,605		504,918,653			– 0	–	508,549,258
Consumer Staples	11,442,634		416,260,828			– 0	–	427,703,462
Health Care	610,164		312,980,801			– 0	–	313,590,965
Materials	455,537		234,524,874			– 0	–	234,980,411
Telecommunication Services	13,911,950		200,477,118			– 0	–	214,389,068
Information Technology	12,275,876		166,105,440			– 0	–	178,381,316
Energy	8,444,246		145,528,376			– 0	–	153,972,622
Utilities	22,927,062		69,673,571			– 0	–	92,600,633
Warrants	1,222,652		65,935,812			– 0	–	67,158,464
Investment Companies	727,841		– 0	–		– 0	–	727,841
Short-Term Investments	– 0	–	16,012,478			– 0	–	16,012,478

Total Investments in Securities	246,253,707		3,517,617,917	+		– 0	–	3,763,871,624
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	40,812,185			– 0	–	40,812,185
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(45,046,961)			– 0	–	(45,046,961)

Total (a)(b)	$246,253,707		$3,513,383,141			$–0	–	$3,759,636,848

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $104,861,312 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.
(b)	An amount of $44,635,644 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$54,991,794			$3,521,519			$58,513,313
Accrued discounts/(premiums)		– 0	–		3,164			3,164
Realized gain (loss)		(72,985)			(22,069)			(95,054)
Change in unrealized appreciation/depreciation		97,036			1,143			98,179
Purchases		– 0	–		– 0	–		– 0	–
Sales		(339,305)			(3,503,757)			(3,843,062)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(54,676,540)			– 0	–		(54,676,540	)+

Balance as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

+	Transferred out of Level 3 into Level 2 due to increase in observable inputs during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.0%
Financials - 20.7%
Capital Markets - 2.5%
3i Group PLC	79,820	$510,045
Ashmore Group PLC	51,040	339,999
Banca Generali SpA	20,640	638,753
Daiwa Securities Group, Inc.	173,000	1,732,688
Deutsche Bank AG (REG)	237,530	11,411,273
GAM Holding AG (a)	19,700	383,567
Intermediate Capital Group PLC	42,750	298,077
Macquarie Group Ltd.	235,372	11,552,701
UBS AG (REG) (a)	897,413	17,183,071

		44,050,174

Commercial Banks - 6.7%
Banco do Brasil SA	290,500	3,010,420
Bank Hapoalim BM	643,310	3,604,524
Bank of Georgia Holdings PLC	13,380	530,837
Barclays PLC	1,569,987	7,099,297
Hang Seng Bank Ltd.	482,600	7,844,407
HSBC Holdings PLC	1,222,460	13,415,454
KBC Groep NV	123,490	7,021,083
Lloyds Banking Group PLC (a)	9,121,620	11,969,265
Mitsubishi UFJ Financial Group, Inc.	1,791,900	11,897,130
National Australia Bank Ltd.	320,511	10,003,804
Resona Holdings, Inc.	805,300	4,109,015
Sberbank of Russia (Sponsored ADR)	275,916	3,468,264
Seven Bank Ltd.	468,400	1,831,943
Societe Generale SA	222,529	12,940,161
Sumitomo Mitsui Financial Group, Inc.	112,400	5,845,180
UniCredit SpA	1,354,110	9,988,790
Westpac Banking Corp.	53,500	1,550,894

		116,130,468

Consumer Finance - 0.0%
Aeon Thana Sinsap Thailand PCL	78,700	225,131
Aeon Thana Sinsap Thailand PCL (NVDR)	4,100	11,755
Credito Real SAB de CV	192,300	295,450
International Personal Finance PLC	29,080	240,560

		772,896

Diversified Financial Services - 1.0%
Chailease Holding Co., Ltd.	89,100	235,294
Challenger Ltd./Australia	74,760	415,201
IG Group Holdings PLC	659,459	6,737,224
Intercorp Financial Services, Inc. (b)	7,190	222,890
ORIX Corp.	567,600	9,973,788
Warsaw Stock Exchange	27,400	375,498

		17,959,895

Insurance - 6.0%
Admiral Group PLC	1,083,393	23,549,903
AIA Group Ltd.	2,655,000	13,363,909
Anadolu Hayat Emeklilik AS	85,603	209,709
BB Seguridade Participacoes SA	144,000	1,495,391
Gjensidige Forsikring ASA	237,170	4,536,066
Insurance Australia Group Ltd.	2,006,340	10,446,282

Company	Shares	U.S. $ Value
Lancashire Holdings Ltd.	651,040	$8,751,901
Muenchener Rueckversicherungs AG	37,840	8,346,363
Prudential PLC	746,910	16,688,950
Suncorp Group Ltd.	262,406	3,080,082
Topdanmark A/S (a)	291,590	7,684,337
Tryg A/S	57,900	5,598,918

		103,751,811

Real Estate Investment Trusts (REITs) - 0.3%
Concentradora Fibra Hotelera Mexicana SA de CV	137,850	220,661
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	205,250	199,861
GLP J-Reit	4,803	4,691,234

		5,111,756

Real Estate Management & Development - 4.2%
Aeon Mall Co., Ltd.	188,800	5,288,919
Aliansce Shopping Centers SA	27,800	214,772
Country Garden Holdings Co., Ltd.	10,293,000	6,226,260
Countrywide PLC	44,658	440,011
Daito Trust Construction Co., Ltd.	109,300	10,218,234
Global Logistic Properties Ltd.	9,473,833	21,732,363
Hang Lung Group Ltd.	291,800	1,481,794
Hang Lung Properties Ltd.	3,313,000	10,544,703
Lend Lease Group	420,340	4,194,872
Mitsubishi Estate Co., Ltd.	384,000	11,491,595
NTT Urban Development Corp.	25,600	295,093
Quintain Estates & Development PLC (a)	174,910	273,712

		72,402,328

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC	81,960	504,193

		360,683,521

Consumer Discretionary - 18.4%
Auto Components - 2.0%
Cie Generale des Etablissements Michelin-Class B	100,594	10,703,264
GKN PLC	1,213,490	7,519,664
Halla Visteon Climate Control Corp. (a)	8,190	301,483
Linamar Corp.	10,800	449,284
Nokian Renkaat Oyj	40,163	1,925,992
TS Tech Co., Ltd.	13,300	448,887
Valeo SA	120,940	13,402,731

		34,751,305

Automobiles - 4.2%
Honda Motor Co., Ltd.	223,500	9,225,432
Hyundai Motor Co. (Preference Shares)	57,250	6,790,894
Mazda Motor Corp. (a)	1,364,000	7,068,331
Nissan Motor Co., Ltd.	845,700	7,086,968
Toyota Motor Corp.	480,700	29,310,713
Volkswagen AG (Preference Shares)	50,640	14,251,037

		73,733,375

Distributors - 0.0%
Inchcape PLC	50,370	514,371

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.0%
Estacio Participacoes SA	1,085,000	$9,386,394
Kroton Educacional SA	427,900	7,120,633

		16,507,027

Hotels, Restaurants & Leisure - 3.4%
Flight Centre Travel Group Ltd.	8,620	367,116
Ladbrokes PLC	1,081,262	3,213,293
Melco Crown Entertainment Ltd. (ADR) (a)	224,660	8,811,165
Melco International Development Ltd.	703,000	2,597,752
Merlin Entertainments PLC (a)	695,120	4,115,125
Sodexo	236,660	23,999,196
Tatts Group Ltd.	903,670	2,505,372
Whitbread PLC	129,134	8,036,574
William Hill PLC	851,120	5,673,846

		59,319,439

Household Durables - 0.1%
Berkeley Group Holdings PLC	9,300	410,020
Rinnai Corp.	8,100	631,056
Techtronic Industries Co.	137,000	391,107

		1,432,183

Internet & Catalog Retail - 0.0%
Qunar Cayman Islands Ltd. (ADR) (a)	9,223	244,686

Leisure Equipment & Products - 0.0%
Merida Industry Co., Ltd.	22,000	159,817

Media - 2.8%
British Sky Broadcasting Group PLC	380,060	5,311,801
Cineplex, Inc.	49,130	2,037,814
Havas SA	47,050	387,801
Liberty Global PLC-Series C (a)	144,910	12,218,811
Mediaset Espana Comunicacion SA (a)	19,310	223,099
Metropole Television SA	18,710	428,495
Reed Elsevier PLC	555,470	8,284,062
SKY Perfect JSAT Holdings, Inc.	437,500	2,367,958
Thomson Reuters Corp.	182,510	6,901,790
VGI Global Media PCL	569,920	169,970
Wolters Kluwer NV	344,700	9,842,685

		48,174,286

Multiline Retail - 0.6%
Dollarama, Inc.	6,980	579,624
Myer Holdings Ltd.	861,790	2,122,848
Next PLC	78,750	7,118,331

		9,820,803

Specialty Retail - 1.8%
Belle International Holdings Ltd.	1,008,000	1,171,056
Fielmann AG	21,820	2,555,241
Howden Joinery Group PLC	98,060	561,073
JUMBO SA (a)	21,900	349,197
Komeri Co., Ltd.	13,800	352,508
Mr. Price Group Ltd.	23,850	372,769
Sanrio Co., Ltd.	60,000	2,526,435

Company	Shares	U.S. $ Value
Shimamura Co., Ltd.	38,800	$3,636,979
Sports Direct International PLC (a)	899,431	10,677,403
Super Retail Group Ltd.	26,470	314,697
United Arrows Ltd.	13,000	486,460
Yamada Denki Co., Ltd.	2,785,500	9,111,303

		32,115,121

Textiles, Apparel & Luxury Goods - 2.5%
Brunello Cucinelli SpA	11,250	399,946
Cie Financiere Richemont SA	157,625	15,746,325
Eclat Textile Co., Ltd.	38,900	439,243
Hugo Boss AG	18,860	2,686,158
Li & Fung Ltd.	8,916,000	11,548,011
LVMH Moet Hennessy Louis Vuitton SA	32,279	5,897,177
Samsonite International SA	2,009,900	6,104,246

		42,821,106

		319,593,519

Industrials - 12.7%
Aerospace & Defense - 2.9%
BAE Systems PLC	695,180	5,015,579
European Aeronautic Defence and Space Co. NV	242,517	18,618,074
MTU Aero Engines AG	90,270	8,870,913
QinetiQ Group PLC	566,560	2,037,926
Safran SA	108,200	7,522,974
Thales SA	56,220	3,623,014
Zodiac Aerospace	29,120	5,160,356

		50,848,836

Airlines - 0.2%
Qantas Airways Ltd. (a)	3,754,840	3,683,176

Building Products - 0.0%
Kingspan Group PLC	30,520	545,822
Tarkett SA (a)	4,621	181,305

		727,127

Commercial Services & Supplies - 1.2%
Aggreko PLC	55,682	1,579,177
Babcock International Group PLC	447,640	10,058,483
Edenred	253,693	8,494,254

		20,131,914

Construction & Engineering - 0.0%
China State Construction International Holdings Ltd.	220,000	395,992
Grana y Montero SA	53,020	225,601
Grana y Montero SA (ADR) (a)	4,615	97,976
Sino-Thai Engineering & Construction PCL	297,240	119,402

		838,971

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	767,900	12,836,241

Industrial Conglomerates - 0.8%
Hutchison Whampoa Ltd.	546,000	7,446,724

Company	Shares	U.S. $ Value
Toshiba Corp.	1,641,000	$6,908,301

		14,355,025

Machinery - 0.6%
Andritz AG	6,458	404,717
Hiwin Technologies Corp.	15,870	134,112
IHI Corp.	93,000	402,192
Komatsu Ltd.	336,000	6,898,507
Krones AG	4,670	401,446
KUKA AG	8,130	381,559
Melrose Industries PLC	92,970	471,667
Nabtesco Corp.	13,900	320,795
Nachi-Fujikoshi Corp.	105,000	593,120
Pfeiffer Vacuum Technology AG	2,060	280,436

		10,288,551

Marine - 0.6%
Nippon Yusen KK	3,170,000	10,135,844

Professional Services - 4.7%
Bureau Veritas SA	699,730	20,428,427
Capita PLC	1,123,604	19,340,822
DKSH Holding AG	2,340	182,047
Intertek Group PLC	493,256	25,743,690
SGS SA	6,660	15,332,997

		81,027,983

Road & Rail - 0.4%
Central Japan Railway Co.	2,300	271,060
East Japan Railway Co.	24,800	1,975,512
Localiza Rent a Car SA	15,540	219,210
National Express Group PLC	128,295	585,614
Nippon Express Co., Ltd.	724,000	3,504,604

		6,556,000

Trading Companies & Distributors - 0.5%
Barloworld Ltd.	32,120	306,445
Mitsubishi Corp.	384,100	7,373,917
Rexel SA	11,270	295,765

		7,976,127

Transportation Infrastructure - 0.1%
OHL Mexico SAB de CV (a)	123,610	314,978
Sydney Airport	220,960	750,963

		1,065,941

		220,471,736

Consumer Staples - 11.0%
Beverages - 2.5%
Anheuser-Busch InBev NV	93,230	9,913,721
Carlsberg A/S-Class B	62,980	6,968,971
Davide Campari-Milano SpA	43,340	361,871
Diageo PLC	581,000	19,253,510
SABMiller PLC (London)	134,910	6,944,502

		43,442,575

Company	Shares	U.S. $ Value
Food & Staples Retailing - 2.7%
Brasil Pharma SA (a)	34,600	$99,140
Clicks Group Ltd.	40,090	239,967
Eurocash SA	14,240	225,105
FamilyMart Co., Ltd.	9,800	447,728
GS Retail Co., Ltd.	10,860	288,364
Jean Coutu Group PJC, Inc. (The)-Class A	88,660	1,536,579
Jeronimo Martins SGPS SA	468,388	9,158,731
Koninklijke Ahold NV	695,560	12,500,002
Lawson, Inc.	20,400	1,526,653
MARR SpA	25,360	420,890
Metro, Inc.	65,530	4,003,669
Olam International Ltd.	10,539,746	12,856,744
Sugi Holdings Co., Ltd.	37,900	1,539,680
Tsuruha Holdings, Inc.	18,600	1,707,830

		46,551,082

Food Products - 0.2%
Alicorp SAA	63,790	199,465
Del Monte Pacific Ltd.	328,000	158,933
Devro PLC	51,630	246,230
Mayora Indah Tbk PT	130,667	279,840
MHP SA (GDR) (b)	11,820	201,531
Minerva SA/Brazil (a)	42,100	205,213
Standard Foods Corp.	81,950	256,198
Unilever PLC	53,377	2,196,240
Wei Chuan Foods Corp.	216,000	380,399

		4,124,049

Household Products - 1.6%
Henkel AG & Co. KGaA	193,580	20,182,446
LG Household & Health Care Ltd. (a)	13,320	6,926,199
Pigeon Corp.	6,100	295,847

		27,404,492

Tobacco - 4.0%
British American Tobacco PLC	600,344	32,222,912
Imperial Tobacco Group PLC	261,160	10,124,678
Japan Tobacco, Inc.	827,000	26,909,543

		69,257,133

		190,779,331

Health Care - 8.4%
Biotechnology - 0.9%
Actelion Ltd. (REG) (a)	182,790	15,504,387
Taiwan Liposome Co., Ltd. (a)	19,000	220,614

		15,725,001

Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	14,410	265,955
Draegerwerk AG & Co. KGaA (Preference Shares)	3,630	474,795
Ginko International Co., Ltd.	23,000	434,445

		1,175,195

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.4%
Sonic Healthcare Ltd.	215,160	$3,193,075
Suzuken Co., Ltd./Aichi Japan	103,800	3,362,389

		6,555,464

Life Sciences Tools & Services - 1.2%
Eurofins Scientific SE	78,410	21,222,482

Pharmaceuticals - 5.8%
Astellas Pharma, Inc.	133,900	7,938,504
AstraZeneca PLC	46,890	2,781,841
Daiichi Sankyo Co., Ltd.	609,600	11,146,507
GlaxoSmithKline PLC	978,340	26,138,768
Kalbe Farma Tbk PT	3,198,000	329,399
Novartis AG	289,160	23,175,973
Orion Oyj-Class B	6,020	169,204
Roche Holding AG	90,960	25,480,276
Sanofi	34,550	3,689,760

		100,850,232

		145,528,374

Materials - 5.7%
Chemicals - 3.3%
Arkema SA	88,880	10,377,461
Chr Hansen Holding A/S	9,230	365,882
Denki Kagaku Kogyo KK	2,268,000	9,374,284
EMS-Chemie Holding AG (REG)	6,290	2,242,849
Essentra PLC	1,204,947	17,164,839
Fuchs Petrolub SE (Preference Shares)	4,850	475,135
Givaudan SA (a)	2,780	3,976,970
Kansai Paint Co., Ltd.	41,000	606,305
Koninklijke DSM NV	100,125	7,879,673
Nippon Shokubai Co., Ltd.	440,000	4,861,199

		57,324,597

Construction Materials - 0.0%
Cementos Pacasmayo SAA	87,420	198,490

Metals & Mining - 2.0%
BHP Billiton PLC	564,937	17,529,935
Dowa Holdings Co., Ltd.	307,139	3,005,036
MMC Norilsk Nickel OJSC (ADR)	456,290	7,583,540
Rio Tinto PLC	121,110	6,843,882

		34,962,393

Paper & Forest Products - 0.4%
Mondi PLC	416,310	7,226,521

		99,712,001

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 3.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,809,744	3,069,071
Deutsche Telekom AG	251,940	4,340,970
Nippon Telegraph & Telephone Corp.	153,600	8,272,958
Singapore Telecommunications Ltd.	1,080,000	3,122,882
Swisscom AG	15,530	8,207,510
TDC A/S	657,820	6,380,772
Telenor ASA	402,700	9,621,945

Company	Shares	U.S. $ Value
Telstra Corp., Ltd.	1,320,750	$6,199,077
Vivendi SA	632,315	16,678,825

		65,894,010

Wireless Telecommunication Services - 1.5%
StarHub Ltd.	443,000	1,510,106
Vodafone Group PLC	6,289,435	24,762,700

		26,272,806

		92,166,816

Information Technology - 4.5%
Computers & Peripherals - 0.3%
Catcher Technology Co., Ltd.	775,000	5,046,566

Electronic Equipment, Instruments & Components - 0.5%
Anritsu Corp.	32,800	361,448
Largan Precision Co., Ltd.	6,000	245,236
LG Display Co., Ltd. (a)	126,850	3,063,216
LG Display Co., Ltd. (ADR)	339,660	4,123,472

		7,793,372

Internet Software & Services - 0.7%
Mail.ru Group Ltd. (GDR) (b)	9,790	436,634
SINA Corp./China (a)	4,620	389,235
Telecity Group PLC	958,036	11,524,956

		12,350,825

IT Services - 1.3%
Alten SA	8,760	397,721
Amadeus IT Holding SA-Class A	131,020	5,612,280
Computacenter PLC	33,805	357,829
Fujitsu Ltd. (a)	1,491,000	7,727,369
Itochu Techno-Solutions Corp.	12,200	494,507
Obic Co., Ltd.	162,500	4,801,489
Otsuka Corp.	27,800	3,551,564
Wirecard AG	8,460	334,866

		23,277,625

Semiconductors & Semiconductor Equipment - 1.0%
Hermes Microvision, Inc.	13,000	423,336
Samsung Electronics Co., Ltd. (GDR) (London) (b)	12,270	8,028,767
Sumco Corp.	555,500	4,900,568
Tokyo Electron Ltd.	88,600	4,882,100

		18,234,771

Software - 0.7%
Dassault Systemes	12,700	1,576,443
GameLoft SE (a)	42,700	481,100
Oracle Corp. Japan	83,400	3,048,632
Playtech PLC	132,500	1,618,750
SAP AG	51,381	4,455,840

Company	Shares	U.S. $ Value
SDL PLC	52,420	$311,970

		11,492,735

		78,195,894

Energy - 4.1%
Energy Equipment & Services - 0.7%
Aker Solutions ASA	435,450	7,796,136
Saipem SpA	235,690	5,054,521

		12,850,657

Oil, Gas & Consumable Fuels - 3.4%
Africa Oil Corp. (a)	29,200	253,100
BG Group PLC	933,426	20,085,788
ENI SpA	534,680	12,919,820
Gazprom OAO (Sponsored ADR)	384,960	3,329,904
Genel Energy PLC (a)	20,780	370,010
Gran Tierra Energy, Inc. (a)	33,990	247,985
JX Holdings, Inc.	2,229,200	11,479,144
KrisEnergy Ltd. (a)	342,000	340,778
Ophir Energy PLC (a)	32,526	176,636
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	47,878	1,709,376
Statoil ASA	339,930	8,265,908

		59,178,449

		72,029,106

Utilities - 2.2%
Electric Utilities - 1.3%
EDP - Energias de Portugal SA	1,651,290	6,065,339
Electricite de France	329,790	11,667,025
Emera, Inc.	8,870	255,265
Power Assets Holdings Ltd.	526,500	4,194,582

		22,182,211

Gas Utilities - 0.0%
Enagas SA	12,830	335,143
ENN Energy Holdings Ltd.	48,000	356,366

		691,509

Independent Power Producers & Energy Traders - 0.5%
APR Energy PLC	602,804	9,483,026

Multi-Utilities - 0.4%
National Grid PLC	484,510	6,337,008

		38,693,754

Total Common Stocks (cost $1,349,551,744)		1,617,854,052

INVESTMENT COMPANIES - 3.4%
Funds and Investment Trusts - 3.4%
iShares MSCI EAFE ETF	871,910	58,470,284
iShares MSCI Japan Small-Cap ETF	5,840	316,972

Company	Shares	U.S. $ Value
Total Investment Companies (cost $57,822,387)		$58,787,256

WARRANTS - 1.6%
Financials - 0.9%
Commercial Banks - 0.0%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	13,540	263,274

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	586,810	7,558,056

Consumer Finance - 0.3%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	264,270	2,876,087
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	883,608	1,542,830

		4,418,917

Diversified Financial Services - 0.0%
First Bank of Nigeria PLC, Citigroup Global Markets Holding, Inc., expiring 4/29/14 (a)	3,107,760	316,802

Real Estate Management & Development - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	1,738,110	3,615,442

		16,172,491

Information Technology - 0.6%
IT Services - 0.2%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	99,890	3,507,581

Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	202,110	7,048,233

		10,555,814

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 1/29/18 (a)	2,120,393	530,098

Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (a)	102,500	153,522

Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 11/07/18 (a)	96,860	243,306

		396,828

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(b)	6,460	322,716

Company	Shares	U.S. $ Value
Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(b)	20,650	$303,479

Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Hyundai Department Store Co., Ltd., Macquarie Bank Ltd., expiring 2/01/16 (a)	1,590	242,587

Total Warrants (cost $25,972,602)		28,524,013

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
State Street Bank & Trust Co. 0.00%, dated 12/31/13 due 1/02/14 in the amount of $10,482,260 (collateralized by $10,900,000 U.S. Treasury Note, 0.625%, due 9/30/2017, value $10,692,224) (cost $10,482,260)	$10,482	10,482,260

Total Investments - 98.6% (cost $1,443,828,993) (c)		1,715,647,581
Other assets less liabilities - 1.4% (d)		24,826,349

Net Assets - 100.0%		$1,740,473,930

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	169	March 2014	$15,497,380	$16,205,410	$708,030

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	6,440,482	USD	62,419	3/18/14	$1,239,646
Barclays Bank PLC Wholesale	KRW	31,952,165	USD	30,266	3/18/14	(25,732)
Barclays Bank PLC Wholesale	NOK	158,869	USD	25,776	3/18/14	(344,411)
Barclays Bank PLC Wholesale	USD	34,404	CHF	30,643	3/18/14	(32,608)
Barclays Bank PLC Wholesale	USD	76,116	SEK	497,410	3/18/14	1,120,965

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	35,615	NZD	43,977	3/18/14	$366,032
BNP Paribas SA	USD	63,174	AUD	69,951	3/18/14	(1,017,894)
BNP Paribas SA	USD	57,085	JPY	5,865,447	3/18/14	(1,368,688)
Credit Suisse International	GBP	4,100	USD	6,546	3/18/14	(239,338)
Credit Suisse International	CHF	72,303	USD	81,460	3/18/14	360,001
Credit Suisse International	USD	53,784	NOK	331,086	3/18/14	652,373
Goldman Sachs Capital Markets LP	BRL	29,710	USD	12,682	1/03/14	89,504
Goldman Sachs Capital Markets LP	USD	12,457	BRL	29,710	1/03/14	135,962
Goldman Sachs Capital Markets LP	BRL	29,710	USD	12,357	2/04/14	(134,526)
Goldman Sachs Capital Markets LP	AUD	48,131	USD	42,562	3/18/14	(205,205)
Goldman Sachs Capital Markets LP	HKD	573,472	USD	73,978	3/18/14	16,743
HSBC Bank USA	USD	68,129	EUR	49,650	3/18/14	172,751
Royal Bank of Scotland PLC	CAD	8,408	USD	7,885	3/18/14	(15,301)
Royal Bank of Scotland PLC	GBP	46,271	USD	75,872	3/18/14	(710,546)
Royal Bank of Scotland PLC	USD	32,407	NZD	39,449	3/18/14	(131,355)
Standard Chartered Bank	BRL	29,710	USD	12,814	1/03/14	221,335
Standard Chartered Bank	USD	12,682	BRL	29,710	1/03/14	(89,505)
Standard Chartered Bank	USD	31,953	EUR	23,250	3/18/14	31,326
State Street Bank & Trust Co.	JPY	1,111,085	USD	10,825	3/18/14	270,616
UBS AG	NZD	46,113	USD	37,798	3/18/14	70,172

						$432,317

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $26,998,393 or 1.6% of net assets.
(c)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $310,341,957 and gross unrealized depreciation of investments was $(38,523,369), resulting in net unrealized appreciation of $271,818,588.
(d)	An amount of U.S. 0 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

International Portfolio

COUNTRY BREAKDOWN*

December 31, 2013 (unaudited)

26.7%	United Kingdom
18.4%	Japan
11.6%	France
7.5%	Switzerland
4.7%	Germany
4.4%	Hong Kong
3.6%	Australia
3.4%	United States
2.3%	Singapore
2.1%	South Korea
1.8%	Netherlands
1.8%	Norway
1.7%	Italy
10.0%	Other

100.0%	Total Investments

*	All data are as of December 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Belgium, Brazil, Canada, China, Denmark, Finland, Georgia, Greece, India, Indonesia, Ireland, Israel, Mexico, Nigeria, Peru, Philippines, Poland, Portugal, Qatar, Russia, South Africa, Spain, Taiwan, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - International Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$17,969,080		$342,714,441		$	– 0	–	$360,683,521
Consumer Discretionary	57,177,127		262,416,392			– 0	–	319,593,519
Industrials	1,584,892		218,886,844			– 0	–	220,471,736
Consumer Staples	6,731,794		184,047,537			– 0	–	190,779,331
Health Care	265,955		145,262,419			– 0	–	145,528,374
Materials	198,490		99,513,511			– 0	–	99,712,001
Telecommunication Services	6,380,772		85,786,044			– 0	–	92,166,816
Information Technology	7,006,884		71,189,010			– 0	–	78,195,894
Energy	3,830,989		68,198,117			– 0	–	72,029,106
Utilities	9,738,291		28,955,463			– 0	–	38,693,754
Investment Companies	58,787,256		– 0	–		– 0	–	58,787,256
Warrants	530,098		27,993,915			– 0	–	28,524,013
Short-Term Investments	– 0	–	10,482,260			– 0	–	10,482,260

Total Investments in Securities	170,201,628		1,545,445,953	+		– 0	–	1,715,647,581
Other Financial Instruments*:
Assets:
Futures	708,030		– 0	–		– 0	–	708,030
Forward Currency Exchange Contracts	– 0	–	4,747,426			– 0	–	4,747,426
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,315,109)			– 0	–	(4,315,109)

Total(a)(b)	$170,909,658		$1,545,878,270		$	– 0	–	$1,716,787,928

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $45,486,284 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.
(b)	An amount of $18,038,910 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$23,055,999			$1,525,585			$24,581,584
Accrued discounts/(premiums)		– 0	–		1,371			1,371
Realized gain (loss)		(31,721)			(9,561)			(41,282)
Change in unrealized appreciation/depreciation		42,208			495			42,703
Purchases		– 0	–		– 0	–		– 0	–
Sales		(147,956)			(1,517,890)			(1,665,846)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(22,918,530)			– 0	–		(22,918,530	)+

Balance as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

+	Transferred out of Level 3 into Level 2 due to increase in observable inputs during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 27.2%
Capital Markets - 0.1%
China Cinda Asset Management Co., Ltd.-Class H (a)	1,534,931	$954,099

Commercial Banks - 17.1%
Abu Dhabi Commercial Bank PJSC	1,964,200	3,475,987
Banco do Brasil SA	2,157,600	22,358,976
Bangkok Bank PCL (NVDR)	1,130,600	6,158,464
Bank Mandiri Persero Tbk PT	7,605,500	4,922,362
Bank of Baroda	579,182	6,059,153
Bank of India	334,434	1,296,081
BankMuscat SAOG	621,700	1,033,475
Canara Bank	215,194	986,307
China Construction Bank Corp.-Class H	28,628,400	21,674,877
China Merchants Bank Co., Ltd.-Class H	3,296,000	7,048,682
Credicorp Ltd.	68,350	9,072,096
DGB Financial Group, Inc.	447,710	7,014,022
First Gulf Bank PJSC	903,290	4,631,709
Grupo Financiero Banorte SAB de CV-Class O	1,865,739	13,052,242
Grupo Financiero Santander Mexico SAB de CV (ADR)-Class B	419,337	5,719,757
HDFC Bank Ltd.	916,590	9,912,209
ICICI Bank Ltd.	176,010	3,144,708
ICICI Bank Ltd. (ADR)	72,860	2,708,206
Industrial & Commercial Bank of China Ltd.-Class H	34,615,000	23,472,789
Itausa - Investimentos Itau SA (Preference Shares)	2,235,306	8,444,806
Kasikornbank PCL (NVDR)	1,524,300	7,286,204
KB Financial Group, Inc.	160,407	6,483,632
Komercni Banka AS	30,781	6,865,705
Punjab National Bank	406,041	4,123,000
Sberbank of Russia (Sponsored ADR)	1,418,303	17,828,069
Shinhan Financial Group Co., Ltd.	83,690	3,757,247
Union Bank of India	941,094	1,994,181

		210,524,946

Consumer Finance - 0.7%
Muthoot Finance Ltd.	1,843,751	3,226,791
Shriram Transport Finance Co., Ltd.	498,121	5,404,191

		8,630,982

Insurance - 1.8%
AIA Group Ltd.	2,493,400	12,550,497
BB Seguridade Participacoes SA	922,600	9,580,884

		22,131,381

Real Estate Management & Development - 6.3%
Aldar Properties PJSC	5,077,890	3,830,984
BR Malls Participacoes SA	436,358	3,147,257
China Overseas Land & Investment Ltd.	2,530,000	7,141,292
CIFI Holdings Group Co., Ltd.	1,140,000	241,947
Country Garden Holdings Co., Ltd.	14,498,000	8,769,874
Emaar Properties PJSC	2,932,110	6,106,302
Evergrande Real Estate Group Ltd.	17,234,000	6,580,008
Global Logistic Properties Ltd.	6,971,000	15,991,025
Greentown China Holdings Ltd.	369,000	565,807

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	3,184,000	$10,134,118
KWG Property Holding Ltd.	11,511,300	6,430,968
LPN Development PCL	2,766,600	1,305,000
Pruksa Real Estate PCL	4,115,700	2,279,542
Shimao Property Holdings Ltd.	1,863,000	4,280,160
Supalai PCL	2,651,400	1,178,041

		77,982,325

Thrifts & Mortgage Finance - 1.2%
Housing Development Finance Corp.	1,165,525	15,070,057

		335,293,790

Information Technology - 16.7%
Communications Equipment - 0.3%
BYD Electronic International Co., Ltd. (a)	7,228,500	4,217,873

Computers & Peripherals - 1.6%
Catcher Technology Co., Ltd.	990,000	6,446,581
Inventec Corp.	9,551,000	8,457,470
Lite-On Technology Corp.	2,912,375	4,680,368

		19,584,419

Electronic Equipment, Instruments & Components - 1.6%
Innolux Corp. (a)	4,149,000	1,585,300
Ju Teng International Holdings Ltd.	4,620,000	3,056,479
LG Display Co., Ltd. (a)	489,200	11,813,362
Yageo Corp. (a)	7,681,100	2,776,365

		19,231,506

Internet Software & Services - 0.3%
Baidu, Inc. (Sponsored ADR) (a)	18,766	3,338,096

IT Services - 1.8%
HCL Technologies Ltd.	363,769	7,451,399
Tata Consultancy Services Ltd.	425,430	14,967,331

		22,418,730

Semiconductors & Semiconductor Equipment - 11.1%
Advanced Semiconductor Engineering, Inc.	11,319,794	10,574,879
Advanced Semiconductor Engineering, Inc. (ADR)	859,294	4,124,611
King Yuan Electronics Co., Ltd.	7,188,000	4,947,790
Kinsus Interconnect Technology Corp.	1,220,000	4,056,604
Samsung Electronics Co., Ltd.	49,221	64,137,278
Samsung Electronics Co., Ltd. (Preference Shares)	8,400	8,078,350
SK Hynix, Inc. (a)	415,640	14,538,072
Taiwan Semiconductor Manufacturing Co., Ltd.	7,615,120	26,888,662

		137,346,246

		206,136,870

Consumer Discretionary - 15.5%
Auto Components - 1.0%
Hyundai Mobis	33,212	9,246,347
Nokian Renkaat Oyj	30,753	1,474,741

Company	Shares	U.S. $ Value
Xingda International Holdings Ltd.	3,011,000	$1,805,639

		12,526,727

Automobiles - 3.6%
Hyundai Motor Co.	60,300	13,535,342
Hyundai Motor Co. (Preference Shares)	52,749	6,256,993
Kia Motors Corp.	230,930	12,297,379
Tata Motors Ltd.	863,960	5,285,512
Tata Motors Ltd.-Class A	2,344,640	7,296,436

		44,671,662

Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	2,727,000	2,044,484

Diversified Consumer Services - 1.7%
Estacio Participacoes SA	1,274,900	11,029,229
Kroton Educacional SA	616,800	10,264,096

		21,293,325

Hotels, Restaurants & Leisure - 2.2%
Ajisen China Holdings Ltd.	4,165,000	4,315,506
Melco Crown Entertainment Ltd. (ADR) (a)	126,590	4,964,860
Melco International Development Ltd.	1,022,000	3,776,532
MGM China Holdings Ltd.	1,134,000	4,860,702
Yum! Brands, Inc.	123,570	9,343,128

		27,260,728

Household Durables - 0.6%
Even Construtora e Incorporadora SA	1,486,700	5,117,550
Rossi Residencial SA (a)	2,161,595	1,872,788

		6,990,338

Media - 0.8%
Naspers Ltd.-Class N	93,960	9,835,205

Multiline Retail - 0.6%
El Puerto de Liverpool SAB de CV	296,781	3,407,305
SACI Falabella	463,882	4,166,948

		7,574,253

Specialty Retail - 1.7%
Belle International Holdings Ltd.	9,222,000	10,713,769
Chow Tai Fook Jewellery Group Ltd.	4,359,771	6,514,615
Zhongsheng Group Holdings Ltd.	3,042,500	4,193,217

		21,421,601

Textiles, Apparel & Luxury Goods - 3.1%
Alpargatas SA (Preference Shares)	549,350	3,446,171
Cie Financiere Richemont SA (Johannesburg)	1,554,643	15,529,988
Daphne International Holdings Ltd.	3,492,000	1,574,354
Pacific Textile Holdings Ltd.	3,118,000	4,752,816
Shenzhou International Group Holdings Ltd.	1,704,000	6,451,872
Yue Yuen Industrial Holdings Ltd.	1,788,000	5,978,571

		37,733,772

		191,352,095

Company	Shares	U.S. $ Value
Energy - 10.2%
Energy Equipment & Services - 0.5%
Eurasia Drilling Co., Ltd. (GDR) (b)	124,317	$5,594,265

Oil, Gas & Consumable Fuels - 9.7%
BG Group PLC	966,910	20,806,308
China Petroleum & Chemical Corp.-Class H	3,819,100	3,133,671
Gazprom OAO (Sponsored ADR)	2,547,612	22,036,844
KazMunaiGas Exploration Production JSC (GDR) (b)	220,704	3,465,053
LUKOIL OAO (London) (Sponsored ADR)	351,920	22,213,190
NovaTek OAO (Sponsored GDR) (b)	92,260	12,641,266
Oil & Natural Gas Corp. Ltd.	1,270,305	5,940,726
Petroleo Brasileiro SA (Sponsored ADR)	1,590,066	23,358,070
PTT PCL	662,500	5,766,129

		119,361,257

		124,955,522

Materials - 7.9%
Chemicals - 0.8%
Hyosung Corp.	99,830	6,660,965
UPL Ltd.	1,103,360	3,531,497

		10,192,462

Construction Materials - 0.9%
China National Building Material Co., Ltd.-Class H	6,534,000	7,077,583
Grasim Industries Ltd. (GDR) (b)	35,641	1,568,537
West China Cement Ltd.	13,990,400	2,080,383

		10,726,503

Metals & Mining - 4.9%
BHP Billiton PLC	621,726	19,292,091
KGHM Polska Miedz SA	195,690	7,627,549
Korea Zinc Co., Ltd.	5,550	1,674,199
MMC Norilsk Nickel OJSC (ADR)	314,030	5,219,179
Real Gold Mining Ltd. (a)(c)(d)	1,788,000	23
Sberbank of Russia (GDR) (b)	170,202	2,020,808
Ternium SA (Sponsored ADR)	221,250	6,925,125
Vale SA (Sponsored ADR) (Local Preference Shares)	1,087,270	15,232,653
Vale SA (Sponsored ADR)-Class H	170,560	2,601,040

		60,592,667

Paper & Forest Products - 1.3%
China Forestry Holdings Co., Ltd. (a)(c)(d)	6,430,000	83
Duratex SA	544,300	3,037,541
Nine Dragons Paper Holdings Ltd.	5,364,000	4,685,343
Sappi Ltd. (a)	2,435,714	7,616,487

		15,339,454

		96,851,086

Company	Shares	U.S. $ Value
Consumer Staples - 7.9%
Beverages - 0.8%
SABMiller PLC (Johannesburg)	187,060	$9,509,037

Food & Staples Retailing - 2.4%
Bizim Toptan Satis Magazalari AS	109,634	1,207,675
Jeronimo Martins SGPS SA	456,216	8,920,723
Magnit OJSC (Sponsored GDR) (b)	164,560	10,925,196
Olam International Ltd.	6,123,181	7,469,267
Shoprite Holdings Ltd.	70,760	1,108,056

		29,630,917

Food Products - 1.4%
AVI Ltd.	533,540	2,918,449
Gruma SAB de CV-Class B (a)	262,075	1,981,144
JBS SA	942,500	3,510,444
MHP SA (GDR) (b)	352,970	6,018,138
Unilever PLC	75,870	3,121,732

		17,549,907

Household Products - 1.4%
Kimberly-Clark de Mexico SAB de CV-Class A	775,939	2,206,611
LG Household & Health Care Ltd.	29,184	15,175,240

		17,381,851

Tobacco - 1.9%
British American Tobacco PLC	368,020	19,753,135
Gudang Garam Tbk PT	833,500	2,882,840

		22,635,975

		96,707,687

Industrials - 4.7%
Airlines - 0.7%
Air Arabia PJSC	4,170,300	1,764,991
Turk Hava Yollari	2,276,057	6,823,826

		8,588,817

Commercial Services & Supplies - 0.7%
Edenred	247,176	8,276,049

Industrial Conglomerates - 1.4%
Alliance Global Group, Inc.	15,849,300	9,250,167
Bidvest Group Ltd.	256,978	6,583,344
SM Investments Corp.	133,387	2,143,087

		17,976,598

Professional Services - 0.3%
51job, Inc. (ADR) (a)	48,903	3,809,544

Road & Rail - 1.0%
Globaltrans Investment PLC (Sponsored GDR) (b)	358,272	5,696,525
Localiza Rent a Car SA	453,462	6,396,615

		12,093,140

Company	Shares	U.S. $ Value
Transportation Infrastructure - 0.6%
Jiangsu Expressway Co., Ltd.-Class H	6,136,000	$7,564,856

		58,309,004

Health Care - 2.6%
Health Care Providers & Services - 0.9%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	4,307,000	10,544,083

Pharmaceuticals - 1.7%
Glenmark Pharmaceuticals Ltd.	366,960	3,166,499
Lupin Ltd.	209,917	3,079,125
Richter Gedeon Nyrt	411,440	8,364,051
Sun Pharmaceutical Industries Ltd.	746,415	6,857,133

		21,466,808

		32,010,891

Utilities - 2.1%
Electric Utilities - 0.3%
Light SA	463,700	4,361,781

Independent Power Producers & Energy Traders - 0.9%
APR Energy PLC	487,664	7,671,698
China Resources Power Holdings Co., Ltd.	1,232,000	2,924,097

		10,595,795

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	491,700	5,516,926
Cia de Saneamento de Minas Gerais-COPASA	345,400	5,446,171

		10,963,097

		25,920,673

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.3%
Telekomunikasi Indonesia Persero TBK PT	23,082,500	4,085,344

Wireless Telecommunication Services - 1.5%
China Mobile Ltd.	146,500	1,523,144
SK Telecom Co., Ltd.	52,550	11,500,001
Turkcell Iletisim Hizmetleri AS (a)	990,410	5,248,876

		18,272,021

		22,357,365

Total Common Stocks (cost $1,130,340,344)		1,189,894,983

WARRANTS - 1.2%
Financials - 0.6%
Commercial Banks - 0.4%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	290,540	5,649,300

Real Estate Management & Development - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	1,103,500	2,295,390

Company	Shares	U.S. $ Value

		$7,944,690

Industrials - 0.6%
Industrial Conglomerates - 0.3%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	1,776,110	3,087,647

Air Freight & Logistics - 0.3%
Agility Public Warehousing Co. KSC, Credit Suisse International, expiring 3/29/16 (b)	1,538,831	3,771,242

		6,858,889

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)	982,467	245,617

Total Warrants (cost $13,158,269)		15,049,196

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
State Street Bank & Trust Co. 0.00%, dated 12/31/13 due 1/2/14 in the amount of $23,139,310 (collateralized by $23,875,000 Federal National Mortgage Association, 0.625%, due 9/30/2017, value $23,606,406) (cost $23,139,310)	$23,139	23,139,310

Total Investments - 99.7% (cost $1,166,637,923) (e)		1,228,083,489
Other assets less liabilities - 0.3%		4,100,010

Net Assets - 100.0%		$1,232,183,499

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $51,701,030 or 4.2% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $171,873,257 and gross unrealized depreciation of investments was $(110,427,691), resulting in net unrealized appreciation of $61,445,566.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

Emerging Markets Portfolio

COUNTRY BREAKDOWN*

December 31, 2013 (unaudited)

15.9%	South Korea
13.4%	China
12.0%	Brazil
9.4%	India
8.2%	Russia
6.7%	United Kingdom
6.2%	Taiwan
5.3%	Hong Kong
2.3%	South Africa
2.2%	Mexico
2.0%	Thailand
2.0%	Singapore
1.8%	United Arab Emirates
1.3%	Switzerland
11.3%	Other

100.0%	Total Investments

*	All data are as of December 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Chile, Cyprus, Czech Republic, Finland, France, Hungary, Indonesia, Kazakhstan, Kuwait, Oman, Peru, Philippines, Poland, Portugal, Qatar, Sri Lanka, Turkey and Ukraine.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$63,424,815		$271,868,975		$	– 0	–	$335,293,790
Information Technology	7,462,707		198,674,163			– 0	–	206,136,870
Consumer Discretionary	51,374,553		139,977,542			– 0	–	191,352,095
Energy	81,165,956		43,789,566			– 0	–	124,955,522
Materials	24,758,818		72,092,162			106		96,851,086
Consumer Staples	14,505,936		82,201,751			– 0	–	96,707,687
Industrials	23,467,540		34,841,464			– 0	–	58,309,004
Health Care	– 0	–	32,010,891			– 0	–	32,010,891
Utilities	13,117,869		12,802,804			– 0	–	25,920,673
Telecommunication Services	– 0	–	22,357,365			– 0	–	22,357,365
Warrants	245,617		14,803,579			– 0	–	15,049,196
Short-Term Investments	– 0	–	23,139,310			– 0	–	23,139,310

Total Investments in Securities	279,523,811		948,559,572	+		106		1,228,083,489
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total (a)	$279,523,811		$948,559,572			$106		$1,228,083,489

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $61,171,115 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials			Warrants			Corporates - Non- Investment Grades
Balance as of 9/30/13		$106			$10,126,291			$705,711
Accrued discounts/(premiums)		– 0	–		– 0	–		634
Realized gain (loss)		– 0	–		– 0	–		(4,423)
Change in unrealized appreciation/depreciation		– 0	–		– 0	–		230
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		(702,152)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(10,126,291)			– 0	–

Balance as of 12/31/13		$106		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

	Total
Balance as of 9/30/13		$10,832,108
Accrued discounts/(premiums)		634
Realized gain (loss)		(4,423)
Change in unrealized appreciation/depreciation		230
Purchases		– 0	–
Sales		(702,152)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(10,126,291)

Balance as of 12/31/13		$106	^

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$	– 0	–

^	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 23.2%
Industrial - 11.3%
Basic - 1.6%
Barrick North America Finance LLC
4.40%, 5/30/21	U.S.$	6,088	$5,861,806
Basell Finance Co. BV
8.10%, 3/15/27 (a)		3,560	4,495,173
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		5,011	4,491,921
Dow Chemical Co. (The)
4.375%, 11/15/42		2,674	2,347,858
7.375%, 11/01/29		700	899,579
8.55%, 5/15/19		3,226	4,165,392
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)(b)		10,000	9,363,633
5.75%, 1/30/21 (a)		193	196,860
Glencore Funding LLC
4.125%, 5/30/23 (a)		6,785	6,340,684
International Paper Co.
4.75%, 2/15/22		3,860	4,046,905
7.95%, 6/15/18		2,151	2,612,802
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	6,806,968
Rio Tinto Finance USA PLC
2.875%, 8/21/22		5,160	4,809,270
3.50%, 3/22/22		1,761	1,728,108
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)(b)		4,581	3,982,520

			62,149,479

Capital Goods - 0.8%
Embraer SA
5.15%, 6/15/22		3,276	3,276,000
Odebrecht Finance Ltd.
5.125%, 6/26/22 (a)		4,255	4,164,581
Owens Corning
6.50%, 12/01/16 (c)		8,371	9,289,207
Republic Services, Inc.
3.80%, 5/15/18		8	8,473
5.25%, 11/15/21		4,903	5,345,471
5.50%, 9/15/19		6,718	7,559,336
United Technologies Corp.
4.875%, 5/01/15		5	5,284

			29,648,352

Communications - Media - 1.5%
21st Century Fox America, Inc.
6.15%, 2/15/41		5,925	6,603,561
6.55%, 3/15/33		3,525	4,007,791
CBS Corp.
8.875%, 5/15/19		10	12,785
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		5,580	7,728,724

	Principal Amount (000)		U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
1.75%, 1/15/18	U.S.$	15	$14,715
3.80%, 3/15/22		8,490	8,155,800
4.60%, 2/15/21		3,225	3,330,412
4.75%, 10/01/14		4,555	4,690,516
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(d)		3,075	3,182,625
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		5,187	5,135,130
Omnicom Group, Inc.
3.625%, 5/01/22		3,557	3,444,588
Time Warner Cable, Inc.
4.00%, 9/01/21		12	11,145
7.50%, 4/01/14		5,297	5,384,941
8.75%, 2/14/19		10	11,928
Time Warner Entertainment Co. LP
8.375%, 3/15/23		4,155	4,778,998

			56,493,659

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20		10,745	11,362,558
AT&T, Inc.
1.40%, 12/01/17		16	15,774
4.30%, 12/15/42		2,827	2,397,972
5.35%, 9/01/40		2,103	2,080,775
5.80%, 2/15/19		50	57,318
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		10,746	10,254,822
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	1,038,472
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	4,705	4,964,448
United States Cellular Corp.
6.70%, 12/15/33		1,620	1,535,687
Verizon Communications, Inc.
5.15%, 9/15/23		8,226	8,832,190
6.55%, 9/15/43		12,928	15,125,230
Vodafone Group PLC
5.75%, 3/15/16		20	21,963

			57,687,209

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		11,532	12,845,599
5.875%, 8/02/21		4,933	5,592,586
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		9,394	9,810,774

			28,248,959

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
4.70%, 1/15/21		5,650	5,998,531
7.625%, 4/15/31		5	6,328

	Principal Amount (000)		U.S. $ Value
Viacom, Inc.
5.625%, 9/15/19	U.S.$	2,220	$2,524,857

			8,529,716

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	28,171

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		2,031	2,156,357
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		36	35,485

			2,191,842

Consumer Non-Cyclical - 1.1%
Ahold Finance USA LLC
6.875%, 5/01/29		12,145	14,381,733
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,363	5,676,955
8.50%, 6/15/19		5	6,142
Kroger Co. (The)
3.40%, 4/15/22		8,097	7,853,912
Reynolds American, Inc.
3.25%, 11/01/22		5,431	5,005,840
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		3,518	3,484,572
Tyson Foods, Inc.
4.50%, 6/15/22		6,025	6,134,450

			42,543,604

Energy - 2.0%
Anadarko Petroleum Corp.
6.45%, 9/15/36		3,420	3,840,438
Encana Corp.
3.90%, 11/15/21		3,815	3,787,860
Hess Corp.
7.875%, 10/01/29		765	974,908
Nabors Industries, Inc.
5.10%, 9/15/23 (a)		5,655	5,673,534
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	12,884
Noble Energy, Inc.
8.25%, 3/01/19		10,609	13,186,414
Noble Holding International Ltd.
3.95%, 3/15/22		2,750	2,688,444
4.90%, 8/01/20		975	1,028,989
Phillips
66 4.30%, 4/01/22		9,352	9,503,652
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		6,968	7,032,951
Transocean, Inc.
3.80%, 10/15/22		3,128	2,964,800
6.375%, 12/15/21		21	23,598
6.50%, 11/15/20		5,245	5,989,475
Valero Energy Corp.
6.125%, 2/01/20		6,995	7,989,857

	Principal Amount (000)		U.S. $ Value
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	U.S.$	4,905	$5,269,235
9.625%, 3/01/19		6,870	8,827,016

			78,794,055

Technology - 0.9%
Baidu, Inc.
2.25%, 11/28/17		1,787	1,774,670
3.25%, 8/06/18		5,453	5,511,881
Hewlett-Packard Co.
4.65%, 12/09/21		2,366	2,436,213
Motorola Solutions, Inc.
3.50%, 3/01/23		6,867	6,352,977
7.50%, 5/15/25		985	1,168,559
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		12,280	11,935,792
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,860,279
3.75%, 6/01/23		3,042	2,811,937

			34,852,308

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		6,475	6,681,753
5.75%, 12/15/16		4,235	4,718,061

			11,399,814

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		13,450	13,754,373
Ryder System, Inc.
5.85%, 11/01/16		3,664	4,058,965
7.20%, 9/01/15		3,547	3,893,804

			21,707,142

			434,274,310

Financial Institutions - 8.4%
Banking - 4.9%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		9,960	9,912,169
American Express Co.
2.65%, 12/02/22		17	15,770
Bank of America Corp.
5.625%, 7/01/20		2,100	2,399,697
5.70%, 1/24/22		2,395	2,710,793
5.875%, 2/07/42		4,843	5,538,891
7.375%, 5/15/14		6,805	6,974,363
7.625%, 6/01/19		5	6,202
Series 1
3.75%, 7/12/16		25	26,578
Series L
5.65%, 5/01/18		5,700	6,488,133
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	3,510	5,683,072

	Principal Amount (000)		U.S. $ Value
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	U.S.$	5	$5,393
BNP Paribas SA
5.186%, 6/29/15 (a)		2,654	2,710,397
BPCE SA
5.70%, 10/22/23 (a)		7,627	7,857,793
Compass Bank
5.50%, 4/01/20		14,784	15,130,685
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,581	1,531,973
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,428,979
Credit Suisse AG
6.50%, 8/08/23 (a)		8,241	8,625,792
Danske Bank A/S Series E
5.684%, 2/15/17	GBP	4,665	7,821,569
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16	U.S.$	12	12,594
5.25%, 7/27/21		6	6,569
5.625%, 1/15/17		10	11,019
Series D
6.00%, 6/15/20		12,435	14,257,685
JPMorgan Chase & Co.
6.125%, 6/27/17		50	56,791
LBG Capital No.2 PLC
Series 22 15.00%, 12/21/19 (a)	EUR	3,105	6,396,641
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)	U.S.$	2,532	2,745,802
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		6,132	6,602,999
Merrill Lynch & Co., Inc.
Series B 5.30%, 9/30/15		30	32,122
Morgan Stanley
3.75%, 2/25/23		8	7,784
4.75%, 4/01/14		65	65,517
7.25%, 4/01/32		15	18,564
Series G
5.50%, 7/24/20		6,730	7,526,839
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,192,114
National Capital Trust II Delaware
5.486%, 3/23/15 (a)		3,116	3,213,375
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,415,984
PNC Funding Corp.
5.125%, 2/08/20		5	5,616
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		3,880	4,044,900
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		2,894	3,388,237
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)		1,268	1,293,360

	Principal Amount (000)		U.S. $ Value
Societe Generale SA
2.50%, 1/15/14 (a)	U.S.$	6,205	$6,207,860
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		6,689	6,775,957
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,851,274
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,923,138
Wachovia Bank NA
5.85%, 2/01/37		5,630	6,427,850

			188,348,840

Finance - 0.0%
General Electric Capital Corp.
Series G
5.625%, 5/01/18		20	22,967
HSBC Finance Corp.
6.676%, 1/15/21		110	126,394

			149,361

Insurance - 2.5%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		3,185	3,656,374
American International Group, Inc.
4.875%, 6/01/22		6,703	7,204,539
6.40%, 12/15/20		5,975	7,061,619
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,843,421
6.125%, 1/15/15		965	1,019,075
6.30%, 8/15/14		7,810	8,084,342
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		4,804	6,158,742
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		2,705	2,810,206
5.125%, 4/15/22		3,400	3,703,317
5.50%, 3/30/20		6,904	7,759,827
6.10%, 10/01/41		5	5,717
Humana, Inc.
6.30%, 8/01/18		1,210	1,385,360
6.45%, 6/01/16		1,111	1,241,449
7.20%, 6/15/18		2,395	2,833,402
Lincoln National Corp.
8.75%, 7/01/19		3,071	3,952,856
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2,725	3,905,094
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	5,967,000
MetLife, Inc.
4.75%, 2/08/21		1,570	1,696,873
7.717%, 2/15/19		2,169	2,688,491
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		4,260	5,973,926
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,582
5.625%, 6/15/43		8,035	7,874,300

	Principal Amount (000)		U.S. $ Value
XLIT Ltd.
5.25%, 9/15/14	U.S.$	7,525	$7,756,033
6.25%, 5/15/27		5	5,601

			95,596,146

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		9,573	9,980,437

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14		5	5,159
HCP, Inc.
5.375%, 2/01/21		12,835	13,971,898
Health Care REIT, Inc.
5.25%, 1/15/22		12,820	13,661,441

			27,638,498

			321,713,282

Utility - 3.0%
Electric - 0.6%
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,593,445
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,513,404
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,169
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		6,760	7,679,793
TECO Finance, Inc.
4.00%, 3/15/16		2,925	3,101,305
5.15%, 3/15/20		3,625	3,975,530
Wisconsin Energy Corp.
6.25%, 5/15/67		5,810	5,991,563

			24,859,209

Natural Gas - 2.4%
DCP Midstream LLC
5.35%, 3/15/20 (a)		3,019	3,155,326
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,545,526
7.50%, 7/01/38		8,376	9,827,427
Enterprise Products Operating LLC
3.35%, 3/15/23		5	4,750
5.20%, 9/01/20		2,133	2,372,698
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	12,534,479
4.15%, 3/01/22		3,287	3,263,087
ONEOK, Inc.
4.25%, 2/01/22		12,180	11,458,164
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	11,926,471
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	13,148,314
Williams Cos., Inc. (The)
3.70%, 1/15/23		8,843	7,718,241

	Principal Amount (000)		U.S. $ Value
Williams Partners LP
3.35%, 8/15/22	U.S.$	13	$12,068
5.25%, 3/15/20		10,223	11,178,585

			91,145,136

			116,004,345

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		8,893	7,943,076
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		10,017	11,043,743

			18,986,819

Total Corporates - Investment Grades (cost $850,199,704)			890,978,756

MORTGAGE PASS-THROUGHS - 22.1%
Agency Fixed Rate 30-Year - 17.0%
Federal Home Loan Mortgage Corp. Gold
4.50%, 5/01/39-4/01/41		44,666	47,315,971
5.00%, 8/01/33		6	6,708
Series 2007
4.50%, 1/01/37-3/01/37		631	666,196
5.50%, 7/01/35		3,700	4,076,417
Federal National Mortgage Association
3.00%, 5/01/38-9/01/43		63,718	60,564,050
3.50%, 12/01/40-7/01/43		558	555,680
3.50%, 1/01/44, TBA		240,489	238,892,009
4.00%, 12/01/41		149	153,272
4.00%, 1/01/44, TBA		107,463	110,619,211
4.50%, 1/25/44, TBA		57,125	60,527,953
5.00%, 1/25/44, TBA		29,120	31,624,774
5.50%, 11/01/33-9/01/36		4,620	5,073,653
6.50%, 8/01/31-8/01/34		16	18,425
Series 2003
5.50%, 4/01/33-7/01/33		11,691	12,882,234
Series 2004
5.50%, 4/01/34-11/01/34		10,239	11,272,144
Series 2005
4.50%, 8/01/35		9,749	10,352,069
5.50%, 2/01/35		9,676	10,652,829
Series 2006
5.50%, 4/01/36		2,012	2,211,546
Series 2007
4.50%, 9/01/35		9,090	9,665,910
Series 2011
3.50%, 2/01/41-10/01/41		1,393	1,386,965
Series 2012
3.50%, 5/01/42-12/01/42		35,910	35,764,310
Series 2013
3.50%, 2/01/43		1,158	1,153,035

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 1996
8.50%, 11/15/26	U.S.$	1	$587

			655,435,948

Agency Fixed Rate 15-Year - 4.1%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		4	4,606
Federal National Mortgage Association
2.50%, 1/01/29, TBA		121,460	120,207,444
3.00%, 1/01/28, TBA		7,435	7,587,475
3.50%, 2/01/29, TBA		27,650	28,841,326

			156,640,851

Agency ARMs - 1.0%
Federal Home Loan Mortgage Corp.
2.512%, 5/01/38 (e)		13,212	14,066,125
2.613%, 9/01/37 (e)		7,014	7,478,151
2.62%, 5/01/35 (c)		3,652	3,865,079
Series 2006
2.348%, 3/01/34 (e)		2,955	3,159,311
2.754%, 12/01/36 (c)		2	2,123
Series 2007
3.038%, 3/01/37 (c)		3	2,771
Federal National Mortgage Association
Series 2007
2.311%, 10/01/37 (c)		1,628	1,731,371
2.376%, 3/01/34 (e)		3,953	4,198,539
2.658%, 8/01/37 (e)		3,457	3,683,812

			38,187,282

Total Mortgage Pass-Throughs (cost $846,072,725)			850,264,081

ASSET-BACKED SECURITIES - 15.5%
Autos - Fixed Rate - 9.1%
Ally Auto Receivables Trust Series 2013-SN1, Class A3
0.72%, 5/20/16		16,829	16,858,136
Ally Master Owner Trust Series 2012-4, Class A
1.72%, 7/15/19		11,565	11,591,831
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2
0.49%, 4/08/16		7,175	7,172,646
Series 2013-1, Class A2
0.49%, 6/08/16		6,586	6,584,222
Series 2013-3, Class A3
0.92%, 4/09/18		15,000	14,999,142
Series 2013-4, Class A3
0.96%, 4/09/18		5,735	5,743,677
Series 2013-5, Class A2A
0.65%, 3/08/17		3,844	3,843,815

	Principal Amount (000)		U.S. $ Value
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)	U.S.$	10,336	$10,329,069
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		8,975	8,961,753
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	17,150,198
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		7,960	8,020,822
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		11,960	11,998,475
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		8,726	8,719,724
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		5,366	5,380,777
Series 2012-3, Class A2
0.43%, 9/15/15		2,889	2,889,062
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		5,206	5,215,466
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		4,190	4,195,299
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		8,787	8,782,375
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		3,612	3,609,459
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	4,620	4,354,198
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		7,385	6,957,160
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		5,040	4,745,787
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	5,232	5,233,467
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		8,095	8,143,368
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,762,874
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		16,025	16,046,442
Series 2013-1, Class A1
0.85%, 1/15/18		7,511	7,509,787
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		8,315	8,322,473

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)	U.S.$	7,345	$7,330,868
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	20,678,038
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		11,952	11,963,907
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,580,089
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)		10,040	10,065,399
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		7,452	7,456,185
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		19,143	19,156,534
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		2,613	2,612,863
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15		3,638	3,638,852
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		1,639	1,638,327
Series 2013-3, Class C
1.81%, 4/15/19		10,790	10,655,651
Series 2013-4, Class A3
1.11%, 12/15/17		12,250	12,307,786
Series 2013-5, Class A2A
0.64%, 4/17/17		5,847	5,845,608
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		4,211	4,212,292

			348,263,903

Credit Cards - Fixed Rate - 3.1%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		25,775	25,818,686
Series 2012-5, Class A
0.59%, 5/15/18		13,910	13,903,465
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		11,045	10,209,027
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		14,845	14,573,155
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		14,150	14,132,202

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	U.S.$	6,972	$6,996,402
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		8,266	8,299,436
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		13,805	13,800,987
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,876,098
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,270,514

			119,879,972

Other ABS - Fixed Rate - 1.1%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		4,884	4,888,605
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		9,581	9,584,267
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		6,895	6,912,925
Series 2013-C, Class A2
0.63%, 1/17/17		8,070	8,072,581
Series 2013-D, Class A2
0.49%, 3/15/17		9,498	9,494,719
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		2,740	2,744,664

			41,697,761

Autos - Floating Rate - 1.0%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.567%, 9/15/17 (a)(c)		9,336	9,336,700
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.657%, 6/20/17 (c)		19,000	19,050,920
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.716%, 12/10/27 (a)(c)		9,343	9,343,224

			37,730,844

Credit Cards - Floating Rate - 0.9%
First National Master Note Trust
Series 2013-2, Class A
0.697%, 10/15/19 (c)		8,650	8,650,007
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.867%, 2/15/17 (a)(c)		12,465	12,528,248

	Principal Amount (000)		U.S. $ Value
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.735%, 3/18/14 (a)(c)	U.S.$	14,404	$14,407,399

			35,585,654

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.29%, 12/25/32 (c)		1,497	1,433,202
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.435%, 3/25/36 (c)		8,956	6,075,057
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.427%, 1/20/35 (c)		1,889	1,876,791
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.765%, 5/25/33 (c)		171	153,335

			9,538,385

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		1,362	1,391,703

Total Asset-Backed Securities (cost $596,069,610)			594,088,222

GOVERNMENTS - TREASURIES - 11.6%
United States - 11.6%
U.S. Treasury Bonds
3.625%, 8/15/43		10,615	10,024,541
4.50%, 2/15/36		31,370	34,904,019
4.625%, 2/15/40 (f)		90,608	102,330,749
4.75%, 2/15/37		5	5,752
5.375%, 2/15/31		35	42,891
8.125%, 8/15/19-8/15/21		986	1,354,083
U.S. Treasury Notes
0.875%, 11/30/16 (f)		59,635	59,826,011
1.00%, 8/31/16		27,705	27,964,734
1.375%, 9/30/18		32,580	32,182,915
1.50%, 8/31/18		16,370	16,286,873
1.75%, 1/31/14-5/15/23		68,646	62,573,238
2.00%, 11/15/21		9,093	8,678,841
2.125%, 8/15/21		630	610,313
2.50%, 8/15/23		93,145	89,448,261
2.625%, 7/31/14		15	15,218

Total Governments - Treasuries (cost $451,692,903)			446,248,439

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.9%
Non-Agency Fixed Rate CMBS - 10.2%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47	U.S.$	13,330	$14,540,085
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.712%, 9/11/38		18,895	20,654,143
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		11,325	10,756,949
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.778%, 3/15/49		3,238	3,517,932
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.77%, 5/15/46		4,489	4,966,002
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		5,474	5,285,142
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.791%, 6/15/38		25,610	27,885,027
Series 2006-C3, Class AJ
5.791%, 6/15/38		4,255	4,205,672
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		12,350	12,703,097
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		7,662	7,537,327
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		5,840	5,991,717
Series 2007-GG9, Class A4
5.444%, 3/10/39		20,412	22,421,883
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,720,864
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		13,116	12,895,415
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.592%, 4/10/38		5,000	5,020,465
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		940	905,817
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.431%, 6/12/47		21,036	23,064,347
Series 2007-CB19, Class AM
5.706%, 2/12/49		4,080	4,379,692

	Principal Amount (000)		U.S. $ Value
Series 2007-CB20, Class A1A
5.746%, 2/12/51	U.S.$	18,003	$20,164,346
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	14,685,474
Series 2007-LD12, Class AM
5.999%, 2/15/51		3,522	3,903,767
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		18,118	19,965,736
Series 2007-LDPX, Class A3
5.42%, 1/15/49		50	54,848
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		7,939	8,130,996
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36		8	7,873
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		715	715,939
Series 2006-C2, Class A1A
5.739%, 8/12/43		7,198	7,899,418
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		26,889	29,309,977
Series 2007-9, Class A4
5.70%, 9/12/49		21,260	23,622,029
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.648%, 6/11/42		16,462	18,409,662
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		9,011	8,920,385
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	4,516,936
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	8,824,153
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.719%, 5/15/43		18,415	20,142,521
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	9,505,347

			393,230,983

Non-Agency Floating Rate CMBS - 0.7%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.868%, 12/05/31 (a)(c)		6,130	6,097,519
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.018%, 11/08/29 (a)(c)		12,460	12,409,222

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(e)	U.S.$	6,804	$6,363,820

			24,870,561

Total Commercial Mortgage-Backed Securities (cost $419,527,910)			418,101,544

AGENCIES - 4.6%
Agency Debentures - 4.6%
Federal National Mortgage Association
6.25%, 5/15/29		9,730	12,197,947
6.625%, 11/15/30		74,395	96,771,379
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		81,666	68,156,647

Total Agencies (cost $165,607,822)			177,125,973

CORPORATES - NON-INVESTMENT GRADES - 3.1%
Industrial - 1.6%
Basic - 0.0%
Eagle Spinco, Inc. 4.625%, 2/15/21 (a)		918	899,640

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		4,445	4,511,675
Ball Corp.
5.00%, 3/15/22		7,485	7,410,150
Sealed Air Corp.
5.25%, 4/01/23 (a)		3,550	3,452,375

			15,374,200

Communications - Media - 0.2%
DISH DBS Corp.
5.00%, 3/15/23		4,410	4,112,325
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (a)		4,465	4,040,825

			8,153,150

Communications - Telecommunications - 0.4%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (a)		4,030	4,160,975
Sprint Corp.
7.875%, 9/15/23 (a)		4,280	4,601,000
Telecom Italia Capital SA
7.175%, 6/18/19		5,770	6,476,825

			15,238,800

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		1,544	1,547,860

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.3%
MCE Finance Ltd.
5.00%, 2/15/21 (a)	U.S.$	2,225	$2,174,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		7,490	7,564,900

			9,739,837

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.75%, 5/01/23		4,360	4,098,400

Energy - 0.2%
Cimarex Energy Co.
5.875%, 5/01/22		3,528	3,730,860
Denbury Resources, Inc.
4.625%, 7/15/23		4,432	3,999,880

			7,730,740

			62,782,627

Financial Institutions - 1.5%
Banking - 1.1%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	2,695	3,687,118
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	4,575	4,026,000
Barclays Bank PLC
7.625%, 11/21/22		7,761	8,265,465
Citigroup, Inc.
5.95%, 1/30/23		6,502	6,016,626
Credit Suisse Group AG
7.50%, 12/11/23 (a)		1,557	1,646,528
HBOS Capital Funding LP
6.071%, 6/30/14 (a)		4,069	4,053,741
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		5,885	6,283,685
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		5	5,110
Societe Generale SA
4.196%, 1/26/15	EUR	2,100	2,888,969
5.922%, 4/05/17 (a)(b)	U.S.$	1,160	1,212,200
7.875%, 12/18/23 (a)		3,963	3,992,722

			42,078,164

Finance - 0.4%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,562,762
SLM Corp.
7.25%, 1/25/22		875	925,313
Series A

	Principal Amount (000)		U.S. $ Value
5.375%, 5/15/14	U.S.$	6,690	$6,807,075

			13,295,150

			55,373,314

Utility - 0.0%
Natural Gas - 0.0%
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,088,360

Total Corporates - Non-Investment Grades (cost $110,729,194)			119,244,301

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (cost $79,689,857)		77,875	79,961,354

QUASI-SOVEREIGNS - 1.9%
Quasi-Sovereign Bonds - 1.9%
China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		9,780	9,639,025

Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		7,987	7,687,488

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		7,742	8,690,395

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		12,990	14,237,689

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18		5,565	5,711,081

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		12,315	12,683,403

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		12,650	13,329,938

Total Quasi-Sovereigns (cost $68,800,874)			71,979,019

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.6%
United States - 1.6%
California GO
5.75%, 3/01/17		10	11,284
7.625%, 3/01/40		8,520	11,143,052

	Principal Amount (000)		U.S. $ Value
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/42	U.S.$	6,700	$6,892,826
City of Houston TX Utility System Revenue
Series 2011D
5.00%, 11/15/40		4,100	4,228,740
Los Angeles Department of Water & Power
Series 2012B
5.00%, 7/01/43		10,000	10,250,100
Metropolitan Transportation Authority NY
Series 2012C
5.00%, 11/15/41		9,000	9,012,240
Pennsylvania Turnpike Commission
Series 2013C
5.00%, 12/01/43		9,750	9,674,730
South Carolina State Public Service Authority
Series 2013A
5.75%, 12/01/43		10,705	11,489,784

Total Local Governments - Municipal Bonds (cost $59,893,293)			62,702,756

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.355%, 12/25/36 (c)		9,427	5,397,462
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.415%, 3/25/35 (c)		4,926	4,092,424
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.285%, 7/25/36 (c)		7,086	5,285,696
Series 2006-AR27, Class 2A2
0.365%, 10/25/36 (c)		7,513	6,359,133

			21,134,715

Agency Fixed Rate - 0.4%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.73%, 5/28/35		1,605	1,423,492
Federal Home Loan Mortgage Corp.
Series 4182, Class DI
3.50%, 5/15/39 (g)		34,274	6,107,634
Federal National Mortgage Association
Series 2013-6, Class MI
3.50%, 2/25/40 (g)		30,532	5,653,107
Freddie Mac Strips
Series 283, Class IO
3.50%, 10/15/27 (g)		24,194	3,853,446

			17,037,679

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 0.4%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.63%, 5/25/35	U.S.$	4,579	$4,365,989
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.738%, 2/25/47		7,891	6,332,829
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		6,314	5,355,683

			16,054,501

Total Collateralized Mortgage Obligations (cost $54,959,691)			54,226,895

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		1,637	1,395,543

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,139

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)		11,649	12,330,466

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		4,265	4,969,549

Turkey - 0.2%
Turkey Government International Bond
4.875%, 4/16/43		8,674	6,639,947

Total Governments - Sovereign Bonds (cost $26,002,046)			25,338,644

	Shares
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.5%
Banking - 0.2%
Morgan Stanley
7.125%		315,000	8,234,100

Insurance - 0.3%
Allstate Corp. (The)
5.10%		372,800	8,988,208

Total Preferred Stocks (cost $17,836,216)			17,222,308

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Capital Goods - 0.1%
Cemex SAB de CV
7.25%, 1/15/21 (a)	U.S.$	3,166	$3,263,709
Communications - Telecommunications - 0.1%
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 5/30/23 (a)(b)		1,478	1,363,317
VimpelCom Holdings BV
5.20%, 2/13/19 (a)		3,478	3,477,189

			4,840,506

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		4,230	3,933,900

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		2,548	2,284,725

Total Emerging Markets - Corporate Bonds (cost $14,890,620)			14,322,840

BANK LOANS - 0.0%
Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 4/30/10 (c)(h)(i)(j)		1,038	0

Technology - 0.0%
IPC Systems, Inc.
5.42%, 6/01/15 (c)		2,000	1,693,340

Total Bank Loans (cost $2,059,161)			1,693,340

SHORT-TERM INVESTMENTS - 15.3%
Time Deposit - 7.5%
State Street Time Deposit
0.01%, 1/02/14
(cost $289,111,338)		289,111	289,111,338

	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 4.9%
HSBC Securities New York 0.02%, dated 12/24/13 due 1/02/14 in the amount of $120,000,600 (collateralized by $115,685,000 U.S. Treasury Note, 4.125%, due 5/15/15, value $123,942,660)	U.S.$ 120,000	$120,000,000
Mizuho Securities 0.04%, dated 11/21/13 due 11/22/13 in the amount of $70,000,078 (collateralized by $71,482,000 U.S. Treasury Bill, zero coupon, due 11/13/14, value $68,548,726)	70,000	70,000,000

Total Repurchase Agreements (cost $190,000,000)		190,000,000

Governments - Treasuries - 2.9%
Japan Treasury Discount Bill
Series 400
Zero Coupon, 1/14/14	JPY 6,520,000	61,911,329
Series 403
Zero Coupon, 1/20/14	5,010,000	47,572,518

Total Governments - Treasuries (cost $113,604,634)		109,483,847

Total Short-Term Investments (cost $592,715,972)		588,595,185

Total Investments - 114.9% (cost $4,356,747,598) (k)		4,412,093,657
Other assets less liabilities - (14.9)% (l)		(571,944,613)

Net Assets - 100.0%		$3,840,149,044

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	54	March 2014	$7,044,554	$6,928,875	$(115,679)
U.S. T-Note 5 Yr (CBT) Futures	215	March 2014	25,989,308	25,652,187	(337,121)
U.S. T-Note 10 Yr (CBT) Futures	649	March 2014	81,323,768	79,857,422	(1,466,346)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	90	March 2014	19,819,545	19,783,125	36,420

					$(1,882,726)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	6,520,000	USD	64,295	1/14/14	$2,380,554
Barclays Bank PLC Wholesale	JPY	5,010,000	USD	49,406	1/21/14	1,829,363
BNP Paribas SA	GBP	4,675	USD	7,601	1/30/14	(139,884)
Goldman Sachs Capital Markets LP	CAD	19,483	USD	18,254	1/16/14	(80,835)
UBS AG	USD	1,305	CAD	1,396	1/16/14	9,243
UBS AG	EUR	15,461	USD	21,260	1/30/14	(10,235)

						$3,988,206

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (CME Group)	$61,000	11/04/23	2.691%	3 Month LIBOR	$1,808,811
Morgan Stanley & Co., LLC/ (CME Group)	10,500	9/26/43	3.656%	3 Month LIBOR	(449,182)

					$1,359,629

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/ (Exchange)& Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	0.03%	$59,100	$(5,140,538)	$(2,365,284)	$(2,775,254)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(440,037)
JPMorgan Chase Bank, NA	$56,630	2/07/22	2.043%	3 Month LIBOR	$2,549,102

					$2,109,065

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.47%	$12,540	$240,532	$(328,208)	$568,740

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2013
Barclays Bank+	(0.25	)%*	—	$3,782,896
Credit Suisse Securities (USA) LLC+	(0.50	)%*	—	1,043,127
Credit Suisse Securities (USA) LLC+	(0.25	)%*	—	1,389,792
JPMorgan Chase+	(0.50	)%*	—	465,528

				$6,681,343

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2013
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $661,101,145 or 17.2% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $6,588,902.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.
(e)	Variable rate coupon, rate shown as of December 31, 2013.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $209,054.
(g)	IO - Interest Only
(h)	Fair valued by the Adviser.
(i)	Illiquid security.
(j)	Security is in default and is non-income producing.
(k)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $101,610,658 and gross unrealized depreciation of investments was $(46,264,599), resulting in net unrealized appreciation of $55,346,059.
(l)	An amount of U.S. $1,275,650 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	EUR
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$890,978,756		$	– 0	–	$890,978,756
Mortgage Pass-Throughs		– 0	–	850,264,081			– 0	–	850,264,081
Asset-Backed Securities		– 0	–	541,460,373			52,627,849		594,088,222
Governments - Treasuries		– 0	–	446,248,439			– 0	–	446,248,439
Commercial Mortgage-Backed Securities		– 0	–	392,871,084			25,230,460		418,101,544
Agencies		– 0	–	177,125,973			– 0	–	177,125,973
Corporates - Non-Investment Grades		– 0	–	119,244,301			– 0	–	119,244,301
Inflation-Linked Securities		– 0	–	79,961,354			– 0	–	79,961,354
Quasi-Sovereigns		– 0	–	71,979,019			– 0	–	71,979,019
Local Governments - Municipal Bonds		– 0	–	62,702,756			– 0	–	62,702,756
Collateralized Mortgage Obligations		– 0	–	17,037,679			37,189,216		54,226,895
Governments - Sovereign Bonds		– 0	–	25,338,644			– 0	–	25,338,644
Preferred Stocks		17,222,308		– 0	–		– 0	–	17,222,308

Emerging Markets - Corporate Bonds	– 0	–	14,322,840		– 0	–	14,322,840
Bank Loans	– 0	–	– 0	–	1,693,340	^	1,693,340
Short-Term Investments:
Time Deposit	– 0	–	289,111,338		– 0	–	289,111,338
Repurchase Agreements	– 0	–	190,000,000		– 0	–	190,000,000
Governments - Treasuries	– 0	–	109,483,847		– 0	–	109,483,847

Total Investments in Securities	17,222,308		4,278,130,484		116,740,865		4,412,093,657
Other Financial Instruments*:
Assets:
Futures	36,420		– 0	–	– 0	–	36,420
Forward Currency Exchange Contracts	– 0	–	4,219,160		– 0	–	4,219,160
Centrally Cleared Interest Rate Swaps	– 0	–	1,808,811		– 0	–	1,808,811
Interest Rate Swaps	– 0	–	2,549,102		– 0	–	2,549,102
Credit Default Swaps	– 0	–	568,740		– 0	–	568,740
Liabilities:
Futures	(1,919,146)		– 0	–	– 0	–	(1,919,146)
Forward Currency Exchange Contracts	– 0	–	(230,954)		– 0	–	(230,954)
Centrally Cleared Interest Rate Swaps	– 0	–	(449,182)		– 0	–	(449,182)
Centrally Cleared Credit Default Swaps	– 0	–	(2,775,254)		– 0	–	(2,775,254)
Interest Rate Swaps	– 0	–	(440,037)		– 0	–	(440,037)

Total+	$15,339,582		$4,283,380,870		$116,740,865		$4,415,461,317

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Local Governments - Municipal Bonds
Balance as of 9/30/13	$39,126,805		$36,169,887			$4,249,199
Accrued discounts/(premiums)	32,481		(15,911)			– 0	–
Realized gain (loss)	78,773		263,932			– 0	–
Change in unrealized appreciation/depreciation	288,836		(163,745)			– 0	–
Purchases	19,077,608		– 0	–		– 0	–
Sales	(5,976,654)		(11,023,703)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(4,249,199)

Balance as of 12/31/13	$52,627,849		$25,230,460		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$288,881		$92,206		$	– 0	–

	Collateralized Mortgage Obligations		Bank Loans^		Total
Balance as of 9/30/13	$38,185,365		$1,665,000		$119,396,256
Accrued discounts/(premiums)	96,013		– 0	–	112,583
Realized gain (loss)	33,082		– 0	–	375,787
Change in unrealized appreciation/depreciation	321,465		28,340		474,896
Purchases	– 0	–	– 0	–	19,077,608
Sales	(1,446,709)		– 0	–	(18,447,066)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(4,249,199)

Balance as of 12/31/13	$37,189,216		$1,693,340		$116,740,865	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$321,465		$28,340		$730,892

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13			Valuation Technique	Unobservable Input	Range/Weighted Average
Asset-Backed Securities		52,627,849		Third Party Vendor	Evaluated Quotes	$67.83 – $102.15/$96.23
Commercial Mortgage-Backed Securities		$25,230,460		Third Party Vendor	Evaluated Quotes	$98.84 – $110.84/$104.80
Collateralized Mortgage Obligations		$37,189,216		Third Party Vendor	Evaluated Quotes	$57.26 – $95.34/$79.60
Bank Loans		$1,693,340		Third Party Vendor	Vendor Quotes	$84.67/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 24.1%
Australia - 1.0%
Australia Government Bond
Series 134
4.75%, 10/21/15	AUD	4,670	$4,323,002

United States - 23.1%
U.S. Treasury Notes
0.25%, 9/15/14-9/30/15	U.S.$	92,059	92,062,211
1.375%, 6/30/18		9,920	9,844,826

			101,907,037

Total Governments - Treasuries (cost $106,438,640)			106,230,039

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.7%
Non-Agency Fixed Rate CMBS - 15.9%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		1,600	1,745,590
Series 2006-6, Class A2
5.309%, 10/10/45		1	1,083
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.778%, 3/15/49		356	386,325
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (a)		4,125	4,253,334
Series 2012-CR3, Class A1
0.666%, 10/15/45		2,097	2,083,099
Series 2012-CR4, Class A1
0.704%, 10/15/45		2,084	2,067,197
Series 2012-CR5, Class A1
0.673%, 12/10/45		1,509	1,496,484
Series 2013-CR12, Class A2
2.904%, 10/10/46		2,275	2,327,562
Series 2013-CR6, Class A1
0.719%, 3/10/46		2,318	2,300,904
Series 2013-CR9, Class A2
3.055%, 7/10/45		1,619	1,672,200
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,167	1,156,206
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45		2,277	2,261,636
Series 2013-GC10, Class A1
0.696%, 2/10/46		1,398	1,389,750
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		1,286	1,239,302
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47		682	676,500
JP Morgan Chase Commercial Mortgage Securities Trust

	Principal Amount (000)		U.S. $ Value
Series 2007-CB18, Class A1A
5.431%, 6/12/47	U.S.$	2,521	$2,764,341
Series 2007-CB20, Class A1A
5.746%, 2/12/51		2,181	2,443,378
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,508	2,763,439
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		989	1,012,533
Series 2012-C6, Class A1
1.031%, 5/15/45		1,193	1,192,494
Series 2013-C10, Class A1
0.73%, 12/15/47		1,253	1,241,677
Series 2013-C16, Class A2
3.07%, 12/15/46		2,201	2,261,212
Series 2013-LC11, Class A2
1.855%, 4/15/46		2,455	2,424,870
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		2,245	2,301,365
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		795	872,850
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		2,366	2,352,094
Series 2013-C8, Class A1
0.777%, 12/15/48		2,321	2,303,850
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.648%, 6/11/42		1,815	2,029,828
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,678	1,666,124
Series 2013-C5, Class A1
0.779%, 3/10/46		2,386	2,369,548
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.719%, 5/15/43		2,052	2,244,898
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		2,472	2,458,878
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.734%, 12/15/45		2,950	2,936,225
Series 2012-C9, Class A1
0.673%, 11/15/45		2,530	2,515,119
Series 2013-C11, Class A1
0.799%, 3/15/45		1,214	1,205,971
Series 2013-C12, Class A1
0.735%, 3/15/48		1,626	1,609,868
Series 2013-C17, Class A2
2.921%, 12/15/46		2,285	2,332,283

			70,360,017

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 1.0%
Federal Home Loan Mortgage Corp.
Series K033, Class A1
2.871%, 2/25/23	U.S.$	2,289	$2,325,270
Government National Mortgage Association
Series 2006-51, Class IO
0.461%, 8/16/46 (b)		3,787	116,837
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		1,879	1,893,030

			4,335,137

Non-Agency Floating Rate CMBS - 0.8%
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.467%, 6/15/22 (a)(c)		808	779,292
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.637%, 10/15/21 (a)(c)		2,000	1,983,692
Series 2007-TFLA, Class A2
0.287%, 2/15/22 (a)(c)		717	711,911

			3,474,895

Total Commercial Mortgage-Backed Securities (cost $79,019,589)			78,170,049

CORPORATES - INVESTMENT GRADES - 16.8%
Financial Institutions - 8.8%
Banking - 6.5%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		1,615	1,714,797
American Express Credit Corp.
1.30%, 7/29/16		1,745	1,758,503
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		1,970	1,967,800
Bank of America Corp.
1.25%, 1/11/16		2,030	2,039,137
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		1,945	1,935,261
BB&T Corp.
2.05%, 6/19/18		1,720	1,702,862
Citigroup, Inc.
1.25%, 1/15/16		2,025	2,031,721
Fifth Third Bancorp
3.625%, 1/25/16		1,515	1,591,642
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		1,875	1,967,775
ING Bank NV
1.375%, 3/07/16 (a)		1,910	1,913,012
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		2,190	2,198,353

	Principal Amount (000)		U.S. $ Value
KeyBank NA/Cleveland OH
1.65%, 2/01/18	U.S.$	1,122	$1,103,393
Manufacturers & Traders Trust Co.
1.45%, 3/07/18		1,925	1,872,547
Morgan Stanley
1.75%, 2/25/16		1,164	1,179,627
PNC Funding Corp.
2.70%, 9/19/16		1,890	1,971,389
Royal Bank of Canada
0.85%, 3/08/16		1,925	1,922,322

			28,870,141

Finance - 0.6%
General Electric Capital Corp.
0.957%, 4/02/18 (c)		2,640	2,660,941

Insurance - 1.7%
American International Group, Inc.
3.00%, 3/20/15		1,655	1,699,824
Berkshire Hathaway, Inc.
1.55%, 2/09/18		2,005	1,982,432
New York Life Global Funding
0.80%, 2/12/16 (a)		1,970	1,964,467
Prudential Financial, Inc.
4.75%, 9/17/15		1,580	1,683,714

			7,330,437

			38,861,519

Industrial - 7.5%
Basic - 0.4%
Monsanto Co.
0.438%, 11/07/16 (c)		1,590	1,590,889

Capital Goods - 0.4%
Eaton Corp.
0.573%, 6/16/14 (c)		1,812	1,814,290

Communications - Media - 0.5%
NBCUniversal Enterprise, Inc.
0.781%, 4/15/16 (a)(c)		2,120	2,131,573

Communications - Telecommunications - 2.0%
AT&T, Inc.
0.90%, 2/12/16		1,405	1,397,861
1.40%, 12/01/17		2,035	2,006,195
Verizon Communications, Inc.
1.25%, 11/03/14		2,645	2,660,412
1.95%, 3/28/14		880	883,232
Vodafone Group PLC
1.25%, 9/26/17		2,015	1,969,020

			8,916,720

Consumer Cyclical - Automotive - 1.0%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		2,890	2,892,041

	Principal Amount (000)		U.S. $ Value
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	U.S.$	1,595	$1,590,974

			4,483,015

Consumer Non-Cyclical - 2.2%
AbbVie, Inc.
1.75%, 11/06/17		2,000	1,996,574
Allergan, Inc./United States
1.35%, 3/15/18		884	861,440
Gilead Sciences, Inc.
3.05%, 12/01/16		1,880	1,985,041
McKesson Corp.
0.95%, 12/04/15		828	827,468
Merck & Co., Inc.
1.30%, 5/18/18		2,430	2,363,445
PepsiCo, Inc.
0.70%, 2/26/16		1,910	1,900,095

			9,934,063

Energy - 1.0%
BP Capital Markets PLC
0.70%, 11/06/15		2,210	2,215,503
Chevron Corp.
1.104%, 12/05/17		2,125	2,078,235

			4,293,738

			33,164,288

Utility - 0.5%
Natural Gas - 0.5%
TransCanada PipeLines Ltd.
0.75%, 1/15/16		2,055	2,049,854

Total Corporates - Investment Grades (cost $74,258,362)			74,075,661

MORTGAGE PASS-THROUGHS - 15.3%
Agency ARMs - 14.2%
Federal Home Loan Mortgage Corp.
1.832%, 12/01/42 (d)		1,035	1,047,447
2.047%, 8/01/42 (d)		3,592	3,675,643
2.43%, 7/01/42 (d)		5,651	5,727,945
2.746%, 6/01/37 (d)		5,948	6,369,846
Series 2005
2.643%, 5/01/35 (d)		1,009	1,081,597
Federal National Mortgage Association
2.128%, 8/01/42 (d)		3,980	4,080,453
2.233%, 8/01/42 (d)		3,620	3,718,169
2.372%, 6/01/42 (d)		2,476	2,560,480
2.414%, 1/01/36 (d)		1,314	1,397,866
2.44%, 5/01/42 (d)		4,444	4,605,796
2.517%, 6/01/42 (c)		3,242	3,366,868
2.649%, 8/01/42 (d)		5,355	5,475,784
2.661%, 8/01/42 (d)		5,069	5,185,932

	Principal Amount (000)		U.S. $ Value
2.724%, 6/01/42 (d)	U.S.$	6,381	$6,543,474
Series 2003
2.746%, 12/01/33 (d)		220	235,483
Series 2005
2.359%, 2/01/35 (c)		1,329	1,422,806
2.71%, 10/01/35 (d)		1,766	1,885,205
Series 2006
2.513%, 1/01/36 (d)		2,612	2,791,455
2.762%, 7/01/36 (d)		800	855,534
Series 2007
1.783%, 1/01/37 (c)		9	9,463
Series 2009
2.401%, 7/01/38 (d)		566	606,510

			62,643,756

Agency Fixed Rate 15-Year - 1.1%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		1,245	1,344,715
6.50%, 3/01/26		2,729	2,936,283
Federal National Mortgage Association
6.00%, 12/01/21		33	35,551
Series 2000
7.50%, 3/01/15		11	10,798
Series 2001
6.00%, 11/01/16-12/01/16		167	173,633
Series 2002
6.00%, 2/01/17		151	156,878
8.00%, 8/01/16		38	39,858

			4,697,716

Agency Fixed Rate 30-Year - 0.0%
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		169	202,274

Total Mortgage Pass-Throughs (cost $67,602,275)			67,543,746

ASSET-BACKED SECURITIES - 13.6%
Autos - Fixed Rate - 4.9%
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		1,670	1,669,904
Series 2013-4, Class A3
0.96%, 4/09/18		700	701,059
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		1,180	1,179,209
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,095	1,093,384
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,839	1,872,208
Bank of America Auto Trust

	Principal Amount (000)		U.S. $ Value
Series 2012-1, Class A4
1.03%, 12/15/16	U.S.$	990	$997,565
Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,858,835
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,044	1,043,451
Ford Auto Securitization Trust
Series 2013-R1A, Class A1
1.485%, 12/15/14 (a)	CAD	227	213,755
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		1,160	1,092,350
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18	U.S.$	985	984,841
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		940	922,732
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)		1,952	1,956,938
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		2,350	2,351,661
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,405	1,411,628
Series 2013-5, Class A2A
0.64%, 4/17/17		946	945,775
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		1,352	1,350,290

			21,645,585

Credit Cards - Fixed Rate - 3.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		3,110	3,115,271
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		3,015	2,959,789
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		2,655	2,874,898
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		951	954,847
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		1,750	1,749,491
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	963,299
Series 2013-A, Class A

	Principal Amount (000)		U.S. $ Value
1.61%, 12/15/21	U.S.$	610	$598,441

			13,216,036

Credit Cards - Floating Rate - 2.4%
Cabela’s Master Credit Card Trust
Series 2010-2A, Class A2
0.867%, 9/17/18 (a)(c)		3,155	3,176,747
Chase Issuance Trust
Series 2012-A6, Class A
0.297%, 8/15/17 (c)		2,570	2,566,821
Series 2013-A6, Class A6
0.587%, 7/15/20 (c)		2,388	2,388,649
First National Master Note Trust
Series 2013-2, Class A
0.697%, 10/15/19 (c)		912	912,001
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.735%, 3/18/14 (a)(c)		1,692	1,692,399

			10,736,617

Other ABS - Fixed Rate - 1.7%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,103	1,102,984
CNH Capital Canada Receivables Trust
Series 2013-2A, Class A1
1.439%, 8/15/16 (a)	CAD	1,495	1,407,307
CNH Equipment Trust
Series 2013-A, Class A3
0.69%, 6/15/18	U.S.$	2,585	2,584,571
Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,346,988

			7,441,850

Autos - Floating Rate - 1.4%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.567%, 9/15/17 (a)(c)		1,544	1,544,116
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.657%, 6/20/17 (c)		2,340	2,346,271
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.716%, 12/10/27 (a)(c)		1,055	1,055,025
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.637%, 5/15/17 (c)		1,212	1,215,523

			6,160,935

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		539	550,523

	Principal Amount (000)		U.S. $ Value
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)	U.S.$	13	$0

			550,523

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust USA
Series 2006-1, Class M1
0.447%, 1/20/36 (c)		327	313,952

Total Asset-Backed Securities (cost $60,179,055)			60,065,498

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
Agency Fixed Rate - 2.5%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		4,372	4,585,675
Series 4016, Class KI
4.00%, 11/15/38 (b)		4,851	915,841
Series 4119, Class LI
3.50%, 6/15/39 (b)		4,259	828,268
Series 4182, Class DI
3.50%, 5/15/39 (b)		3,966	706,819
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		1,949	2,042,593
Series 2011-39, Class DA
3.50%, 7/25/24		1,643	1,705,934

			10,785,130

Agency Floating Rate - 0.9%
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.729%, 12/08/20 (c)		4,030	4,054,469

Non-Agency Floating Rate - 0.8%
Connecticut Avenue Securities
Series 2013-C01, Class M1
2.165%, 10/25/23 (c)		1,277	1,282,320
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.60%, 2/25/42 (a)(c)		1,020	744,339
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M1
1.618%, 11/25/23 (c)		1,487	1,487,231

			3,513,890

Non-Agency Fixed Rate - 0.4%
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)		1,899	1,788,869

	Principal Amount (000)		U.S. $ Value
Merrill Lynch Mortgage Investors Trust
Series 2005-A8, Class A1C1
5.25%, 8/25/36	U.S.$	44	$44,075

			1,832,944

Total Collateralized Mortgage Obligations (cost $20,241,752)			20,186,433

INFLATION-LINKED SECURITIES - 2.2%
United States - 2.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (cost $9,734,517)		9,513	9,767,682

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Netherlands - 0.8%
Achmea Hypotheekbank NV
0.592%, 11/03/14 (a)(c) (cost $3,414,735)		3,415	3,422,482

COVERED BONDS - 0.4%
DNB Boligkreditt AS
1.45%, 3/21/18 (a) (cost $1,861,314)		1,865	1,822,851

Total Investments - 95.5% (cost $422,750,239) (g)			421,284,441
Other assets less liabilities - 4.5% (h)			20,069,282

Net Assets - 100.0%			$441,353,723

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	527	March 2014	$116,076,973	$115,841,188	$(235,785)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	393	March 2014	47,503,387	46,889,813	613,574
U.S. T-Note 10 Yr (CBT) Futures	186	March 2014	23,306,042	22,886,719	419,323

					$797,112

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	AUD	4,854	USD	4,308	2/07/14	$(16,305)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	299	CAD	320	1/16/14	$2,466
UBS AG	CAD	3,196	USD	2,995	1/16/14	(12,727)

						$(26,566)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $48,911,487 or 11.1% of net assets.
(b)	IO - Interest Only
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(d)	Variable rate coupon, rate shown as of December 31, 2013.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of December 31, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$	– 0 –	0.00%

(g)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,512,115 and gross unrealized depreciation of investments was $(2,977,913), resulting in net unrealized depreciation of $(1,465,798).
(h)	An amount of U.S. $502,837 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$106,230,039		$	– 0	–	$106,230,039
Commercial Mortgage-Backed Securities		– 0	–	75,407,065			2,762,984		78,170,049
Corporates - Investment Grades		– 0	–	74,075,661			– 0	–	74,075,661
Mortgage Pass-Throughs		– 0	–	67,543,746			– 0	–	67,543,746
Asset-Backed Securities		– 0	–	51,759,173			8,306,325	^	60,065,498
Collateralized Mortgage Obligations		– 0	–	14,839,599			5,346,834		20,186,433
Inflation-Linked Securities		– 0	–	9,767,682			– 0	–	9,767,682
Governments - Sovereign Agencies		– 0	–	3,422,482			– 0	–	3,422,482
Covered Bonds		– 0	–	1,822,851			– 0	–	1,822,851

Total Investments in Securities		– 0	–	404,868,298			16,416,143		421,284,441
Other Financial Instruments*:
Assets:
Futures		1,032,897		– 0	–		– 0	–	1,032,897
Forward Currency Exchange Contracts		– 0	–	2,466			– 0	–	2,466
Liabilities:
Futures		(235,785)		– 0	–		– 0	–	(235,785)
Forward Currency Exchange Contracts		– 0	–	(29,032)			– 0	–	(29,032)

Total+		$797,112		$404,841,732			$16,416,143		$422,054,987

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities^		Collateralized Mortgage Obligations
Balance as of 9/30/13	$2,871,907		$7,626,080		$2,796,210
Accrued discounts/(premiums)	(3)		822		(335)
Realized gain (loss)	– 0	–	5,633		(976)
Change in unrealized appreciation/depreciation	47,839		(43,532)		(62,077)
Purchases	– 0	–	5,004,555		2,835,426
Sales	(156,759)		(4,287,233)		(221,414)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/13	$2,762,984		$8,306,325		$5,346,834

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$47,839		$(37,628)		$(62,077)

	Total
Balance as of 9/30/13	$13,294,197
Accrued discounts/(premiums)	484
Realized gain (loss)	4,657
Change in unrealized appreciation/depreciation	(57,770)
Purchases	7,839,981
Sales	(4,665,406)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/13	$16,416,143

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(51,866)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13			Valuation Technique	Unobservable Input	Range/ Weighted Average
Commercial Mortgage-Backed Securities		$2,762,984		Third Party Vendor	Evaluated Quotes	$96.51 – $99.18/$82.12
Asset-Backed Securities		$8,306,325		Third Party Vendor	Evaluated Quotes	$94.15 – $102.15/$98.78
	$	– 0	–	Qualitative Assessment		$0.00/N/A
Collateralized Mortgage Obligations		$4,602,495		Third Party Vendor	Evaluated Quotes	$94.21 – $100.43/$97.87
		$744,339		Indicative Market Quotations	Broker Quote	$73.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 44.1%
United States - 44.1%
U.S. Treasury Notes
0.125%, 4/30/15	$3,374	$3,370,046
0.25%, 9/30/14-5/31/15	14,692	14,701,198
0.625%, 4/30/18	955	920,978
0.75%, 2/28/18	1,610	1,567,612
1.375%, 6/30/18	1,425	1,414,201

Total Governments - Treasuries (cost $22,031,584)		21,974,035

MORTGAGE PASS-THROUGHS - 25.6%
Agency ARMs - 20.7%
Federal Home Loan Mortgage Corp.
2.047%, 8/01/42 (a)	906	926,997
2.43%, 7/01/42 (a)	1,430	1,449,379
Series 2005
2.643%, 5/01/35 (a)	274	293,994
Federal National Mortgage Association
2.128%, 8/01/42 (a)	839	859,955
2.233%, 8/01/42 (a)	763	783,970
2.372%, 6/01/42 (a)	543	561,601
2.414%, 1/01/36 (a)	369	392,733
2.44%, 5/01/42 (a)	981	1,017,317
Series 2003
2.746%, 12/01/33 (a)	601	643,373
Series 2005
2.359%, 2/01/35 (b)	386	412,664
Series 2006
2.513%, 1/01/36 (a)	1,042	1,113,526
2.762%, 7/01/36 (a)	321	342,899
Series 2009
2.401%, 7/01/38 (a)	764	818,788
Series 2012
2.416%, 8/01/42 (b)	662	686,877

		10,304,073

Agency Fixed Rate 15-Year - 3.3%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25	766	826,922
6.50%, 3/01/26	570	613,071
Federal National Mortgage Association
5.50%, 9/01/19	123	131,064
Series 2000
7.50%, 3/01/15	4	3,856
Series 2001
6.00%, 11/01/16	76	79,484
Series 2002
8.00%, 8/01/16	15	15,094

		1,669,491

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year - 1.6%
Federal National Mortgage Association
5.00%, 5/01/39	$707	$778,693

Total Mortgage Pass-Throughs (cost $12,623,931)		12,752,257

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9%
Agency Floating Rate - 11.2%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF
0.667%, 6/15/39 (b)	386	386,369
Federal National Mortgage Association
Series 2006-39, Class DF
0.565%, 5/25/36 (b)	518	519,322
Series 2006-42, Class PF
0.575%, 6/25/36 (b)	532	534,053
Series 2010-113, Class FA
0.565%, 10/25/40 (b)	378	379,478
Series 2013-121, Class FA
0.565%, 12/25/43 (b)	243	242,673
FHLMC Structured Pass Through
Securities
Series T-72, Class A1
0.371%, 3/25/36 (b)	114	111,556
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.619%, 10/07/20 (b)	2,515	2,528,186
Series 2010-R3, Class 1A
0.729%, 12/08/20 (b)	889	894,257

		5,595,894

Agency Fixed Rate - 1.7%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	791	829,615

Total Collateralized Mortgage Obligations (cost $6,393,725)		6,425,509

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Agency CMBS - 2.4%
Federal Home Loan Mortgage Corp.
Series K017, Class A1
1.891%, 12/25/20	180	181,189
Series K032, Class A1
3.016%, 2/25/23	267	275,260
Series K033, Class A1
2.871%, 2/25/23	264	267,911
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through Certificates
Series K025, Class A1
1.875%, 4/25/22	500	491,066

		1,215,426

	Principal Amount (000)	U.S. $ Value
Non-Agency Fixed Rate CMBS - 0.5%
Federal Home Loan Mortgage Corp.
Series K034, Class A1
2.669%, 2/25/23	$223	$224,248

Total Commercial Mortgage-Backed Securities (cost $1,440,524)		1,439,674

ASSET-BACKED SECURITIES - 0.9%
Other ABS - Fixed Rate - 0.9%
Federal Home Loan Mortgage Corp.
Series K035, Class A1
2.615%, 3/25/23	255	255,555
Series K703, Class A1
1.873%, 1/25/18	175	178,514

Total Asset-Backed Securities (cost $438,797)		434,069

SHORT-TERM INVESTMENTS - 13.4%
U.S. Treasury Bills - 13.4%
U.S. Treasury Bill Zero Coupon, 3/13/14 (cost $6,689,090)	6,690	6,689,090

Total Investments - 99.8% (cost $49,617,651) (c)		49,714,634
Other assets less liabilities - 0.2% (d)		94,260

Net Assets - 100.0%		$49,808,894

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	92	March 2014	$20,263,911	$20,222,750	$(41,161)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	12	March 2014	1,450,481	1,431,750	18,731
U.S. T-Note 10 Yr (CBT) Futures	28	March 2014	3,508,432	3,445,312	63,120

					$40,690

(a)	Variable rate coupon, rate shown as of December 31, 2013.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(c)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $254,902 and gross unrealized depreciation of investments was $(157,919), resulting in net unrealized appreciation of $96,983.
(d)	An amount of U.S. $15,928 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration

Sanford C. Bernstein - U.S. Government Short Duration Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$21,974,035		$	– 0	–	$21,974,035
Mortgage Pass-Throughs		– 0	–	12,752,257			– 0	–	12,752,257
Collateralized Mortgage Obligations		– 0	–	6,425,509			– 0	–	6,425,509
Commercial Mortgage-Backed Securities		– 0	–	1,439,674			– 0	–	1,439,674
Asset-Backed Securities		– 0	–	434,069			– 0	–	434,069
Short-Term Investments		– 0	–	6,689,090			– 0	–	6,689,090

Total Investments in Securities		– 0	–	49,714,634			– 0	–	49,714,634
Other Financial Instruments*:
Assets:
Futures		81,851		– 0	–		– 0	–	81,851
Liabilities:
Futures		(41,161)		– 0	–		– 0	–	(41,161)

Total^		$40,690		$49,714,634		$	– 0	–	$49,755,324

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between level of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.4%
Long-Term Municipal Bonds - 94.4%
California - 80.0%
Bay Area Toll Auth CA
Series 2007F
5.00%, 4/01/17 (Pre-refunded/ETM)	$2,805	$3,194,110
California Dept Wtr Res Pwr
Series 2010M
5.00%, 5/01/15	1,430	1,521,162
California GO
Series 2013B
5.00%, 9/01/15	1,815	1,955,281
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
4.00%, 8/15/14	1,250	1,278,088
California Pub Wks Brd
Series 2012F
4.00%, 10/01/15 (Pre-refunded/ETM)	1,055	1,123,491
California Pub Wks Brd (California Pub Wks Brd Lease)
4.00%, 6/01/16	1,425	1,537,917
California Statewide CDA (Odd Fellows Home)
Series 2012A
4.00%, 4/01/16	1,080	1,151,453
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	315	310,839
Contra Costa CA Trnsp Auth (Contra Costa CA Trnsp Sales Tax)
Series 2012B
4.00%, 3/01/16	1,620	1,746,700
East Bay Mud CA Wtr Sys
Series 2013A
5.00%, 6/01/16	2,000	2,222,320
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.00%, 9/02/14	1,000	1,002,630
Los Angeles CA USD GO
5.75%, 7/01/16	725	820,983
Los Angeles CA Wstwtr Sys
Series 2013B
4.00%, 6/01/16	3,160	3,434,130
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
2.00%, 7/01/14	2,990	3,017,030
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/16	2,825	3,172,475
Met Wtr Dist Southern CA Wtr
2012E-2
3.00%, 7/01/35	1,000	1,039,550
Port of Oakland CA
Series 2011O
5.00%, 5/01/14	1,750	1,776,162
Riverside CA Elec
Series 2013A

	Principal Amount (000)	U.S. $ Value
4.00%, 10/01/16	$2,285	$2,494,854
Sacramento CA Mun Util Dist
Series 2013C
5.00%, 8/15/16	2,300	2,565,949
Sacramento CA USD GO
4.00%, 8/01/15	1,040	1,097,803
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
Series 2012A
3.00%, 7/01/15	1,000	1,040,840
San Francisco City/Cnty CA GO
5.00%, 6/15/15	2,475	2,645,428
Southern CA Pub Pwr Auth
5.00%, 7/01/15	1,000	1,070,410
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2012A
5.00%, 7/01/16	2,255	2,507,177
Univ of California
NPFGC Series 2005E
5.00%, 5/15/15	1,000	1,065,050
West Contra Costa CA USD GO
AGM
5.00%, 8/01/14	1,100	1,129,821

		45,921,653

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series 2005B
5.125%, 7/01/35	53	45,789

Florida - 0.4%
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (a)(b)(c)	105	57,939
Lake Ashton II CDD FL
Series 2006B
5.00%, 11/01/11 (a)(c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	101,506

		222,145

Illinois - 2.6%
Cortland IL SSA #10
5.125%, 3/01/14 (a)(c)	110	5,500
Illinois GO
5.00%, 8/01/15	1,400	1,490,622

		1,496,122

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (a)(b)(c)	200	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (a)(c)	200	60,000
Orange Grove CDD LA

	Principal Amount (000)	U.S. $ Value
5.30%, 11/01/21 (a)(b)(c)	$130	$26,000

		86,000

New Jersey - 1.5%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	820	889,167

Puerto Rico - 3.5%
Puerto Rico GO
NPFGC
6.00%, 7/01/14	1,000	1,006,080
Puerto Rico IND Tour Ed Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/15	1,015	1,021,628

		2,027,708

Texas - 6.1%
Grand Parkway Trnsp Corp. TX
Series 2013C
2.00%, 10/01/17	3,470	3,475,968

Total Municipal Obligations (cost $54,748,638)		54,164,552

CORPORATES - INVESTMENT GRADES - 1.5%
Financial Institutions - 1.5%
Banking - 1.5%
Bank of America Corp.
1.50%, 10/09/15 (cost $863,206)	860	868,660

SHORT-TERM INVESTMENTS - 3.1%
Time Deposit - 3.1%
State Street Time Deposit
0.01%, 1/02/14 (cost $1,767,639)	1,768	1,767,639

Total Investments - 99.0% (cost $57,379,483) (d)		56,800,851
Other assets less liabilities - 1.0%		590,301

Net Assets - 100.0%		$57,391,152

(a)	Security is in default and is non-income producing.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $230,916 and gross unrealized depreciation of investments was $(809,548), resulting in net unrealized depreciation of $(578,632).

As of December 31, 2013, the Fund held 5.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDA	-	Community Development Authority
CDD	-	Community Development District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$53,494,279		$670,273	^	$54,164,552
Corporates - Investment Grades		– 0	–	868,660		– 0	–	868,660
Short-Term Investments		– 0	–	1,767,639		– 0	–	1,767,639

Total Investments in Securities		– 0	–	56,130,578		670,273		56,800,851
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$56,130,578		$670,273		$56,800,851

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/13	$757,719		$757,719
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(87,446)		(87,446)
Purchases	– 0	–	– 0	–

Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$670,273		$670,273

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(87,446)		$(87,446)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds		$586,334		Third Party Vendor	Evaluated Quotes	$5.00 – $101.51/$83.28
		$57,939		Cashflow Projection	Projected Sales Proceeds and Cash Distribution	$55.18/N/A
		$26,000		Market Approach	Bid Price and Discount	$20.00/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.4%
Long-Term Municipal Bonds - 94.4%
New York - 88.6%
Hempstead Town NY GO
4.00%, 8/15/15	$1,315	$1,394,295
Long Island Pwr Auth NY
Series 2010A-2
5.00%, 5/01/14 (Pre-refunded/ETM)	4,360	4,427,798
NPFGC Series 2006D
2.519%, 9/01/15 (a)	2,050	2,048,913
Metropolitan Trnsp Auth NY
Series 2002B-1
0.334%, 11/01/22 (a)(b)	2,575	2,463,773
Series 2012D
4.00%, 11/15/15	1,400	1,492,680
Series 2012H
5.00%, 11/15/17	1,350	1,548,342
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
Series 2002A
5.75%, 1/01/17	3,600	4,119,012
Monroe Cnty NY IDA (New York St Lease Rochester Sch)
Series 2012A
5.00%, 5/01/15	1,500	1,591,890
Nassau Cnty NY GO
Series 2013A
2.00%, 3/31/14	3,000	3,011,760
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	4,600	5,183,924
New York City Trnsl Fin Auth Future Tax Secured Revenue
5.00%, 11/01/15 (Pre-refunded/ETM)	315	341,841
New York NY GO
Series 2012A
5.00%, 8/01/16	2,855	3,169,621
New York NY Trnsl Fin Auth
5.00%, 11/01/15	1,530	1,660,387
Series 2007C-1
5.00%, 11/01/15	3,040	3,299,069
Series 2012E
5.00%, 2/01/17	4,830	5,451,718
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 3/15/17	3,700	4,194,986
New York St Dormitory Auth (New York Univ)
NPFGC Series 1998A
5.75%, 7/01/14	2,000	2,054,200
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.465%, 4/01/34 (a)(b)	2,325	2,074,677
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)

	Principal Amount (000)	U.S. $ Value
5.25%, 6/15/14	$1,650	$1,687,917
Series 2012A
4.00%, 6/15/15	2,000	2,109,080
New York St Loc Gov Asst Corp.
Series 2011A
5.00%, 4/01/14	5,000	5,059,600
New York St Pwr Auth
NPFGC Series 2007C
5.00%, 11/15/14	1,000	1,040,520
New York St Thruway Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 3/15/18	2,000	2,318,640
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.25%, 4/01/18	2,710	3,152,191
AGM Series 2005B
5.00%, 4/01/14	3,000	3,034,680
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/16	1,080	1,170,990
New York St UDC (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/17	3,610	4,092,946
Onondaga Cnty NY GO
5.00%, 5/01/16	3,605	3,973,755
Port Authority of NY & NJ
3.00%, 10/01/14	3,000	3,062,430
Series 20131
4.00%, 6/01/16	1,580	1,709,133
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	785	777,291
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2013B
5.00%, 6/01/20	3,950	4,284,802
Triborough Brdg & Tunl Auth NY
Series 2012A
5.00%, 11/15/16	1,000	1,123,890
Utility Debt Securitization Auth NY
Series 2013T
5.00%, 6/15/18	2,170	2,389,929
Westchester Cnty NY GO
Series 2013B
5.00%, 7/01/16	2,610	2,902,868

		93,419,548

California - 1.4%
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	1,460	1,465,431

	Principal Amount (000)	U.S. $ Value
Colorado - 1.4%
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/15	$1,355	$1,462,248

Delaware - 0.0%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series 2005B
5.125%, 7/01/35	55	47,517

Florida - 0.5%
Dupree Lakes CDD FL
6.83%, 11/01/15	20	19,871
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (c)(d)(e)	135	74,493
New River CDD FL
5.75%, 5/01/38 (d)(f)	90	39,600
Series 2006B
5.00%, 5/01/13 (d)(g)	65	1
Series 2010 B-2
5.00%, 5/01/18 (d)	75	33,000
Series 2010A1
5.75%, 5/01/38 (d)	35	27,511
Series 2010B1
5.00%, 5/01/15 (d)(f)	35	34,065
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (d)	20	20,404
Series 2010A-2
6.125%, 5/01/35 (d)	50	49,613
Series 2010B
5.125%, 5/01/17 (d)	85	84,674
Series 4B
5.125%, 5/01/09 (c)(d)(g)	45	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	150	147,433

		530,665

Illinois - 1.4%
Cortland IL SSA #10
5.125%, 3/01/14 (d)(e)	153	7,650
Illinois GO
5.00%, 8/01/15	1,350	1,437,385

		1,445,035

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)(d)(e)	270	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (d)(e)	255	76,500
Juban Parc LA CDD (Juban Parc CDD LA)

	Principal Amount (000)	U.S. $ Value
5.15%, 10/01/14 (c)(d)(e)	$115	$23,000
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)(e)	120	24,000

		123,500

Puerto Rico - 1.0%
Puerto Rico GO
FGIC Series 2002A
5.50%, 7/01/17	1,245	1,103,170

Total Municipal Obligations (cost $100,746,759)		99,597,114

CORPORATES - INVESTMENT GRADES - 4.6%
Financial Institutions - 3.8%
Banking - 3.0%
Bank of America Corp.
4.50%, 4/01/15	420	439,394
7.375%, 5/15/14	375	384,333
Capital One Financial Corp.
2.125%, 7/15/14	370	372,933
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	761	762,154
JPMorgan Chase & Co.
2.05%, 1/24/14	791	791,000
Morgan Stanley Note
5.375%, 10/15/15	455	489,385

		3,239,199

Finance - 0.8%
General Electric Capital Corp.
2.15%, 1/09/15	803	817,707

		4,056,906

Industrial - 0.8%
Technology - 0.8%
International Business Machines Corp.
0.55%, 2/06/15	805	806,192

Total Corporates - Investment Grades (cost $4,828,595)		4,863,098

SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit
0.01%, 1/02/14 (cost $701,087)	701	701,087

Total Investments - 99.7% (cost $106,276,441) (h)		105,161,299
Other assets less liabilities - 0.3%		322,303

Net Assets - 100.0%		$105,483,602

(a)	Variable rate coupon, rate shown as of December 31, 2013.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2013 and the aggregate market value of these securities amounted to $4,538,450 or 4.30% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Non-income producing security.
(h)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $417,880 and gross unrealized depreciation of investments was $(1,533,022), resulting in net unrealized depreciation of $(1,115,142).

As of December 31, 2013, the Fund held 12.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
SSA	-	Special Services Area
UDC	-	Urban Development Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$97,080,510		$2,516,604	^	$99,597,114
Corporates - Investment Grades		– 0	–	4,863,098		– 0	–	4,863,098
Short-Term Investments		– 0	–	701,087		– 0	–	701,087

Total Investments in Securities		– 0	–	102,644,695		2,516,604		105,161,299
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$102,644,695		$2,516,604		$105,161,299

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/13	$3,334,272	$3,334,272
Accrued discounts/(premiums)	(3,490)	(3,490)
Realized gain (loss)	2,152	2,152
Change in unrealized appreciation/depreciation	(121,330)	(121,330)

Purchases	– 0	–	– 0	–
Sales	(695,000)		(695,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$2,516,604		$2,516,604

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(121,335)		$(121,335)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds		$2,395,110		Third Party Vendor	Evaluated Quotes	$5.00 – $108.52/$96.53
		$74,493		Cashflow Projection	Projected Sales Proceeds and Cash Distribution	$55.18/N/A
		$24,000		Market Approach	Bid Price and Discount	$20.00/N/A
		$23,000		Market Approach	Bid Price and Discount	$20.00/N/A
		$1		Qualitative Assessment		$0.00/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.9%
Long-Term Municipal Bonds - 83.9%
Alabama - 1.8%
Alabama Pub Sch & Clg Auth
Series 2013A
5.00%, 6/01/16	$4,180	$4,623,373
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
5.00%, 10/01/16	750	794,970

		5,418,343

Arizona - 1.9%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
Series 2009A
5.00%, 7/01/17	2,300	2,621,126
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2009B
4.00%, 1/01/16	2,890	3,095,883

		5,717,009

Arkansas - 0.8%
Little Rock AR GO
1.25%, 4/01/33	2,500	2,500,000

California - 0.7%
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	2,005	2,012,459

Colorado - 6.5%
Colorado Hsg & Fin Auth (Colorado Unemployment)
Series 2012A
5.00%, 5/15/14	3,620	3,683,640
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
4.00%, 11/15/14	7,675	7,922,595
Denver CO City & Cnty Wtr Commr
Series 2012B
3.00%, 12/15/14	3,640	3,737,370
4.00%, 12/15/15	1,935	2,071,340
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	2,345	2,437,745
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a)(b)	85	42,383

		19,895,073

Delaware - 0.0%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series 2005B
5.125%, 7/01/35	55	47,517

	Principal Amount (000)	U.S. $ Value
Florida - 7.9%
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	$3,500	$3,917,095
Series 2010A-1
5.00%, 6/01/16	4,695	5,147,974
Dupree Lakes CDD FL
6.83%, 11/01/15	25	24,839
Florida Brd of Ed GO (Florida GO)
Series 2013C
5.00%, 6/01/16	2,590	2,865,680
Florida Brd of Ed Lottery
Series 2012A
5.00%, 7/01/16-7/01/17	6,100	6,839,918
Florida GO
5.00%, 7/01/17	3,470	3,971,241
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	150	45,000
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	101,506
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
3.00%, 11/15/15	815	839,890
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,606
Series 2010A-2
6.125%, 5/01/35 (a)	60	59,535
Series 2010B
5.125%, 5/01/17 (a)	100	99,616
Series 4B
5.125%, 5/01/09 (a)(c)(d)	55	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	120	117,947

		24,060,847

Georgia - 4.6%
Georgia GO
Series 2012A
5.00%, 7/01/16	10,000	11,130,000
Georgia Mun Elec Auth
Series 2012B
5.00%, 1/01/18	2,450	2,787,708

		13,917,708

Hawaii - 0.7%
Hawaii GO
Series 2013E
5.00%, 8/01/15	2,040	2,190,124

Illinois - 7.4%
Cortland IL SSA #10
5.125%, 3/01/14 (a)(b)	182	9,100

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/15	$11,045	$11,781,260
Illinois GO
5.00%, 8/01/15	7,025	7,479,728
Illinois Sales Tax
4.00%, 6/15/16	3,010	3,254,623

		22,524,711

Louisiana - 0.9%
Isabella Lakes CDD LA
6.00%, 8/01/22 (a)(b)	515	154,500
Louisiana GO
Series 2012A
5.00%, 8/01/15	2,325	2,495,725
Whispering Springs CDD LA
5.20%, 10/01/21 (a)(b)(c)	670	134,000

		2,784,225

Maryland - 2.9%
Anne Arundel Cnty MD GO
5.00%, 4/01/15-4/01/16	8,170	8,767,069

Massachusetts - 3.6%
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/14	5,355	5,479,557
Massachusetts Sch Bldg Auth
Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	2,530	2,721,496
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/17	2,400	2,751,192

		10,952,245

Michigan - 4.3%
Detroit MI Swr Disp
AGM
0.766%, 7/01/32 (e)	1,530	1,123,510
Michigan Fin Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/14-7/01/15	11,380	12,004,167

		13,127,677

Minnesota - 3.4%
Elk River MN ISD #728 GO
Series 2012A
5.00%, 2/01/17	4,460	5,008,045
Minnesota Lease
Series 2012B
4.00%, 3/01/16	5,000	5,372,000

		10,380,045

	Principal Amount (000)	U.S. $ Value
Missouri - 2.9%
Springfield MO Pub Util
5.00%, 12/01/14	$3,025	$3,146,877
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt) NPFGC
5.50%, 7/01/16	5,040	5,627,211

		8,774,088

Nevada - 4.0%
Nevada Unemployment
5.00%, 6/01/16-12/01/16	9,745	10,884,289
Reno NV GO
2.00%, 6/01/14	1,140	1,146,441

		12,030,730

New Jersey - 2.0%
Morris-Union NJ JT Comm COP AGM
4.00%, 8/01/15	750	781,118
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	1,625	1,762,069
New Jersey GO
Series 2013C
2.00%, 6/26/14	2,315	2,333,659
Rutgers State Univ NJ
Series 2013J
3.00%, 5/01/15	1,150	1,191,894

		6,068,740

New Mexico - 4.2%
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/16	11,440	12,717,619

New York - 6.6%
Metropolitan Trnsp Auth NY
Series 2002B-1
0.334%, 11/01/22 (f)	6,575	6,290,993
Series 2012D
4.00%, 11/15/15	8,525	9,089,355
New York NY GO
Series 2012F
5.00%, 8/01/15	1,835	1,968,826
Series 2013J
5.00%, 8/01/16	2,400	2,664,480

		20,013,654

Ohio - 0.4%
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
5.00%, 12/15/17	1,000	1,146,690

Oregon - 2.2%
Multnomah Cnty OR SD #1J GO
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/15	$2,000	$2,137,720
Portland OR CCD GO
5.00%, 6/15/16	4,105	4,546,821

		6,684,541

Pennsylvania - 0.4%
Delaware Riv Port Auth PA & NJ
4.00%, 1/01/15	1,140	1,170,062
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
4.60%, 7/01/15 (a)	120	109,530

		1,279,592

Puerto Rico - 1.3%
Puerto Rico Govt Dev Bank
Series 2006C
5.25%, 1/01/15	4,000	3,816,400

South Carolina - 1.0%
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/14	3,000	3,128,700

Texas - 4.1%
Tarrant TX Regional Wtr Dist
Series 2012A
5.00%, 3/01/17	6,115	6,908,849
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2006A
4.50%, 4/01/16	5,000	5,445,800

		12,354,649

Virginia - 2.5%
Dulles Town CTR CDA VA
3.00%, 3/01/15	1,100	1,101,837
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
5.00%, 9/15/15	3,000	3,236,760
Series 2012A
4.00%, 3/15/14	1,305	1,315,114
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,745	1,857,273

		7,510,984

Washington - 1.3%
Seattle WA Wtr Sys
5.00%, 9/01/14	3,990	4,117,281

Wisconsin - 3.6%
Wisconsin GO
Series 20141
5.00%, 5/01/16 (g)	10,000	10,973,500

Total Long-Term Municipal Bonds (cost $255,633,423)		254,912,220

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 9.0%
Connecticut - 1.4%
Connecticut Hlth & ED Fac Auth (Yale University)
Series 2001V-1
0.01%, 7/01/36 (h)	$1,000	$1,000,000
Series 2001V-2
0.01%, 7/01/36 (h)	2,020	2,020,000
Series 2005Y-3
0.01%, 7/01/35 (h)	1,100	1,100,000

		4,120,000

Mississippi - 3.7%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2010B
0.02%, 12/01/30 (h)	7,810	7,810,000
Series 2010I
0.02%, 11/01/35 (h)	2,000	2,000,000
Series 2010L
0.02%, 11/01/35 (h)	1,360	1,360,000

		11,170,000

Texas - 3.9%
Gulf Coast TX IDA (Exxonmobil)
0.01%, 11/01/41 (h)	9,000	9,000,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.01%, 11/01/51 (h)	3,000	3,000,000

		12,000,000

Total Short-Term Municipal Notes (cost $27,290,000)		27,290,000

Total Municipal Obligations (cost $282,923,423)		282,202,220

CORPORATES - INVESTMENT GRADES - 5.8%
Financial Institutions - 5.0%
Banking - 4.2%
Bank of America Corp.
4.50%, 4/01/15	1,680	1,757,576
7.375%, 5/15/14	1,100	1,127,377
Capital One Financial Corp.
2.125%, 7/15/14	935	942,411
Citigroup, Inc.
4.587%, 12/15/15	750	801,460
4.70%, 5/29/15	2,035	2,142,344
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	2,242	2,245,401
JPMorgan Chase & Co.
2.05%, 1/24/14	2,332	2,332,000
Morgan Stanley Note

	Principal Amount (000)	U.S. $ Value
5.375%, 10/15/15	$1,300	$1,398,242

		12,746,811

Finance - 0.8%
General Electric Capital Corp.
2.15%, 1/09/15	2,370	2,413,407

		15,160,218

Industrial - 0.8%
Technology - 0.8%
International Business Machines Corp.
0.55%, 2/06/15	2,350	2,353,480

Total Corporates-Investment Grades (cost $17,397,876)		17,513,698

SHORT-TERM INVESTMENTS - 3.8%
Time Deposit - 3.8%
State Street Time Deposit
0.01%, 1/02/14 (cost $11,645,270)	11,645	11,645,270

Total Investments - 102.5% (cost $311,966,569) (i)		311,361,188
Other assets less liabilities - (2.5)%		(7,659,720)

Net Assets - 100.0%		$303,701,468

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2013 and the aggregate market value of this security amounted to $6,290,993 or 2.07% of net assets.
(g)	When-Issued or delayed delivery security.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,411,163 and gross unrealized depreciation of investments was $(2,016,544), resulting in net unrealized depreciation of $(605,381).

As of December 31, 2013, the Fund held 3.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
SD	-	School District
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$250,821,845		$4,090,375	^	$254,912,220
Short-Term Municipal Notes		– 0	–	27,290,000		– 0	–	27,290,000
Corporates - Investment Grades		– 0	–	17,513,698		– 0	–	17,513,698
Short-Term Investments		– 0	–	11,645,270		– 0	–	11,645,270

Total Investments in Securities		– 0	–	307,270,813		4,090,375		311,361,188
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$307,270,813		$4,090,375		$311,361,188

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/13	$4,207,175		$4,207,175
Accrued discounts/(premiums)	(7,368)		(7,368)
Realized gain (loss)	2,865		2,865
Change in unrealized appreciation/depreciation	(82,297)		(82,297)
Purchases	– 0	–	– 0	–
Sales	(30,000)		(30,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$4,090,375		$4,090,375

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(82,297)		$(82,297)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds		$3,956,375		Third Party Vendor	Evaluated Quotes	$5.00 – $102.02/$95.52
		$134,000		Market Approach	Bid Price and Discount	$20.00/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.6%
Long-Term Municipal Bonds - 94.6%
California - 78.1%
Bay Area Toll Auth CA
5.00%, 4/01/22-4/01/25	$28,820	$32,484,155
Series 2006F
5.00%, 4/01/16 (Pre-refunded/ETM)	5,250	5,793,270
5.00%, 4/01/16	3,630	4,007,339
Series 2007F
5.00%, 4/01/16	3,570	3,941,102
Bay Area Wtr Supply & Consv Agy CA
Series 2013A
5.00%, 10/01/25	4,710	5,366,904
California Dept Wtr Res Cen Vy
Series 2013AM
5.00%, 12/01/14	3,000	3,131,580
NPFGC
5.00%, 12/01/14 (Pre-refunded/ETM)	380	396,443
NPFGC Series 2005AH
5.00%, 12/01/14 (Pre-refunded/ETM)	60	62,624
California Dept Wtr Res Pwr
Series 2008H
5.00%, 5/01/17	1,455	1,660,431
Series 2008K
5.00%, 5/01/18	23,145	27,048,867
Series 2010L
5.00%, 5/01/15-5/01/20	14,690	16,995,979
AGM Series 2008H
5.00%, 5/01/17	21,050	24,022,049
California Econ Recovery (California Econ Rec Spl Tax)
Series 2004A
5.25%, 7/01/14	2,820	2,890,782
Series 2009A
5.00%, 7/01/18-7/01/20	33,120	38,722,815
NPFGC Series 2004A
5.00%, 7/01/15	4,460	4,565,970
California GO
4.00%, 12/01/26	21,565	23,129,109
5.00%, 10/01/20	20,500	23,938,875
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	20,650	24,336,438
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/27 (a)	4,000	3,731,800
California Pub Wks Brd
Series 2009E
5.00%, 4/01/19 (Pre-refunded/ETM)	12,775	15,124,323
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	1,545	1,838,689
NPFGC-RE Series 2007B
5.00%, 6/01/15 (Pre-refunded/ETM)	3,030	3,231,404
NPFGC-RE Series 2007C
5.00%, 9/01/16 (Pre-refunded/ETM)	1,575	1,765,528
California Pub Wks Brd (CA Lease Dept Corr St Prisons)

	Principal Amount (000)	U.S. $ Value
AMBAC Series 1993A
5.00%, 12/01/19	$2,630	$2,911,489
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE Series 2006A
5.00%, 10/01/14	3,740	3,873,181
California Pub Wks Brd (California Pub Wks Brd Lease)
4.00%, 6/01/16	3,310	3,572,284
California Spl Dist Assn Fin Corp. COP
AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	315	340,704
California State Univ
Series 2010A
5.00%, 11/01/24	1,490	1,644,975
Series 2011A
5.25%, 11/01/26	5,500	6,189,205
Series 2012A
5.00%, 11/01/26	10,930	12,155,581
AMBAC Series 2005B
5.00%, 11/01/14	3,575	3,717,142
California Statewide CDA (Kaiser Permanente)
Series 2012C
5.00%, 11/01/29	2,630	2,984,603
Series 2012E-1
5.00%, 4/01/44	1,000	1,134,830
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/20-4/01/22	2,000	2,248,100
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	1,965	1,939,042
Chaffey CCD CA GO
NPFGC
5.00%, 6/01/25	350	364,133
NPFGC
5.00%, 6/01/15 (Pre-refunded/ETM)	1,090	1,162,452
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,117,182
Contra Costa CA Wtr Dist
Series 2013R
5.00%, 10/01/16	1,570	1,760,818
Contra Costa Cnty CA Wtr Dist (Contra Costa CA Wtr Dist)
Series 2012Q
5.00%, 10/01/20	5,315	6,274,623
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,329,699
Industry CA GO
5.00%, 7/01/17	3,655	4,162,606
Inland Valley CA Dev Agy
Series 2009A
5.50%, 4/01/14 (Pre-refunded/ETM)	1,320	1,336,408

	Principal Amount (000)	U.S. $ Value
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/23	$4,025	$4,391,557
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	18,855,965
Series 2010B
5.00%, 5/15/21	6,500	7,420,920
Long Beach CA USD GO
Series 2009A
5.00%, 8/01/15-8/01/18	17,695	20,005,611
Series 2010A
5.00%, 8/01/25	1,000	1,115,400
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	5,000	5,562,550
Series 2008A
5.50%, 5/15/14-5/15/17	14,870	16,559,685
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	17,822,114
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	28,479,776
Los Angeles CA Dept W&P Pwr
4.00%, 7/01/16	10,000	10,884,500
Series 2012C
4.00%, 1/01/16	1,000	1,065,460
5.00%, 1/01/16	8,150	8,824,657
Series 2013A
5.00%, 7/01/21	1,505	1,784,117
Los Angeles CA Dept W&P Wtr
Series 2012C
5.00%, 7/01/23	1,540	1,798,119
Los Angeles CA Harbor Dept
Series 2011B
5.00%, 8/01/23	2,500	2,838,100
Los Angeles CA USD GO
FGIC Series 2005 A-1
5.00%, 7/01/20-7/01/22	13,485	14,260,886
NPFGC Series 2005 A-2
5.00%, 7/01/20	11,000	11,678,150
Los Angeles CA Wstwtr Sys
Series 2012A
5.00%, 6/01/19	4,065	4,789,098
Series 2012C
5.00%, 6/01/23	2,765	3,215,336
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/21	2,000	2,240,420
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/15	10,770	11,648,078
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,513,118
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,701,316
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,858,138
5.75%, 7/01/21	2,045	2,390,360

	Principal Amount (000)	U.S. $ Value
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
Series 2012A
5.00%, 7/01/25-7/01/27	$3,980	$4,363,853
Orange Cnty CA Santn COP
Series 2009A
5.00%, 2/01/18-2/01/20	11,045	12,795,272
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,210,070
Port of Oakland CA
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	18,385,221
NPFGC Series 2007C
5.00%, 11/01/18	1,900	2,149,698
Riverside CA Elec
Series 2013A
5.00%, 10/01/15	2,425	2,619,582
Sacramento CA Fin Auth (Sacramento CA Lease)
Series 1993B
5.40%, 11/01/20	2,000	2,266,080
Sacramento CA Mun Util Dist
Series 2012Y
5.00%, 8/15/25	4,555	5,080,419
Series 2013C
5.00%, 8/15/14-8/15/16	8,060	8,741,771
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,389,407
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,419,776
Sacramento Regl Transit Dist CA
5.00%, 3/01/24	1,000	1,074,780
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
Series 2009B
5.00%, 5/15/18-5/15/21	35,520	40,754,572
San Diego CA USD GO
NPFGC Series 2004D
5.50%, 7/01/19	10,140	12,153,094
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,100,180
San Diego Cnty CA Wtr Auth
AGM Series 2008A-COPS
5.00%, 5/01/19-5/01/24	7,655	8,527,294
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.25%, 5/01/18	4,655	5,329,835
Series 2009C-2
5.00%, 5/01/15-5/01/16	26,210	28,296,038
Series 2011C
5.00%, 5/01/21	3,900	4,398,069
Series 2011S
5.00%, 5/01/25	3,000	3,280,110
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,473,569

	Principal Amount (000)	U.S. $ Value
San Francisco City/Cnty CA GO
5.00%, 6/15/15	$2,385	$2,549,231
San Francisco City/Cnty CA Pub Util Wtr
Series 2009A
5.00%, 11/01/28	2,000	2,187,460
Series 2011A
5.00%, 11/01/25	11,320	12,677,721
Series 2013B
5.00%, 10/01/25	4,000	4,512,240
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/19-8/01/24	3,855	4,127,334
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/14 (Pre-refunded/ETM)	1,000	1,028,840
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	560,526
Santa Rosa CA HSD GO
4.00%, 8/01/16	1,740	1,888,300
5.00%, 8/01/17	4,255	4,842,020
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,370,541
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,536,400
Series 2010-1
5.00%, 7/01/25	8,235	9,022,595
Univ of California
Series 2009Q
5.25%, 5/15/22	3,510	3,983,990
Series 2010U
5.00%, 5/15/24	4,215	4,696,943
Series 2012G
5.00%, 5/15/25	10,000	11,224,800
AGM Series 2007J
5.00%, 5/15/15 (Pre-refunded/ETM)	395	424,645
5.00%, 5/15/16	5,935	6,379,591
West Contra Costa CA USD (West Contra Costa CA USD GO)
Series 2013A
4.00%, 8/01/14-8/01/15	12,285	12,713,551
Series 2013B
4.00%, 8/01/15	4,000	4,232,120

		808,876,502

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	110	109,996

Colorado - 0.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	1,990,071

	Principal Amount (000)	U.S. $ Value
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/20	$1,625	$1,819,773

		3,809,844

Florida - 4.0%
Broward Cnty FL Sch Brd COP
Series 2011A
5.00%, 7/01/18	2,000	2,275,560
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	13,160	14,728,277
Dupree Lakes CDD FL
6.83%, 11/01/15	105	104,325
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,080	18,719,410
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,467,512
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,215,792
Miami-Dade Cnty FL Expressway
Series 2013A
5.00%, 7/01/21	1,280	1,435,917
New River CDD FL
5.75%, 5/01/38 (b)(c)	605	266,200
Series 2006B
5.00%, 5/01/13 (b)(d)	405	4
Series 2010 B-2
5.00%, 5/01/18 (b)	475	209,000
Series 2010A1
5.75%, 5/01/38 (b)	240	188,650
Series 2010B1
5.00%, 5/01/15 (b)	230	223,854
Sterling Hill CDD FL
Series 2003B
5.50%, 11/01/10 (b)(e)(f)	155	74,400

		41,908,901

Guam - 0.2%
Guam Wtrworks Auth
5.50%, 7/01/16	1,500	1,558,095

Illinois - 1.3%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	3,720,645
Cook Cnty IL GO
Series 2012C
5.00%, 11/15/25	3,955	4,124,511
Illinois GO
5.00%, 8/01/18	5,000	5,569,500

		13,414,656

	Principal Amount (000)	U.S. $ Value
Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b)(e)(g)	$3,200	$0

New Jersey - 2.9%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/19-6/15/20	25,930	29,710,625

North Carolina - 0.2%
North Carolina Eastern Mun Pwr Agy
Series 2009 B
5.00%, 1/01/16	2,375	2,582,979

Ohio - 0.0%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (b)	304	121,600

Puerto Rico - 3.7%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	3,850	2,926,308
Series 2007V V
5.50%, 7/01/20	3,065	2,441,885
Series 2010DDD
5.00%, 7/01/22	10,190	7,529,799
Puerto Rico GO
Series 2007A
5.50%, 7/01/18	2,650	2,278,099
Series 2012A
5.00%, 7/01/20	1,850	1,460,908
NPFGC Series 2001A
5.50%, 7/01/19	5,470	5,155,584
Puerto Rico Govt Dev Bank
NPFGC Series 2009
4.75%, 12/01/15	5,535	5,469,521
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.75%, 7/01/15	2,570	2,442,605
Series 2009P
6.00%, 7/01/20	1,415	1,163,654
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/24	5,880	5,007,643
Series 2011C
5.00%, 8/01/22	2,565	2,512,443

		38,388,449

Texas - 3.7%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,289,799
Grand Parkway Trnsp Corp. TX
Series 2013C
2.00%, 10/01/17	25,580	25,623,998

	Principal Amount (000)	U.S. $ Value
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	$10,290	$11,651,881

		38,565,678

Washington - 0.1%
Tobacco Settlement Auth WA
5.00%, 6/01/15	1,000	1,062,310

Total Municipal Obligations (cost $960,362,338)		980,109,635

CORPORATES - INVESTMENT GRADES - 3.9%
Financial Institutions - 3.1%
Banking - 3.1%
American Express Credit Corp.
1.75%, 6/12/15	5,914	6,009,434
Bank of America NA
1.125%, 11/14/16	10,000	10,011,360
Capital One Financial Corp.
2.125%, 7/15/14	1,543	1,555,230
2.15%, 3/23/15	2,000	2,033,162
JPMorgan Chase & Co.
1.875%, 3/20/15	6,345	6,430,772
Morgan Stanley
1.75%, 2/25/16	5,788	5,865,704

		31,905,662

Industrial - 0.8%
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,475	2,664,008

Technology - 0.5%
Hewlett-Packard Co.
6.125%, 3/01/14	5,273	5,317,657

		7,981,665

Total Corporates - Investment Grades (cost $39,497,115)		39,887,327

SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit
0.01%, 1/02/14 (cost $6,260,108)	6,260	6,260,108

Total Investments - 99.1% (cost $1,006,119,561) (h)		1,026,257,070
Other assets less liabilities - 0.9%		9,591,160

Net Assets - 100.0%		$1,035,848,230

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the market value of this security amounted to $3,731,800 or 0.4% of net assets.
(b)	Illiquid security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	Security is in default and is non-income producing.
(h)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,164,337 and gross unrealized depreciation of investments was $(23,026,828), resulting in net unrealized appreciation of $20,137,509.

As of December 31, 2013, the Fund held 12.0% of net assets in insured bonds (of this amount 6.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HSD	-	High School District
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$971,925,507		$8,184,128	^	$980,109,635
Corporates - Investment Grades		– 0	–	39,887,327		– 0	–	39,887,327
Short-Term Investments		– 0	–	6,260,108		– 0	–	6,260,108

Total Investments in Securities		– 0	–	1,018,072,942		8,184,128		1,026,257,070
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,018,072,942		$8,184,128		$1,026,257,070

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/13	$9,545,624		$9,545,624
Accrued discounts/(premiums)	47,164		47,164
Realized gain (loss)	(785,964)		(785,964)
Change in unrealized appreciation/depreciation	822,340		822,340
Purchases	– 0	–	– 0	–

Sales	(1,445,036)		(1,445,036)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$8,184,128		$8,184,128

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$652,740		$652,740

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.7%
Long-Term Municipal Bonds - 97.7%
New York - 77.3%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,457,013
Albany Cnty NY GO
Series 2012B
5.00%, 11/01/15	1,085	1,175,174
Battery Park City Auth NY
Series 2013A
5.00%, 11/01/22	4,175	4,910,259
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	6,695,250
Erie Cnty NY IDA
AGM
5.00%, 5/01/14 (Pre-refunded/ETM)	1,120	1,137,416
5.75%, 5/01/14 (Pre-refunded/ETM)	1,520	1,547,269
Erie Cnty NY IDA (Buffalo NY SD)
5.00%, 5/01/22	5,800	6,577,374
AGM Series 2008A
5.00%, 5/01/16	1,280	1,408,896
Long Island Pwr Auth NY
Series 20102
5.00%, 5/01/15 (Pre-refunded/ETM)	6,450	6,857,769
NPFGC Series 2006F
5.00%, 5/01/15-5/01/16	24,690	26,541,967
Metropolitan Trnsp Auth NY
Series 2006B
5.00%, 11/15/16-11/15/17	6,645	7,440,353
Series 2010D
5.25%, 11/15/24	10,755	11,907,076
Series 2010G
5.00%, 11/15/21	9,305	10,524,420
5.25%, 11/15/22-11/15/26	33,880	37,659,222
Series 2011C
5.00%, 11/15/24	2,890	3,148,164
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	12,948,059
AGM Series 2002B
0.334%, 11/01/22 (a)(b)	15,325	14,662,439
AMBAC Series 1997B
5.00%, 7/01/20 (Pre-refunded/ETM)	535	536,514
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	15,869,120
NPFGC-RE Series 2004A
5.25%, 11/15/15-11/15/16	13,150	14,736,791
Nassau Cnty NY GO
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,628,953
Series 2012A
5.00%, 4/01/14-4/01/15	11,075	11,446,810
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/18-4/01/20	$8,660	$9,813,103
New York GO
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	540	569,506
5.00%, 3/01/16	4,020	4,235,432
New York NY GO
5.00%, 10/01/24	2,860	3,173,227
Series 2002C
5.50%, 8/01/14	5	5,021
Series 2004G
5.25%, 8/01/15	1,510	1,515,859
Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	10	10,274
5.00%, 8/01/16	2,340	2,403,859
Series 2005F
5.25%, 9/01/14 (Pre-refunded/ETM)	245	253,016
Series 2007A-1
5.00%, 8/01/18	4,570	5,176,348
Series 2007C
5.00%, 1/01/16	4,410	4,798,741
Series 2007E
5.00%, 8/01/16	5,500	6,106,100
Series 2008A-1
5.00%, 8/15/16	4,400	4,892,096
Series 2008B-1
5.25%, 9/01/16	10,000	11,200,200
Series 2011A
5.00%, 8/01/26	14,275	15,579,878
Series 2011E-3
5.00%, 8/01/23	6,855	7,664,644
Series 2012I
5.00%, 8/01/16	12,545	13,927,459
Series 2013B
5.00%, 8/01/20	10,000	11,560,000
Series 2013D
5.00%, 8/01/19	7,165	8,285,821
Series 2013F
5.00%, 3/01/17	2,675	3,012,451
Series 2013I
5.00%, 8/01/20	18,775	21,703,900
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	9,055	9,962,854
Series 2006BB
5.00%, 6/15/19-6/15/20	18,985	20,891,277
Series 2008AA
5.00%, 6/15/19-6/15/22	21,485	24,568,414
Series 2010FF
5.00%, 6/15/25	24,730	27,393,174
New York NY TFA Bldg Aid
Series 2011S-1A
5.00%, 7/15/25	4,420	4,873,713
New York NY Trnsl Fin Auth
5.00%, 11/01/15-2/01/24	19,955	22,216,295
5.25%, 8/01/14 (Pre-refunded/ETM)	1,300	1,337,492
Series 2004D-1
5.00%, 11/01/15	4,495	4,561,931
Series 2007B
5.00%, 11/01/15 (Pre-refunded/ETM)	1,145	1,242,565
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/20	$1,130	$1,321,512
Series 2011A-1
5.00%, 11/01/23	15,315	17,458,028
Series 2011B
5.00%, 11/01/20	3,135	3,666,320
Series 2011C
5.00%, 11/01/20	9,480	11,086,670
Series 2012B
5.00%, 11/01/16-11/01/24	14,330	16,249,207
Series 2012D
5.00%, 11/01/20-11/01/23	34,790	40,358,625
Series 2012E
5.00%, 11/01/15-2/01/26	14,165	15,925,590
Series 2013H
3.00%, 11/01/14	2,260	2,312,681
NPFGC
5.25%, 2/01/20	115	115,366
NPFGC Series 2003E
5.25%, 2/01/21	35	35,111
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
Series 2008C
5.75%, 12/01/16	22,995	26,169,000
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/21	4,745	5,367,829
New York St Dormitory Auth
4.00%, 2/15/14 (Pre-refunded/ETM)	815	818,415
4.00%, 8/15/14 (Pre-refunded/ETM)	2,150	2,199,902
4.00%, 8/15/15 (Pre-refunded/ETM)	2,675	2,835,901
NPFGC
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,100,220
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,910
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	12,808,896
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,075	1,101,907
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,540,472
New York St Dormitory Auth (Mt Sinai School of Medicine)
5.00%, 7/01/19	4,390	5,009,780
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	18,175	19,501,721
AGM
5.00%, 2/15/16	3,830	4,170,678
New York St Dormitory Auth (New York St Lease Secured Hosp)
4.00%, 2/15/14	1,435	1,441,214
New York St Dormitory Auth (New York St Lease Svc Contract)

	Principal Amount (000)	U.S. $ Value
Series 2009A
5.00%, 7/01/22	$6,050	$6,820,891
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/20	4,750	5,350,685
Series 2008C
5.00%, 3/15/16-3/15/18	42,440	48,385,545
Series 2009D
5.00%, 6/15/20	2,230	2,560,887
Series 2009G
5.00%, 3/15/17-3/15/18	15,885	18,210,329
Series 2010E
5.00%, 2/15/19	1,305	1,521,787
Series 2012A
5.00%, 12/15/21	5,875	6,876,159
Series 2012B
5.00%, 3/15/22	3,905	4,545,342
Series 2012D
5.00%, 2/15/22-2/15/25	22,135	25,192,586
AMBAC Series 2005D
5.00%, 3/15/15	1,760	1,859,845
New York St Dormitory Auth (New York Univ)
NPFGC Series 1998A
6.00%, 7/01/18	1,000	1,196,930
New York St Dormitory Auth (State Univ of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,468,250
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,838,391
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.465%, 4/01/34 (a)(b)	17,725	15,816,620
New York St Envrn Fac Corp.
NPFGC-RE Series 2004A
5.00%, 12/15/14 (Pre-refunded/ETM)	1,060	1,108,357
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/16-6/15/25	15,355	15,787,180
Series 2009A
5.25%, 6/15/24	7,300	8,303,385
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	1,980	20
New York St Loc Gov Asst Corp.
Series 2008A
5.00%, 4/01/19-4/01/20	16,145	18,331,086
New York St Pwr Auth
NPFGC Series 2007C
5.00%, 11/15/16	6,245	7,018,693
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	895	944,995

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2005A
5.00%, 4/01/15 (Pre-refunded/ETM)	$1,060	$1,123,462
New York St Thruway Auth (New York St Pers Income Tax)
Series 2007A
5.00%, 3/15/14-3/15/16	10,950	11,903,873
Series 2010A
5.00%, 3/15/25	5,425	6,046,813
AGM Series 2005A
5.00%, 3/15/18	1,035	1,088,986
AMBAC Series 2004A
5.00%, 3/15/15	10,170	10,748,164
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/17	21,620	24,403,575
Series 2012A
5.00%, 4/01/25	18,980	21,086,970
AMBAC Series 2005B
5.50%, 4/01/20	5,700	6,808,650
NPFGC-RE Series 2005B
5.00%, 4/01/16	10,335	11,149,088
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,637,044
Series 2013A
5.00%, 5/01/19	25,000	28,698,000
AMBAC Series 2005F
5.00%, 1/01/14	7,210	7,210,000
New York St UDC (New York St Lease Svc Contract)
Series 2008B
5.00%, 1/01/19	3,525	4,017,196
New York St UDC (New York St Pers Income Tax)
Series 2007B
5.00%, 3/15/16	2,085	2,293,104
Series 2013C
5.00%, 3/15/20	9,915	11,575,961
AMBAC Series 2005A-1
5.00%, 12/15/20	6,265	6,769,646
Port Authority of NY & NJ
5.00%, 9/15/24	2,000	2,165,380
Series 20131
5.00%, 12/01/23	10,480	11,665,078
NPFGC-RE
5.00%, 12/01/19	15,290	16,009,700
XLCA
5.00%, 10/01/17-10/01/19	10,215	11,001,224
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	2,190	2,168,494
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/16-7/01/17	2,900	3,169,949
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,665	2,814,933

	Principal Amount (000)	U.S. $ Value
Triborough Brdg & Tunl Auth NY
Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	$6,790	$7,288,182
Series 2008A
5.00%, 5/15/18 (Pre-refunded/ETM)	2,150	2,519,865
5.00%, 11/15/18	6,990	8,167,815
Series 2008C
5.00%, 11/15/15-11/15/16	8,500	9,418,595
Series 2008D
5.00%, 11/15/15-11/15/16	22,595	25,043,771
Series 2011A
5.00%, 1/01/27	7,000	7,629,300
Series 2012B
5.00%, 11/15/19-11/15/23	28,125	32,404,288
Series 2013B
5.00%, 11/15/22	7,525	8,719,594
NPFGC Series 1998A
5.125%, 1/01/18 (Pre-refunded/ETM)	8,165	8,185,576
NPFGC Series 2002B
5.25%, 11/15/15	3,145	3,428,333
Troy Res Corp. (Rensselaer Polytechnic Institute.)
5.00%, 9/01/16-9/01/21	7,490	8,264,805
Series 2010B
5.00%, 9/01/17-9/01/18	9,100	10,259,754
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
5.25%, 9/15/16	975	822,354
Utility Debt Securitization Auth NY
Series 2013T
5.00%, 6/15/26-12/15/29	7,560	8,525,545
Yonkers NY GO
Series 2011A
5.00%, 10/01/14-10/01/17	6,880	7,462,008
NPFGC Series 2005A
5.00%, 8/01/14	5,305	5,438,792

		1,227,761,743

Alabama - 0.8%
Alabama Pub Sch & Clg Auth
Series 2009B
5.00%, 5/01/18	11,055	12,757,470

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	145	144,994

California - 2.6%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/18-7/01/20	27,975	32,757,948
5.25%, 7/01/21	5,000	5,799,200
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
Series 2013A
5.00%, 6/01/19	1,225	1,390,118

	Principal Amount (000)	U.S. $ Value
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009E
5.00%, 5/01/21	$1,280	$1,434,355

		41,381,621

Colorado - 0.1%
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (c)	2,765	1,382,500

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,570,648

Florida - 6.1%
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	32,755	36,658,413
Series 2010A-1
5.00%, 6/01/16	7,230	7,927,550
Dupree Lakes CDD FL
6.83%, 11/01/15	145	144,068
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (c)(d)(e)	2,060	1,136,708
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	18,980,795
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	14,579,591
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (c)(d)	955	286,500
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	5,333,679
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	75	76,129
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,392,829
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/20	1,680	1,957,318
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	1,095	1,095,854
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	80	81,617
Series 2010A-2
6.125%, 5/01/35 (c)	195	193,489
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.125%, 5/01/17 (c)	$345	$343,675
Series 4B
5.125%, 5/01/09 (c)(e)(f)	185	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	1,185	1,164,725
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,690	2,933,068
Sterling Hill CDD FL
Series 2003B
5.50%, 11/01/10 (c)(e)(g)	160	76,800

		96,362,808

Georgia - 0.5%
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series 2007A
5.00%, 3/15/17	6,975	7,569,061

Guam - 0.1%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,657,955

Illinois - 1.1%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	420	410,374
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (c)(d)	1,307	379,030
Cortland IL SSA #10
5.125%, 3/01/14 (c)(d)	2,545	127,250
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	955	943,626
Illinois GO
5.00%, 8/01/15	15,000	15,970,950

		17,831,230

Indiana - 0.7%
Indiana Bond Bank Gas (JPMorgan Chase)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	11,917,550

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	1,515	454,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (c)(d)(e)	1,155	231,000
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)(e)	1,500	300,000

		985,500

	Principal Amount (000)	U.S. $ Value
Michigan - 0.2%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/22	$2,985	$2,886,794

Nevada - 0.5%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	8,127,790

New Jersey - 0.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,195	2,496,791

North Carolina - 0.1%
North Carolina Eastern Mun Pwr Agy
Series 2009B
5.00%, 1/01/15	1,475	1,541,862

Ohio - 0.0%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (c)	170	68,000

Pennsylvania - 1.2%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	16,157,816
5.25%, 9/01/23	2,305	2,491,290

		18,649,106

Puerto Rico - 3.8%
Puerto Rico Elec Pwr Auth
Series 2008WW
5.50%, 7/01/18-7/01/19	11,470	9,633,573
Series 2010AAA
5.25%, 7/01/21	8,575	6,535,007
Series 2010ZZ
5.25%, 7/01/22	7,900	5,856,823
NPFGC Series 2002KK
5.50%, 7/01/16	3,695	3,658,715
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/14	1,190	1,152,456
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,371,748
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.305%, 7/01/28 (b)	1,090	555,279
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.75%, 7/01/15	4,245	4,034,575
Puerto Rico Sales Tax Fin Corp.
Series 2009A

	Principal Amount (000)	U.S. $ Value
5.50%, 8/01/22	$23,245	$21,734,772

		60,532,948

Tennessee - 1.2%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	18,877,242

Texas - 0.0%
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	10	10,244

Washington - 0.8%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,220,215

Total Municipal Obligations (cost $1,527,085,162)		1,551,734,072

CORPORATES - INVESTMENT GRADES - 0.8%
Industrial - 0.4%
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	4,040	4,348,523

Technology - 0.1%
Hewlett-Packard Co.
6.125%, 3/01/14	2,173	2,191,403

		6,539,926

Financial Institutions - 0.4%
Banking - 0.1%
Capital One Financial Corp.
2.15%, 3/23/15	1,500	1,524,872

Finance - 0.3%
General Electric Capital Corp.
1.625%, 7/02/15	4,304	4,373,944

		5,898,816

Total Corporates - Investment Grades (cost $12,252,730)		12,438,742

SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 1/02/14 (cost $7,508,567)	7,509	7,508,567

Total Investments - 98.9% (cost $1,546,846,459) (h)		1,571,681,381
Other assets less liabilities - 1.1%		16,779,894

Net Assets - 100.0%		$1,588,461,275

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2013 and the aggregate market value of these securities amounted to $30,479,059 or 1.92% of net assets.
(b)	Variable rate coupon, rate shown as of December 31, 2013.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,850,365 and gross unrealized depreciation of investments was $(37,015,443), resulting in net unrealized appreciation of $24,834,922.

As of December 31, 2013, the Fund held 14.6% of net assets in insured bonds (of this amount 6.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
SD	-	School District
SSA	-	Special Services Area
TFA	-	Transitional Finance Authority
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,538,889,038		$12,845,034	^	$1,551,734,072
Corporates - Investment Grades		– 0	–	12,438,742		– 0	–	12,438,742
Short-Term Investments		– 0	–	7,508,567		– 0	–	7,508,567

Total Investments in Securities		– 0	–	1,558,836,347		12,845,034		1,571,681,381
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,558,836,347		$12,845,034		$1,571,681,381

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/13	$16,877,887		$16,877,887
Accrued discounts/(premiums)	1,033		1,033
Realized gain (loss)	(297,940)		(297,940)
Change in unrealized appreciation/depreciation	(1,253,152)		(1,253,152)
Purchases	– 0	–	– 0	–

Sales	(2,226,514)		(2,226,514)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(256,280)		(256,280)

Balance as of 12/31/13	$12,845,034		$12,845,034	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(1,250,374)		$(1,250,374)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 91.4%
Long-Term Municipal Bonds - 89.7%
Alabama - 2.3%
Alabama Fed Hwy Fin Auth (Alabama Federal Highway Grant)
5.00%, 9/01/24	$18,230	$20,269,755
Alabama Pub Sch & Clg Auth
Series 2009A
5.00%, 5/01/17	34,415	38,982,559
Series 2009B
5.00%, 5/01/16-5/01/17	33,390	37,192,123
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	11,844,250
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,983,068

		123,271,755

Arizona - 1.7%
Arizona Brd of Regents (Univ of Arizona Cop)
Series 2012C
5.00%, 6/01/25	2,365	2,560,349
Arizona School Fac Brd COP
NPFGC-RE Series 2005A-1
5.00%, 9/01/15	1,765	1,893,774
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	17,981,993
Arizona Trnsp Brd Hwy
5.00%, 7/01/15	8,480	9,072,498
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	19,292,749
Phoenix AZ Civic Impt Corp.
AMBAC
5.00%, 7/01/14 (Pre-refunded/ETM)	5,000	5,116,550
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010A
5.00%, 7/01/20-7/01/21	7,225	8,194,170
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	21,249,391
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,119,300
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	1,460	1,494,310
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	330	329,987
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/21	$1,430	$1,571,370

		93,876,441

California - 7.9%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,935	235,887,664
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19-7/01/20	22,440	26,466,298
5.25%, 7/01/21	2,735	3,172,162
California GO
5.00%, 8/01/14-11/01/25	77,165	84,555,975
Series 2008
5.00%, 4/01/18	5,000	5,788,350
Series 2009
5.25%, 10/01/20	5,085	5,884,769
Fremont CA USD GO
AGM Series 2005B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,000	1,074,350
Fresno CA USD GO
NPFGC Series 2002A
6.00%, 2/01/20	3,255	3,767,012
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	27,336,214
Sacramento CA Fin Auth (Sacramento CA Lease)
Series 1993B
5.40%, 11/01/20	1,000	1,133,040
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,658,500
Series 2011C
5.00%, 5/01/22	5,795	6,391,074
NPFGC-RE Series 2006-32F
5.25%, 5/01/18	3,700	4,293,295
Vernon CA Elec Sys
Series 2009A
5.25%, 8/01/14	12,160	12,459,014

		429,867,717

Colorado - 1.5%
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,735	15,465,656
Colorado DOT
NPFGC Series 2002B
5.50%, 6/15/14	6,855	7,019,589
Colorado Met Wstwtr Reclaim Dist
Series 2012A
5.00%, 4/01/23	3,435	3,965,398
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,630	22,006,135
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.50%, 11/15/19	$2,290	$2,668,926
Series 2011B
4.00%, 11/15/14	6,640	6,854,206
Series 2012A
5.00%, 11/15/22-11/15/24	6,605	7,020,546
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17 (a)(b)	13,168	5,526,346
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	2,980,880
5.25%, 1/15/24-7/15/24	7,745	8,070,213
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a)(b)	1,852	926,073

		82,503,968

Connecticut - 0.2%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/22-1/01/24	8,575	9,826,574

District of Columbia - 2.0%
District of Columbia GO
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	65,994,591
AGM Series 2007C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	5,901,805
District of Columbia Income Tax Secured
Series 2012C
5.00%, 12/01/26	5,545	6,216,888
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,867,971
Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/14-10/01/18	11,050	12,311,621
Series 2010F-1
5.00%, 10/01/20	11,905	13,699,321
NPFGC Series 2005A
5.25%, 10/01/15	1,715	1,855,939

		107,848,136

Florida - 6.1%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/23	5,000	5,560,050
Broward Cnty FL Sch Brd COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	17,216,175
NPFGC-RE Series 2007A
5.00%, 7/01/14	2,800	2,863,868
Citizens Ppty Ins Corp. FL
Series 2011A
5.00%, 6/01/20	6,530	7,386,997
Series 2012A
5.00%, 6/01/22	27,040	29,969,784
Series 2012A-1
5.00%, 6/01/19-6/01/21	23,835	26,734,199

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2007A
5.00%, 3/01/15-3/01/16	$88,440	$95,668,157
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,382,350
Dupree Lakes CDD FL
6.83%, 11/01/15	85	84,453
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (a)(b)(c)	985	543,523
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	130	134,641
Florida Brd of Ed GO (Florida GO)
Series 2005A
5.00%, 1/01/16	5,000	5,285,600
Series 2013A
5.00%, 6/01/15	11,765	12,553,373
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2011B
5.00%, 7/01/20	7,645	8,802,529
Series 2012A
5.00%, 7/01/22	10,225	11,632,164
AMBAC Series 2007A
5.00%, 7/01/14-7/01/15	11,020	11,476,276
NPFGC Series 2007B
5.00%, 7/01/15	6,095	6,492,089
Florida GO
5.00%, 7/01/18-7/01/19	10,935	12,793,168
Series 2009B
5.00%, 7/01/17	3,245	3,713,740
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	3,545	1,063,500
Jacksonville FL Elec Auth
Series 2009B
5.00%, 4/01/14 (Pre-refunded/ETM)	1,810	1,830,489
5.00%, 10/01/15	3,970	4,012,439
Series 2009G
5.00%, 10/01/19	2,695	3,134,177
Lake Ashton II CDD FL
Series 2006B
5.00%, 11/01/11 (a)(b)	6,810	2,247,300
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,455,865
5.625%, 10/01/25	2,550	2,786,181
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	360	365,422
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	11,765	9,977,426
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,186,629

	Principal Amount (000)	U.S. $ Value
Miami-Dade Cnty FL SD GO
NPFGC Series 1997
5.00%, 2/15/15	$2,455	$2,580,696
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	3,330	3,332,597
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	235	239,749
Series 2010A-2
6.125%, 5/01/35 (a)	525	520,931
Series 2010B
5.125%, 5/01/17 (a)	920	916,467
Series 4B
5.125%, 5/01/09 (a)(c)(d)	510	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	2,565	2,521,113
Reedy Creek FL ID GO
Series 2013A
5.00%, 6/01/21	1,820	2,096,786
Sarasota County FL Sch Brd COP
Series 2010B
5.00%, 7/01/18	2,350	2,692,348
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	2,050	2,325,049
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	3,895	4,318,386
Villages of Westport CDD FL
Series 2005A
5.125%, 5/01/15 (a)(b)(c)	865	302,750

		333,199,436

Georgia - 2.9%
Athens-Clarke Cnty GA
4.00%, 12/01/16	1,410	1,547,701
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,601,019
5.25%, 1/01/20	6,500	7,566,585
5.50%, 1/01/21	7,500	8,797,575
5.75%, 1/01/22-1/01/23	20,000	23,264,520
5.875%, 1/01/24	2,925	3,397,446
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	25,559,519
Georgia Mun Elec Auth
Series 2010B
5.00%, 1/01/16-1/01/20	43,950	49,702,170
AGM Series 2002A
5.25%, 1/01/14	4,230	4,230,000
NPFGC Series 1998A
5.25%, 1/01/14	3,625	3,625,000

	Principal Amount (000)	U.S. $ Value
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series 2007A
5.00%, 3/15/16-3/15/18	$16,860	$18,028,989

		156,320,524

Guam - 0.0%
Guam GO
Series 2009A
5.75%, 11/15/14	890	898,357

Hawaii - 0.5%
Honolulu HI Wstwtr Sys
Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,750,943
Series 2010A
5.00%, 7/01/24	16,500	18,196,695

		25,947,638

Illinois - 3.4%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	840	820,747
Chicago IL GO
Series 2004A
5.00%, 1/01/14 (Pre-refunded/ETM)	5,555	5,555,000
AGM Series 2004A
5.00%, 1/01/23	2,605	2,608,360
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	5,200	5,500,976
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,331,950
Chicago IL Wstwtr Trnsmn
NPFGC Series 2004B
5.25%, 1/01/15	4,225	4,424,716
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)(b)	5,078	1,472,620
Du Page Cnty IL GO
5.60%, 1/01/21	8,460	9,452,928
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	2,580	2,872,108
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NPFGC Series 1997B
Zero Coupon, 1/01/19 (e)	5,730	6,038,790
Illinois GO
5.00%, 7/01/19-7/01/20	12,055	13,346,585
Series 2006A
5.00%, 6/01/15	4,875	5,159,554
Series 2010
5.00%, 1/01/17-1/01/19	43,205	47,509,168
AGM
5.00%, 9/01/14 (Pre-refunded/ETM)	5,550	5,723,659
AMBAC
5.00%, 4/01/14-11/01/14	7,230	7,367,649

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2004B
5.00%, 3/01/14	$8,080	$8,138,822
NPFGC Series 2004B
5.00%, 3/01/14 (Pre-refunded/ETM)	5,000	5,037,000
Matteson IL GO
8.00%, 12/01/29 (f)	19,775	15,254,633
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/20-12/15/26	17,100	19,029,892
Regional Trnsp Auth IL Sales Tax
NPFGC Series 2006A
5.00%, 7/01/16	5,285	5,759,117
NPFGC-RE Series 1994C
7.75%, 6/01/20	1,005	1,182,604
NPFGC-RE Series 2001B
5.50%, 6/01/17	1,025	1,155,042
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE Series 2007A
5.00%, 1/01/14-1/01/16	8,780	9,277,472

		188,019,392

Indiana - 0.1%
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	6,515	6,985,774

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/14	2,765	2,860,088

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NPFGC Series 2007
5.00%, 9/01/16	5,000	5,575,300
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/14	2,745	2,766,246
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2012A
5.00%, 7/01/26	8,490	9,431,117

		17,772,663

Louisiana - 1.5%
Coves of The Highland CDD LA
5.60%, 11/01/13 (a)(b)(c)	4,025	0
Lafayette LA Util
5.00%, 11/01/21-11/01/22	7,720	8,829,711
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (a)(b)	9,814	3,827,460
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,920	22,706,490

	Principal Amount (000)	U.S. $ Value
Louisiana Citizens Ppty Ins Corp.
AMBAC Series 2006B
5.25%, 6/01/14	$1,770	$1,798,904
Louisiana GO
AGM Series 2006C
5.00%, 5/01/14	6,585	6,689,636
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	17,996,469
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/16-3/01/17	7,785	8,653,922
Series 2009
5.00%, 3/01/18	1,575	1,800,886
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,175,593
Orange Grove CDD LA
5.30%, 11/01/21 (a)(b)(c)	1,695	339,000
Terrebonne Parish LA Wtrwks
AMBAC Series 2003A
5.25%, 11/01/23	2,000	2,022,640

		80,840,711

Maryland - 0.1%
Anne Arundel Cnty MD GO
5.00%, 4/01/20	4,415	5,183,078

Massachusetts - 2.6%
Massachusetts GO
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	80,257,062
AGM Series 2006C
1.844%, 11/01/19 (e)	1,815	1,868,488
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008E-2
5.00%, 7/01/14-7/01/17	19,480	20,451,685
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1991N
6.25%, 4/01/20	2,820	3,543,753
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	12,494,568
Massachusetts Spl Obl (Massachusetts Gas Tax)
5.00%, 6/15/20	1,040	1,225,838
Massachusetts Wtr Poll Abatmnt
Series 1993B
5.25%, 8/01/14	20	20,072
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC Series 20052
5.00%, 11/01/18	18,795	20,139,782

		140,001,248

	Principal Amount (000)	U.S. $ Value
Michigan - 3.4%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/19-7/01/20	$20,980	$20,699,853
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009I
5.00%, 10/15/14-10/15/15	13,645	14,422,980
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	93,985	104,495,343
Series 2012B
5.00%, 7/01/22	10,105	11,003,739
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC Series 2002A
5.25%, 1/01/14	3,380	3,380,000
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	10,000	11,429,950
Series 2009
5.00%, 11/01/23	1,510	1,647,531
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,620,450
Wayne State Univ MI
Series 2009A
5.00%, 11/15/21-11/15/23	14,100	15,150,553

		187,850,399

Minnesota - 0.1%
Southern MN Muni Pwr Agy
AMBAC Series 2002A
5.25%, 1/01/16	6,820	7,445,189

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/14 (Pre-refunded/ETM)	1,955	2,040,140
Springfield MO Pub Util
5.00%, 12/01/18-12/01/19	7,290	8,360,020

		10,400,160

Nevada - 3.1%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	10,014,329
Clark Cnty NV Arpt PFC (McCarran Airport)
Series 2008A
5.00%, 7/01/14	2,055	2,100,765
5.25%, 7/01/17	16,695	18,929,292
Clark Cnty NV GO
AMBAC
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,177,876
5.00%, 11/01/16	16,010	17,900,621
AMBAC Series 1992A

	Principal Amount (000)	U.S. $ Value
6.50%, 6/01/17	$1,760	$2,064,374
Clark Cnty NV Motor Vehicle Fuel Tax
5.00%, 7/01/19	8,390	9,646,403
AMBAC
5.00%, 7/01/14-7/01/16	26,560	27,875,787
Clark Cnty NV SD GO
Series 2008A
5.00%, 6/15/21	5,000	5,523,250
Series 2013B
5.00%, 6/15/17	6,780	7,660,383
AGM Series 2005C
5.00%, 12/15/15 (Pre-refunded/ETM)	22,380	24,401,138
NPFGC-RE Series 2005A
5.00%, 6/15/17	27,880	29,882,342
5.25%, 6/15/14	5,505	5,630,459
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	4,852,851
Series 2009B
5.00%, 5/01/14	1,790	1,818,246

		169,478,116

New Hampshire - 0.1%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/22	6,510	7,020,449

New Jersey - 2.9%
Garden St Presv Trust NJ
AGM Series 2005A
5.80%, 11/01/15 (Pre-refunded/ETM)	2,325	2,555,501
New Jersey COP (New Jersey COP Equip Purchase)
Series 2008A
5.00%, 6/15/14	5,000	5,105,650
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2008W
5.00%, 3/01/15	2,325	2,450,922
New Jersey EDA (New Jersey Lease Trnsp Proj)
Series 2008A
5.00%, 5/01/15-5/01/16	55,310	59,812,989
New Jersey EDA (NYNJ Link LLC)
5.00%, 1/01/22	1,075	1,163,139
5.50%, 1/01/26-1/01/27	2,000	2,143,730
New Jersey EDA (Rutgers NJ St Univ)
5.00%, 6/15/25-6/15/26	4,500	5,042,105
New Jersey GO
Series 2013C
2.00%, 6/26/14	43,205	43,553,232
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/14	6,220	6,351,988

	Principal Amount (000)	U.S. $ Value
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
NPFGC Series 2004B
5.25%, 12/15/14	$14,605	$15,294,210
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	14,770	16,770,744

		160,244,210

New Mexico - 0.1%
New Mexico Severance Tax
Series 2010A
5.00%, 7/01/16	5,160	5,736,269

New York - 17.0%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/16-11/15/28	25,550	28,203,903
Series 2012E
5.00%, 11/15/24	6,055	6,630,286
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	60,526,434
Series 2012H
5.00%, 11/15/26	6,065	6,532,126
AGC Series 2003B
5.25%, 11/15/20	8,415	9,807,262
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	4,911,711
New York NY GO
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	1,490	1,571,414
5.00%, 3/01/17	865	910,006
Series 2007C
5.00%, 1/01/15-1/01/16	15,370	16,520,866
Series 2007D
5.00%, 2/01/15 (Pre-refunded/ETM)	6,025	6,333,781
5.00%, 2/01/15	2,775	2,917,080
Series 2007E
5.00%, 8/01/14-8/01/16	36,490	37,897,386
Series 2008B
5.00%, 9/01/15	10,000	10,764,200
Series 2008C
5.25%, 8/01/16	17,165	19,166,096
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	20,499,188
Series 2010B
5.00%, 8/01/16-8/01/19	23,020	26,292,954
Series 2012A
5.00%, 10/01/16	10,090	11,267,200
Series 2012B
5.00%, 8/01/16	18,615	20,666,373
Series 2013B
5.00%, 8/01/19	34,575	39,983,567
Series 2013I
5.00%, 8/01/19	7,260	8,395,682
Series 2013J

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/16-8/01/20	$19,535	$22,453,342
New York NY Trnsl Fin Auth
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	38,968,785
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	26,694,629
Series 2012A
5.00%, 8/01/25	12,345	13,812,080
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	62,654,168
Series 2012E
5.00%, 11/01/21-11/01/22	22,135	25,744,254
NPFGC Series 2003E
5.25%, 2/01/21-2/01/22	140	140,441
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008A
5.00%, 7/01/15-7/01/16	24,900	27,170,847
Series 2008B
5.00%, 7/01/15	8,870	9,484,957
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	27,761,485
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009G
5.00%, 3/15/19-3/15/21	13,865	15,889,227
Series 2011E
5.00%, 8/15/21	3,880	4,530,637
Series 2012A
5.00%, 12/15/22	20,745	24,065,652
Series 2012B
5.00%, 3/15/21-3/15/22	54,800	63,847,718
Series 2013A
5.00%, 2/15/20	4,635	5,401,722
New York St Dormitory Auth (New York Univ)
NPFGC Series 1998A
6.00%, 7/01/18	2,865	3,429,204
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	3,650	3,853,889
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	42,307,465
Series 2009
5.00%, 4/01/18	10,000	11,528,900
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,429,594
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	20,428,099
NPFGC-RE Series 2005B
5.00%, 4/01/16	44,040	47,509,031

	Principal Amount (000)	U.S. $ Value
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2013A
5.00%, 5/01/19	$3,055	$3,506,896
New York St UDC (New York St Pers Income Tax)
Series 2013C
5.00%, 3/15/16-3/15/26	71,295	79,809,440
Port Authority of NY & NJ
Series 20131
5.00%, 12/01/28	3,335	3,532,565

		928,752,542

North Carolina - 2.3%
North Carolina Eastern Mun Pwr Agy
Series 1988A
6.00%, 1/01/22 (Pre-refunded/ETM)	1,720	2,164,706
Series 2008A
5.00%, 1/01/14-1/01/15	9,510	9,709,905
Series 2009B
5.00%, 1/01/17	1,020	1,139,411
Series 2012B
5.00%, 1/01/21	13,215	14,922,907
North Carolina Infra Fin Corp. COP
AGM Series 2006A
5.00%, 2/01/15	10,000	10,505,300
North Carolina Mun Pwr Agy #1
Series 2008A
5.25%, 1/01/14-1/01/16	63,500	66,726,818
Series 2008C
5.25%, 1/01/14-1/01/17	18,155	19,299,250

		124,468,297

Ohio - 3.7%
Cincinnati OH Wtr
Series 2007A
5.00%, 12/01/15	5,780	6,293,784
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,357,696
5.25%, 1/01/20	2,315	2,565,020
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (a)	502	200,800
Columbus OH GO
Series 20131
5.00%, 7/01/16-7/01/20	9,165	10,499,574
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	103,800,761
Ohio GO
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	67,464,711
Univ of Cincinnati OH
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,829,529

	Principal Amount (000)	U.S. $ Value
Univ of Toledo OH
5.00%, 6/01/21	$2,610	$2,911,951

		204,923,826

Oklahoma - 0.1%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,680	4,039,389

Oregon - 0.6%
Oregon Dept of Admin Svc COP
Series 2009D
5.00%, 11/01/21-11/01/23	18,535	20,292,983
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,529,736
Portland OR Swr Sys
Series 2013A
5.00%, 8/01/22	8,685	10,131,574

		31,954,293

Pennsylvania - 4.9%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	1,585	1,769,526
Allegheny Cnty PA Hosp Dev Auth (Upmc Health Sys)
Series 2008B
5.00%, 6/15/18	8,200	8,333,824
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	120	120,640
Central Bucks PA SD GO
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,265,574
NPFGC-RE
5.00%, 5/15/16	2,955	3,249,023
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
Series 2012A
3.00%, 1/01/15	2,900	2,981,229
5.00%, 1/01/16-7/01/19	28,820	33,026,516
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
AGM Series 2006A
5.00%, 6/01/14	5,440	5,537,920
Pennsylvania Turnpike Comm
Series 2009B
5.00%, 6/01/15-6/01/20	54,525	60,825,620
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,910,746
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	31,149,263
5.25%, 6/15/22-6/15/23	20,485	21,926,296
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/16-6/15/19	$12,650	$14,139,806
Philadelphia PA GO
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,980,733
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.63%, 4/26/14 (g)	7,300	7,289,050
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	42,208,923
Series 2009
5.125%, 9/01/22	9,080	9,791,963
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,245	13,396,371

		269,903,023

Puerto Rico - 2.3%
Puerto Rico Elec Pwr Auth
Series 2010DDD
5.00%, 7/01/21	23,895	18,162,112
Series 2010ZZ
5.00%, 7/01/17	5,835	5,061,512
5.25%, 7/01/18	2,205	1,846,996
Puerto Rico GO
Series 2012A
5.00%, 7/01/20	1,070	844,958
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.75%, 7/01/17	3,085	2,704,403
AMBAC Series 2003H
5.50%, 7/01/16	5,415	5,265,979
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.375%, 8/01/19 (Pre-refunded/ETM)	10,315	12,461,345
5.375%, 8/01/20	39,685	38,921,064
5.50%, 8/01/21-8/01/23	41,040	39,103,733

		124,372,102

Rhode Island - 0.4%
Rhode Island Depositors Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,359,674
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,781,070
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,795,410
Rhode Island Higher Ed Svgs Tr (Rhode Island Dot Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	9,006,333

		23,942,487

South Carolina - 0.3%
Greenville Cnty SD SC Lease
5.00%, 12/01/14-12/01/15	11,850	12,592,206
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/23-12/01/25	$2,315	$2,430,992

		15,023,198

Tennessee - 0.0%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,297,863

Texas - 7.8%
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,188,610
Brownsville TX Indep Sch Dist
Series 2013A
5.00%, 2/15/19	4,000	4,676,240
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/21	60,045	62,996,628
Clear Creek TX ISD GO
Series 2004A
5.00%, 2/15/16	1,280	1,402,547
Conroe TX ISD GO
Series 2005A
5.00%, 2/15/16	6,260	6,587,711
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/14-11/01/15	8,915	9,538,386
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	18,802,467
Dallas TX ISD GO
5.00%, 2/15/22	5,165	6,001,937
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,255,506
Harris Cnty TX Fld Ctl Dist GO
Series 2004A
5.25%, 10/01/14 (Pre-refunded/ETM)	7,175	7,441,336
Harris Cnty TX GO
5.25%, 10/01/14 (Pre-refunded/ETM)	14,000	14,526,664
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	19,999,024
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21	2,090	2,330,162
Lower Colorado River Auth TX
Series 2010B
5.00%, 5/15/22	15,455	17,108,994
AGM Series 1999A
5.875%, 5/15/16	2,325	2,333,696
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/24	5,000	5,599,200
5.25%, 9/01/25-9/01/26	35,940	40,323,341
Retama TX Dev Corp.
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,154,171
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,383,936
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc. (The))
5.25%, 8/01/15	1,880	1,985,017

	Principal Amount (000)	U.S. $ Value
San Antonio TX Elec & Gas
5.00%, 2/01/21	$5,040	$5,634,317
Series 2009D
5.00%, 2/01/20	47,315	54,618,543
San Antonio TX Wtr
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	23,791,116
Series 2013E
5.00%, 5/15/25	3,000	3,405,030
Spring TX ISD GO
5.00%, 8/15/20-8/15/21	8,365	9,788,041
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,188,339
Texas A & M Univ
Series 2009D
5.00%, 5/15/18	2,000	2,330,700
Texas GO
5.00%, 10/01/22-10/01/25	47,335	54,697,409
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,133,600
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	16,035,932
Series 2007
5.00%, 4/01/24	8,380	9,311,353
Univ of Texas
Series 2007D
5.00%, 8/15/14	5,850	6,024,447

		424,594,400

Washington - 6.7%
Central Puget Sound WA RTA
AMBAC Series 2005A
5.00%, 5/01/15 (Pre-refunded/ETM)	1,015	1,078,742
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,483,853
Series 2011B
5.00%, 7/01/21	5,000	5,591,350
5.25%, 7/01/22	3,670	4,128,310
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,568,699
Energy Northwest WA (Bonneville Power Admin)
Series 2006A
5.00%, 7/01/14	7,380	7,556,456
Series 2007A
5.00%, 7/01/16	5,450	6,058,656
Series 2007C
5.00%, 7/01/14-7/01/17	18,475	19,225,333
Series 2012A
5.00%, 7/01/18-7/01/21	92,585	108,105,719
AMBAC Series 2005A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18	$5,040	$5,359,838
Grant Cnty WA PUD #2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,661,441
King Cnty WA Swr
Series 2011B
5.00%, 1/01/23	4,415	4,973,718
Port of Seattle WA
5.00%, 6/01/22	1,995	2,213,532
Series 2010C
5.00%, 2/01/17	2,590	2,869,150
Tacoma WA Elec Sys
5.00%, 1/01/15 (Pre-refunded/ETM)	4,450	4,658,972
AGM
5.00%, 1/01/15	16,495	17,276,038
Washington Fed Hwy Grant
5.00%, 9/01/19-9/01/23	42,720	48,597,479
Washington St GO
5.00%, 7/01/23	13,715	15,802,834
Series 2007C
5.00%, 7/01/14	27,730	28,393,024
Series 2010R
5.00%, 7/01/20	6,370	7,481,820
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	26,091,115
AGM
5.00%, 7/01/15	5,405	5,784,377
AGM Series 2007A
5.00%, 7/01/14	6,260	6,409,677
AMBAC
5.00%, 1/01/14	8,645	8,645,000
AMBAC Series 2007C
5.00%, 1/01/16	7,770	8,476,060

		365,491,193

Wisconsin - 0.5%
Wisconsin GO
Series 20141
5.00%, 5/01/16	3,030	3,324,970
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
AGM Series 2005A
5.25%, 7/01/14-7/01/16	12,610	13,824,193
NPFGC-RE Series 2007I
5.00%, 7/01/16-7/01/17	8,885	9,926,730

		27,075,893

Total Long-Term Municipal Bonds (cost $4,792,431,768)		4,900,236,798

Short-Term Municipal Notes - 1.7%
Mississippi - 1.1%
Jackson Cnty MS PCR (Chevron Corp.)
0.02%, 6/01/23 (h)	24,130	24,130,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2010L

	Principal Amount (000)	U.S. $ Value
0.02%, 11/01/35 (h)	$36,220	$36,220,000

		60,350,000

Texas - 0.6%
Gulf Coast TX IDA (Exxonmobil)
0.01%, 11/01/41 (h)	12,960	12,960,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.01%, 11/01/38 (h)	16,850	16,850,000

		29,810,000

Total Short-Term Municipal Notes (cost $90,160,000)		90,160,000

Total Municipal Obligations (cost $4,882,591,768)		4,990,396,798

CORPORATES - INVESTMENT GRADES - 5.9%
Financial Institutions - 3.8%
Banking - 3.2%
Bank of America Corp.
1.50%, 10/09/15	33,318	33,653,479
4.50%, 4/01/15	18,940	19,814,573
7.375%, 5/15/14	6,380	6,538,785
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	1,571	1,640,943
Capital One Financial Corp.
2.125%, 7/15/14	12,993	13,095,983
Citigroup, Inc.
2.25%, 8/07/15	14,360	14,658,372
2.65%, 3/02/15	8,048	8,211,230
4.587%, 12/15/15	14,497	15,491,697
6.01%, 1/15/15	15,000	15,795,645
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	5,430	5,438,237
6.00%, 5/01/14	1,113	1,132,875
JPMorgan Chase & Co.
1.875%, 3/20/15	1,875	1,900,346
2.05%, 1/24/14	8,878	8,878,000
Morgan Stanley Note
5.375%, 10/15/15	25,375	27,292,614

		173,542,779

Finance - 0.6%
General Electric Capital Corp.
2.15%, 1/09/15	27,608	28,113,640
5.90%, 5/13/14	1,692	1,726,226

		29,839,866

		203,382,645

Industrial - 2.1%
Capital Goods - 0.2%
Caterpillar, Inc.
0.95%, 6/26/15	13,617	13,700,458

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.8%
Verizon Communications, Inc.
1.95%, 3/28/14	$20,918	$20,994,832
2.50%, 9/15/16	21,530	22,262,795

		43,257,627

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	12,630	13,594,515

Consumer Non-Cyclical - 0.1%
Actavis, Inc.
1.875%, 10/01/17	2,807	2,777,726

Technology - 0.8%
Hewlett-Packard Co.
6.125%, 3/01/14	23,359	23,556,827
1.55%, 5/30/14	3,543	3,555,918
International Business Machines Corp.
0.55%, 2/06/15	14,866	14,888,017

		42,000,762

		115,331,088

Utility - 0.0%
Electric - 0.0%
Exelon Generation Co. LLC
5.35%, 1/15/14	1,280	1,282,024

Total Corporates - Investment Grades (cost $317,079,310)		319,995,757

SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit
0.01%, 1/02/14 (cost $83,545,763)	83,546	83,545,763
Total Investments - 98.8% (cost $5,283,216,841) (i)		5,393,938,318
Other assets less liabilities - 1.2%		68,158,355

Net Assets - 100.0%		$5,462,096,673

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Variable rate coupon, rate shown as of December 31, 2013.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.

(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $185,511,058 and gross unrealized depreciation of investments was $(74,789,581), resulting in net unrealized appreciation of $110,721,477.

As of December 31, 2013, the Fund held 12.5% of net assets in insured bonds (of this amount 9.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
UDC	-	Urban Development Corporation
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$4,861,056,725		$39,180,073	^	$4,900,236,798
Short-Term Municipal Notes		– 0	–	90,160,000		– 0	–	90,160,000
Corporates - Investment Grades		– 0	–	319,995,757		– 0	–	319,995,757
Short-Term Investments		– 0	–	83,545,763		– 0	–	83,545,763

Total Investments in Securities		– 0	–	5,354,758,245		39,180,073		5,393,938,318
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$5,354,758,245		$39,180,073		$5,393,938,318

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/13	$68,088,102	$68,088,102
Accrued discounts/(premiums)	5,013	5,013
Realized gain (loss)	(1,496,286)	(1,496,286)
Change in unrealized appreciation/depreciation	1,656,847	1,656,847

Purchases	– 0	–	– 0	–
Sales	(6,243,338)		(6,243,338)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(22,830,265)		(22,830,265)

Balance as of 12/31/13	$39,180,073		$39,180,073	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$1,204,677		$1,204,677

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.2%
Financials - 12.6%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. (a)	21,350	$4,630,388
China Cinda Asset Management Co., Ltd.-Class H (a)	51,000	31,701
Daiwa Securities Group, Inc.	24,000	240,373
Deutsche Bank AG (REG)	33,580	1,613,230
E*Trade Financial Corp. (a)	17,530	344,289
Lazard Ltd.-Class A	7,043	319,189
Macquarie Group Ltd.	32,325	1,586,576
Stifel Financial Corp. (a)	5,170	247,746
UBS AG (a)	128,801	2,466,197

		11,479,689

Commercial Banks - 2.7%
Associated Banc-Corp	13,060	227,244
Banco do Brasil SA	113,200	1,173,079
Bangkok Bank PCL (NVDR)	37,500	204,265
Bank Hapoalim BM	88,220	494,305
Bank Mandiri Persero Tbk PT	349,000	225,877
Barclays PLC	196,287	887,587
CapitalSource, Inc.	16,310	234,375
China Construction Bank Corp.-Class H	950,000	719,255
China Merchants Bank Co., Ltd.-Class H	109,000	233,103
CIT Group, Inc.	134,500	7,011,485
Comerica, Inc.	6,860	326,124
Credicorp Ltd.	2,240	297,315
DGB Financial Group, Inc. (a)	14,800	231,863
First Niagara Financial Group, Inc.	30,000	318,600
First Republic Bank/CA	5,070	265,414
Grupo Financiero Banorte SAB de CV-Class O	61,674	431,456
Grupo Financiero Santander Mexico SAB de CV (ADR)-Class B	14,020	191,233
Hang Seng Bank Ltd.	69,300	1,126,435
HDFC Bank Ltd. (ADR)	9,400	323,736
HSBC Holdings PLC	166,434	1,826,471
Huntington Bancshares, Inc./OH	34,560	333,504
Iberiabank Corp.	3,600	226,260
ICICI Bank Ltd.	5,820	103,984
ICICI Bank Ltd. (ADR)	2,410	89,580
Industrial & Commercial Bank of China Ltd.-Class H	1,149,000	779,149
Itausa - Investimentos Itau SA (Preference Shares)	73,930	279,301
Kasikornbank PCL (NVDR)	49,600	237,090
KB Financial Group, Inc. (a)	5,310	214,629
KBC Groep NV	16,920	961,995
Komercni Banka AS	1,020	227,511
Lloyds Banking Group PLC (a)	1,283,920	1,684,742
Mitsubishi UFJ Financial Group, Inc.	260,500	1,729,562
National Australia Bank Ltd.	44,020	1,373,954
Popular, Inc. (a)	9,820	282,129
Resona Holdings, Inc.	107,900	550,556
Sberbank of Russia (Sponsored ADR)	89,494	1,124,940
Seven Bank Ltd.	65,900	257,739
Shinhan Financial Group Co., Ltd. (a)	2,780	124,808

Company	Shares	U.S. $ Value
Signature Bank/New York NY (a)	2,440	$262,105
Societe Generale SA	31,933	1,856,918
Sumitomo Mitsui Financial Group, Inc.	16,100	837,254
Susquehanna Bancshares, Inc.	16,880	216,739
SVB Financial Group (a)	2,650	277,879
UniCredit SpA	183,740	1,355,385
Webster Financial Corp.	6,840	213,271
Wells Fargo & Co.	317,100	14,396,340
Westpac Banking Corp.	7,530	218,285
Zions Bancorporation	11,900	356,524

		47,321,355

Consumer Finance - 1.0%
American Express Co. (b)	106,300	9,644,599
Capital One Financial Corp.	96,000	7,354,560

		16,999,159

Diversified Financial Services - 2.9%
Bank of America Corp.	813,100	12,659,967
Berkshire Hathaway, Inc.-Class B (a)	46,100	5,465,616
Citigroup, Inc.	253,300	13,199,463
IG Group Holdings PLC	93,265	952,822
IntercontinentalExchange Group, Inc.	52,500	11,808,300
JPMorgan Chase & Co. (b)	108,800	6,362,624
ORIX Corp.	80,500	1,414,535

		51,863,327

Insurance - 4.2%
Admiral Group PLC	147,590	3,208,190
AIA Group Ltd.	452,200	2,276,143
American Financial Group, Inc./OH	6,110	352,669
American International Group, Inc.	243,500	12,430,675
Aon PLC	88,000	7,382,320
Aspen Insurance Holdings Ltd.	8,410	347,417
Assurant, Inc.	42,400	2,814,088
BB Seguridade Participacoes SA	51,200	531,694
Chubb Corp. (The)	60,200	5,817,126
Everest Re Group Ltd.	43,400	6,764,758
Genworth Financial, Inc.-Class A (a)	388,800	6,038,064
Gjensidige Forsikring ASA	39,960	764,267
Insurance Australia Group Ltd.	309,980	1,613,953
Lancashire Holdings Ltd.	86,648	1,164,805
Lincoln National Corp.	188,000	9,704,560
Muenchener Rueckversicherungs AG	5,140	1,133,729
PartnerRe Ltd.	65,720	6,928,860
Prudential PLC	111,250	2,485,769
Reinsurance Group of America, Inc.-Class A	2,940	227,585
Suncorp Group Ltd.	36,951	433,725
Topdanmark A/S (a)	40,480	1,066,779
Tryg A/S	7,910	764,895
Unum Group	8,400	294,672
Validus Holdings Ltd.	7,630	307,413

		74,854,156

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	88,200	7,040,124
BioMed Realty Trust, Inc.	9,400	170,328

Company	Shares	U.S. $ Value
Camden Property Trust	3,060	$174,053
DDR Corp.	12,580	193,355
DiamondRock Hospitality Co.	23,440	270,732
GLP J-Reit	667	651,479
LTC Properties, Inc.	6,640	234,989
Medical Properties Trust, Inc.	17,690	216,172
Mid-America Apartment Communities, Inc.	3,760	228,382
Parkway Properties, Inc./MD	14,750	284,527
STAG Industrial, Inc.	6,810	138,856

		9,602,997

Real Estate Management & Development - 0.7%
Aeon Mall Co., Ltd.	26,500	742,354
BR Malls Participacoes SA	14,600	105,303
China Overseas Land & Investment Ltd.	86,000	242,747
CIFI Holdings Group Co., Ltd.	102,000	21,648
Country Garden Holdings Co., Ltd.	1,866,000	1,128,748
Daito Trust Construction Co., Ltd.	14,900	1,392,971
Evergrande Real Estate Group Ltd.	601,000	229,464
Global Logistic Properties Ltd.	1,582,000	3,629,006
Greentown China Holdings Ltd.	20,000	30,667
Hang Lung Group Ltd.	42,000	213,281
Hang Lung Properties Ltd.	571,000	1,817,394
KWG Property Holding Ltd.	380,500	212,572
Lend Lease Group	88,820	886,398
LPN Development PCL	81,700	38,538
Mitsubishi Estate Co., Ltd.	55,000	1,645,932
Pruksa Real Estate PCL	138,000	76,433
Shimao Property Holdings Ltd.	58,000	133,252
Supalai PCL	80,200	35,634

		12,582,342

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	1,600	38,496

		224,741,521

Consumer Discretionary - 11.7%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin-Class B	14,424	1,534,722
Dana Holding Corp.	13,530	265,459
GKN PLC	170,390	1,055,860
Hyundai Mobis (a)	1,100	306,244
Lear Corp.	4,380	354,649
Nokian Renkaat Oyj	6,839	327,960
Tenneco, Inc. (a)	5,710	323,015
TRW Automotive Holdings Corp. (a)	4,020	299,048
Valeo SA	20,540	2,276,270
Xingda International Holdings Ltd.	81,000	48,574

		6,791,801

Automobiles - 1.4%
Ford Motor Co.	581,600	8,974,088
General Motors Co. (a)	116,800	4,773,616
Honda Motor Co., Ltd.	31,400	1,296,101
Hyundai Motor Co. (a)	2,030	455,668
Hyundai Motor Co. (Preference Shares) (a)	9,530	1,130,432

Company	Shares	U.S. $ Value
Kia Motors Corp. (a)	7,650	$407,374
Mazda Motor Corp. (a)	190,000	984,592
Nissan Motor Co., Ltd.	128,400	1,075,992
Tata Motors Ltd. (Sponsored ADR)	12,400	381,920
Tata Motors Ltd.-Class A	9,940	30,933
Thor Industries, Inc.	5,390	297,690
Toyota Motor Corp.	67,600	4,121,914
Volkswagen AG (Preference Shares)	7,120	2,003,700

		25,934,020

Distributors - 0.0%
Dah Chong Hong Holdings Ltd.	78,000	58,478
LKQ Corp. (a)	13,410	441,189

		499,667

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	189,600	1,640,240
Grand Canyon Education, Inc. (a)	7,340	320,024
Kroton Educacional SA	78,600	1,307,973

		3,268,237

Hotels, Restaurants & Leisure - 1.5%
Ajisen China Holdings Ltd.	126,000	130,553
Chipotle Mexican Grill, Inc.-Class A (a)	8,900	4,741,742
DineEquity, Inc.	2,390	199,685
Ladbrokes PLC	152,189	452,275
McDonald’s Corp.	35,400	3,434,862
Melco Crown Entertainment Ltd. (ADR) (a)	36,450	1,429,569
Melco International Development Ltd.	136,000	502,552
Merlin Entertainments PLC (a)	88,344	522,998
MGM China Holdings Ltd.	37,600	161,166
Norwegian Cruise Line Holdings Ltd. (a)	8,808	312,420
Sodexo	34,160	3,464,094
Starbucks Corp.	101,300	7,940,907
Tatts Group Ltd.	196,520	544,840
Whitbread PLC	18,455	1,148,535
William Hill PLC	115,400	769,295
Yum! Brands, Inc.	3,900	294,879

		26,050,372

Household Durables - 0.4%
Even Construtora e Incorporadora SA	49,600	170,734
Meritage Homes Corp. (a)	5,950	285,541
NVR, Inc. (a)	243	249,320
PulteGroup, Inc.	304,120	6,194,924
Rossi Residencial SA (a)	44,400	38,468

		6,938,987

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	20,100	8,015,679
HomeAway, Inc. (a)	8,421	344,251
priceline.com, Inc. (a)	7,600	8,834,240
Shutterfly, Inc. (a)	5,854	298,144

		17,492,314

Company	Shares	U.S. $ Value
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	66,300	$3,647,163
Polaris Industries, Inc.	27,950	4,070,638

		7,717,801

Media - 3.5%
British Sky Broadcasting Group PLC	52,210	729,698
CBS Corp.-Class B	150,500	9,592,870
Cineplex, Inc.	6,580	272,925
Comcast Corp.-Class A	156,200	8,116,933
Gannett Co., Inc.	186,890	5,528,206
Liberty Global PLC-Series C (a)	21,020	1,772,406
Liberty Media Corp. (a)	33,200	4,862,140
Naspers Ltd.-Class N	3,094	323,863
National CineMedia, Inc.	11,650	232,534
Reed Elsevier PLC	79,460	1,185,035
Regal Entertainment Group-Class A	168,460	3,276,547
SKY Perfect JSAT Holdings, Inc.	61,600	333,409
Thomson Reuters Corp.	30,310	1,146,202
Time Warner, Inc.	119,000	8,296,680
Viacom, Inc.-Class B	101,000	8,821,340
Walt Disney Co. (The) (b)	86,800	6,631,520
Wolters Kluwer NV	46,640	1,331,775

		62,454,083

Multiline Retail - 0.4%
Canadian Tire Corp., Ltd.-Class A	3,730	349,351
El Puerto de Liverpool SAB de CV	9,810	112,627
Macy’s, Inc.	113,300	6,050,220
Myer Holdings Ltd.	113,920	280,619
Next PLC	10,600	958,150
SACI Falabella	15,470	138,964

		7,889,931

Specialty Retail - 1.7%
Belle International Holdings Ltd.	451,000	523,954
Cabela’s, Inc. (a)	4,120	274,639
CarMax, Inc. (a)	4,100	192,782
Children’s Place Retail Stores, Inc. (The) (a)	5,200	296,244
Chow Tai Fook Jewellery Group Ltd.	142,947	213,599
Dick’s Sporting Goods, Inc.	5,805	337,271
Fielmann AG	3,130	366,540
Five Below, Inc. (a)	6,034	260,669
GameStop Corp.-Class A	3,280	161,573
Home Depot, Inc. (The)	140,400	11,560,536
Lumber Liquidators Holdings, Inc. (a)	3,350	344,682
Men’s Wearhouse, Inc. (The)	5,730	292,688
Office Depot, Inc. (a)	58,730	310,682
Restoration Hardware Holdings, Inc. (a)	3,387	227,945
Sanrio Co., Ltd.	8,400	353,701
Shimamura Co., Ltd.	5,400	506,177
Sports Direct International PLC (a)	120,475	1,430,193
TJX Cos., Inc.	182,100	11,605,233
Tractor Supply Co.	4,520	350,662
Yamada Denki Co., Ltd.	399,600	1,307,082

Company	Shares	U.S. $ Value
Zhongsheng Group Holdings Ltd.	159,000	$219,136

		31,135,988

Textiles, Apparel & Luxury Goods - 0.8%
Alpargatas SA (Preference Shares)	18,190	114,109
Cie Financiere Richemont SA	22,140	2,211,728
Cie Financiere Richemont SA (Johannesburg)	51,349	512,947
Daphne International Holdings Ltd.	112,000	50,495
Hugo Boss AG	3,710	528,401
Jones Group, Inc. (The)	16,580	248,037
Li & Fung Ltd.	1,212,000	1,569,783
LVMH Moet Hennessy Louis Vuitton SA	4,370	798,372
NIKE, Inc.-Class B	82,065	6,453,592
Samsonite International SA	275,600	837,022
Shenzhou International Group Holdings Ltd.	51,000	193,102
Under Armour, Inc.-Class A (a)	3,620	316,026
Yue Yuen Industrial Holdings Ltd.	56,500	188,920

		14,022,534

		210,195,735

Information Technology - 8.6%
Communications Equipment - 0.0%
BYD Electronic International Co., Ltd. (a)	232,000	135,373
Ciena Corp. (a)	8,090	193,594
Harris Corp.	4,090	285,523

		614,490

Computers & Peripherals - 2.0%
Apple, Inc.	36,900	20,704,959
Catcher Technology Co., Ltd.	183,000	1,191,641
Hewlett-Packard Co. (b)	470,700	13,170,186
Inventec Corp.	313,000	277,163
Lite-On Technology Corp.	85,423	137,280

		35,481,229

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.-Class A	35,558	3,171,062
Anixter International, Inc.	2,310	207,530
Arrow Electronics, Inc. (a)	6,300	341,775
Avnet, Inc.	8,120	358,173
CDW Corp./DE	9,350	218,416
Flextronics International Ltd. (a)	14,000	108,780
Innolux Corp. (a)	137,000	52,347
Insight Enterprises, Inc. (a)	6,930	157,380
Jabil Circuit, Inc.	11,310	197,246
Ju Teng International Holdings Ltd.	152,000	100,560
LG Display Co., Ltd. (a)	22,210	536,335
LG Display Co., Ltd. (ADR)	70,070	850,650
TTM Technologies, Inc. (a)	20,690	177,520
Vishay Intertechnology, Inc. (a)	25,300	335,478

		6,813,252

Internet Software & Services - 1.5%
Baidu, Inc. (Sponsored ADR) (a)	620	110,286

Company	Shares	U.S. $ Value
CoStar Group, Inc. (a)	2,225	$410,691
Criteo SA (Sponsored ADR) (a)	2,602	88,988
eBay, Inc. (a)	101,200	5,554,868
Google, Inc.-Class A (a)	13,700	15,353,727
LinkedIn Corp.-Class A (a)	18,400	3,989,672
Pandora Media, Inc. (a)	10,290	273,714
Telecity Group PLC	135,794	1,633,571
Yelp, Inc. (a)	3,642	251,116
Zillow, Inc. (a)	2,200	179,806

		27,846,439

IT Services - 2.8%
Amadeus IT Holding SA-Class A	25,750	1,103,009
Amdocs Ltd.	210,060	8,662,874
Cognizant Technology Solutions Corp.-Class A (a)	121,600	12,279,168
Convergys Corp.	13,730	289,016
Fidelity National Information Services, Inc.	142,200	7,633,296
Fujitsu Ltd. (a)	215,000	1,114,275
Genpact Ltd. (a)	7,960	146,225
HCL Technologies Ltd.	14,730	301,728
International Business Machines Corp.	32,100	6,020,997
MAXIMUS, Inc.	4,950	217,750
Obic Co., Ltd.	22,800	673,686
Otsuka Corp.	5,500	702,648
Visa, Inc.-Class A	46,850	10,432,558

		49,577,230

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Semiconductor Engineering, Inc.	379,000	354,059
Advanced Semiconductor Engineering, Inc. (ADR)	27,205	130,584
Cavium, Inc. (a)	5,300	182,903
Entegris, Inc. (a)	23,520	272,832
King Yuan Electronics Co., Ltd.	211,000	145,240
Kinsus Interconnect Technology Corp.	40,000	133,003
Lam Research Corp. (a)	5,550	302,197
Micron Technology, Inc. (a)	6,190	134,694
MKS Instruments, Inc.	5,580	167,065
Samsung Electronics Co., Ltd. (GDR) (c)	5,130	2,486,314
Samsung Electronics Co., Ltd. (GDR) (London) (c)	1,640	1,073,120
Samsung Electronics Co., Ltd. (Preference Shares)	90	86,554
SK Hynix, Inc. (a)	13,860	484,789
Sumco Corp.	70,800	624,591
Taiwan Semiconductor Manufacturing Co., Ltd.	252,000	889,801
Teradyne, Inc. (a)	10,990	193,644
Tokyo Electron Ltd.	12,400	683,274

		8,344,664

Software - 1.4%
ANSYS, Inc. (a)	110,650	9,648,680
Aspen Technology, Inc. (a)	5,450	227,810
Concur Technologies, Inc. (a)	2,900	299,222
Dassault Systemes	1,750	217,226

Company	Shares	U.S. $ Value
Electronic Arts, Inc. (a)	280,050	$6,424,347
FireEye, Inc. (a)	2,093	91,276
Guidewire Software, Inc. (a)	6,451	316,551
Infoblox, Inc. (a)	6,410	211,658
Informatica Corp. (a)	4,480	185,920
Microsoft Corp.	141,800	5,307,574
NetSuite, Inc. (a)	1,730	178,225
Oracle Corp. Japan	11,300	413,064
Playtech PLC	19,020	232,367
SAP AG	7,177	622,400
ServiceNow, Inc. (a)	6,108	342,109
Tableau Software, Inc.-Class A (a)	4,520	311,564
Ultimate Software Group, Inc. (The) (a)	1,964	300,924

		25,330,917

		154,008,221

Industrials - 7.1%
Aerospace & Defense - 1.7%
BAE Systems PLC	100,930	728,189
Boeing Co. (The)	68,000	9,281,320
European Aeronautic Defence and Space Co. NV	33,860	2,599,438
Hexcel Corp. (a)	9,140	408,467
MTU Aero Engines AG	13,930	1,368,913
Precision Castparts Corp.	31,500	8,482,950
QinetiQ Group PLC	75,900	273,014
Raytheon Co.	59,200	5,369,440
Safran SA	15,100	1,049,879
Thales SA	7,630	491,704
TransDigm Group, Inc.	1,612	259,564
Zodiac Aerospace	4,230	749,598

		31,062,476

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	5,460	241,605
FedEx Corp.	32,800	4,715,656

		4,957,261

Airlines - 0.1%
Qantas Airways Ltd. (a)	632,590	620,517
Turk Hava Yollari	79,465	238,243

		858,760

Commercial Services & Supplies - 0.2%
Aggreko PLC	7,771	220,390
Babcock International Group PLC	64,570	1,450,890
Edenred	44,835	1,501,184
Steelcase, Inc.-Class A	12,630	200,312

		3,372,776

Construction & Engineering - 0.0%
Granite Construction, Inc.	6,060	211,979
Tutor Perini Corp. (a)	13,530	355,839

		567,818

Company	Shares	U.S. $ Value
Electrical Equipment - 0.4%
AMETEK, Inc.	5,784	$304,643
Eaton Corp. PLC	69,200	5,267,504
General Cable Corp.	7,410	217,928
Sumitomo Electric Industries Ltd.	92,800	1,551,248

		7,341,323

Industrial Conglomerates - 0.9%
Alliance Global Group, Inc.	523,500	305,532
Bidvest Group Ltd.	7,780	199,310
Carlisle Cos., Inc.	4,180	331,892
Danaher Corp. (b)	178,800	13,803,360
Hutchison Whampoa Ltd.	77,000	1,050,179
SM Investments Corp.	4,463	71,706
Toshiba Corp.	227,000	955,627

		16,717,606

Industrial Warehouse Distribution - 0.0%
China Conch Venture Holdings Ltd. (a)	19,600	53,586

Machinery - 1.2%
Actuant Corp.-Class A	7,180	263,075
Chart Industries, Inc. (a)	2,835	271,139
IDEX Corp.	5,210	384,758
Illinois Tool Works, Inc.	116,900	9,828,952
Joy Global, Inc.	2,140	125,169
Kennametal, Inc.	5,470	284,823
Komatsu Ltd.	46,900	962,917
Lincoln Electric Holdings, Inc.	4,530	323,170
Middleby Corp. (The) (a)	1,310	314,361
Parker Hannifin Corp.	66,400	8,541,696
Terex Corp.	9,010	378,330
Valmont Industries, Inc.	2,360	351,923

		22,030,313

Marine - 0.1%
Kirby Corp. (a)	4,180	414,865
Nippon Yusen KK	512,000	1,637,083

		2,051,948

Professional Services - 0.9%
51job, Inc. (ADR) (a)	1,629	126,899
Bureau Veritas SA	97,692	2,852,091
Capita PLC	153,853	2,648,303
Intertek Group PLC	69,905	3,648,435
Robert Half International, Inc.	7,230	303,588
SGS SA	908	2,090,445
Verisk Analytics, Inc.-Class A (a)	52,000	3,417,440
WageWorks, Inc. (a)	5,654	336,074

		15,423,275

Road & Rail - 0.8%
Central Japan Railway Co.	1,600	188,563
Con-way, Inc.	6,880	273,205
East Japan Railway Co.	3,300	262,870
Genesee & Wyoming, Inc.-Class A (a)	3,214	308,705

Company	Shares	U.S. $ Value
Globaltrans Investment PLC (Sponsored GDR) (c)	10,908	$173,437
Localiza Rent a Car SA	15,180	214,132
Nippon Express Co., Ltd.	100,000	484,061
Ryder System, Inc.	3,700	272,986
Union Pacific Corp. (b)	65,950	11,079,600

		13,257,559

Trading Companies & Distributors - 0.5%
Aircastle Ltd.	8,560	164,010
Mitsubishi Corp.	52,200	1,002,131
United Rentals, Inc. (a)	5,530	431,063
WW Grainger, Inc.	27,700	7,075,134

		8,672,338

Transportation Infrastructure - 0.0%
Jiangsu Expressway Co., Ltd.-Class H	190,000	234,244
Sydney Airport	31,770	107,975

		342,219

		126,709,258

Health Care - 6.6%
Biotechnology - 1.6%
Actelion Ltd. (a)	25,650	2,175,653
Aegerion Pharmaceuticals, Inc. (a)	920	65,283
Biogen Idec, Inc. (a)	36,100	10,098,975
BioMarin Pharmaceutical, Inc. (a)	2,700	189,729
Celgene Corp. (a)	28,700	4,849,152
Cubist Pharmaceuticals, Inc. (a)	3,245	223,483
Gilead Sciences, Inc. (a)	108,600	8,161,290
Isis Pharmaceuticals, Inc. (a)	1,326	52,828
NPS Pharmaceuticals, Inc. (a)	4,450	135,102
Pharmacyclics, Inc. (a)	1,110	117,416
Quintiles Transnational Holdings, Inc. (a)	4,621	214,137
Vertex Pharmaceuticals, Inc. (a)	32,700	2,429,610

		28,712,658

Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	4,230	241,744
Becton Dickinson and Co.	62,000	6,850,380
HeartWare International, Inc. (a)	2,610	245,236
Medtronic, Inc.	146,600	8,413,374
Sirona Dental Systems, Inc. (a)	3,080	216,216

		15,966,950

Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)	6,914	327,240
Envision Healthcare Holdings, Inc. (a)	6,192	219,940
Health Net, Inc./CA (a)	66,740	1,980,176
LifePoint Hospitals, Inc. (a)	5,820	307,529
Mednax, Inc. (a)	5,040	269,035
Molina Healthcare, Inc. (a)	5,550	192,862

Company	Shares	U.S. $ Value
Patterson Cos., Inc.	90,100	$3,712,120
Premier, Inc.-Class A (a)	4,002	147,114
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	142,900	349,837
Sonic Healthcare Ltd.	29,190	433,193
Suzuken Co., Ltd./Aichi Japan	13,900	450,262
Universal Health Services, Inc.-Class B	2,190	177,959
WellCare Health Plans, Inc. (a)	2,452	172,670

		8,739,937

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	10,500	2,841,934
ICON PLC (a)	6,405	258,826

		3,100,760

Pharmaceuticals - 3.4%
Akorn, Inc. (a)	9,412	231,818
Allergan, Inc./United States	91,800	10,197,144
Astellas Pharma, Inc.	19,200	1,138,307
AstraZeneca PLC	6,730	399,270
Daiichi Sankyo Co., Ltd.	88,600	1,620,047
GlaxoSmithKline PLC	136,120	3,636,782
Glenmark Pharmaceuticals Ltd.	12,080	104,238
Jazz Pharmaceuticals PLC (a)	3,150	398,664
Johnson & Johnson	133,000	12,181,470
Merck & Co., Inc.	60,500	3,028,025
Novartis AG	40,120	3,215,590
Pfizer, Inc.	660,600	20,234,178
Richter Gedeon Nyrt	13,620	276,877
Roche Holding AG	12,450	3,487,571
Sanofi	4,780	510,479

		60,660,460

		117,180,765

Consumer Staples - 5.8%
Beverages - 0.5%
Anheuser-Busch InBev NV	12,400	1,318,568
Carlsberg A/S-Class B	8,620	953,835
Diageo PLC	78,860	2,613,308
PepsiCo, Inc.	34,300	2,844,842
SABMiller PLC (Johannesburg)	6,170	313,647
SABMiller PLC (London)	18,350	944,568

		8,988,768

Food & Staples Retailing - 2.4%
Axfood AB	2,270	113,891
Bizim Toptan Satis Magazalari AS	3,460	38,114
Costco Wholesale Corp.	80,500	9,580,305
CVS Caremark Corp.	92,700	6,634,539
Jean Coutu Group PJC, Inc. (The)-Class A	12,600	218,372
Jeronimo Martins SGPS SA	79,623	1,556,926
Koninklijke Ahold NV	97,570	1,753,444
Kroger Co. (The)	283,100	11,190,943
Lawson, Inc.	2,900	217,024
Magnit OJSC (Sponsored GDR) (c)	5,450	360,790
Metro, Inc.	9,180	560,868

Company	Shares	U.S. $ Value
Olam International Ltd.	1,621,038	$1,977,398
Shoprite Holdings Ltd.	2,340	36,643
Sprouts Farmers Market, Inc. (a)	5,533	212,633
Sugi Holdings Co., Ltd.	5,400	219,374
Tsuruha Holdings, Inc.	2,400	220,365
Wal-Mart Stores, Inc.	104,300	8,207,367

		43,098,996

Food Products - 1.1%
AVI Ltd.	17,660	96,600
ConAgra Foods, Inc. (b)	259,800	8,755,260
Dean Foods Co. (a)	15,295	262,921
Green Mountain Coffee Roasters, Inc. (a)	3,996	302,018
Gruma SAB de CV-Class B (a)	13,700	103,564
JBS SA	31,500	117,325
Mead Johnson Nutrition Co.-Class A	122,600	10,268,976
MHP SA (GDR) (c)	11,680	199,144
Unilever PLC	9,998	411,376

		20,517,184

Household Products - 0.3%
Henkel AG & Co. KGaA	29,057	3,029,452
Kimberly-Clark de Mexico SAB de CV-Class A	26,036	74,041
LG Household & Health Care Ltd. (a)	2,846	1,479,877

		4,583,370

Tobacco - 1.5%
Altria Group, Inc.	106,500	4,088,535
British American Tobacco PLC	98,530	5,288,507
Gudang Garam Tbk PT	29,000	100,303
Imperial Tobacco Group PLC	38,440	1,490,246
Japan Tobacco, Inc.	115,400	3,754,971
Philip Morris International, Inc. (d)	91,900	8,007,247
Reynolds American, Inc.	79,500	3,974,205

		26,704,014

		103,892,332

Energy - 4.9%
Energy Equipment & Services - 1.2%
Aker Solutions ASA	59,720	1,069,205
Eurasia Drilling Co., Ltd. (GDR) (c)	4,387	197,415
FMC Technologies, Inc. (a)	3,160	164,984
Halliburton Co.	89,000	4,516,750
Helix Energy Solutions Group, Inc. (a)	7,500	173,850
Oceaneering International, Inc.	3,679	290,199
Oil States International, Inc. (a)	1,652	168,041
Pason Systems, Inc.	8,630	186,696
Saipem SpA	38,580	827,372
Schlumberger Ltd. (b)	157,600	14,201,336
Superior Energy Services, Inc. (a)	3,200	85,152

		21,881,000

Oil, Gas & Consumable Fuels - 3.7%
BG Group PLC	166,628	3,585,559

Company	Shares	U.S. $ Value
Bill Barrett Corp. (a)	9,920	$265,658
Chevron Corp.	29,500	3,684,845
China Petroleum & Chemical Corp.-Class H	126,800	104,043
Cimarex Energy Co.	2,670	280,110
Concho Resources, Inc. (a)	1,600	172,800
ENI SpA	72,190	1,744,374
Gazprom OAO (Sponsored ADR)	139,380	1,205,637
Hess Corp.	121,000	10,043,000
JX Holdings, Inc.	323,200	1,664,301
KazMunaiGas Exploration Production JSC (GDR) (c)	7,360	115,552
Kinder Morgan, Inc./DE	109,500	3,942,000
LUKOIL OAO (London) (Sponsored ADR)	11,960	754,915
Marathon Petroleum Corp.	94,700	8,686,831
Noble Energy, Inc. (b)	103,000	7,015,330
NovaTek OAO (Sponsored GDR) (c)	3,040	416,176
Oasis Petroleum, Inc. (a)	5,110	240,017
Occidental Petroleum Corp.	107,200	10,194,720
Oil & Natural Gas Corp. Ltd.	17,070	79,830
Petroleo Brasileiro SA (Sponsored ADR)	53,189	781,346
PTT PCL	21,400	186,257
Royal Dutch Shell PLC-Class B	6,440	242,918
SM Energy Co.	2,330	193,646
Statoil ASA	46,460	1,129,745
Stone Energy Corp. (a)	6,950	240,400
Valero Energy Corp.	171,300	8,633,520
Western Refining, Inc.	8,200	347,762

		65,951,292

		87,832,292

Materials - 2.2%
Chemicals - 1.6%
Arkema SA	12,500	1,459,477
Chemtura Corp. (a)	7,910	220,847
Denki Kagaku Kogyo KK	336,000	1,388,783
EMS-Chemie Holding AG	1,470	524,164
Essentra PLC	172,508	2,457,429
Givaudan SA (a)	370	529,309
Huntsman Corp.	14,070	346,122
Hyosung Corp. (a)	3,610	240,870
Koninklijke DSM NV	14,087	1,108,624
LyondellBasell Industries NV - Class A	97,800	7,851,384
Monsanto Co.	49,200	5,734,260
Nippon Shokubai Co., Ltd.	62,000	684,987
PolyOne Corp.	10,666	377,043
Sherwin-Williams Co. (The)	35,200	6,459,200

		29,382,499

Construction Materials - 0.0%
China National Building Material Co., Ltd.-Class H	216,000	233,970
Grasim Industries Ltd. (GDR) (c)	1,831	80,581
West China Cement Ltd.	424,000	63,049

		377,600

Company	Shares	U.S. $ Value
Containers & Packaging - 0.0%
Avery Dennison Corp.	5,500	$276,045
Graphic Packaging Holding Co. (a)	34,450	330,720

		606,765

Metals & Mining - 0.5%
BHP Billiton PLC	101,941	3,163,219
Commercial Metals Co.	16,150	328,329
Dowa Holdings Co., Ltd.	44,861	438,918
KGHM Polska Miedz SA	6,430	250,627
Korea Zinc Co., Ltd. (a)	180	54,298
MMC Norilsk Nickel OJSC (ADR)	74,076	1,231,143
Reliance Steel & Aluminum Co.	3,250	246,480
Rio Tinto PLC	17,570	992,874
Steel Dynamics, Inc.	16,590	324,169
Ternium SA (Sponsored ADR)	7,330	229,429
Vale SA (Sponsored ADR) (Local Preference Shares)	35,990	504,220
Vale SA (Sponsored ADR)-Class H	10,400	158,600

		7,922,306

Paper & Forest Products - 0.1%
Duratex SA	17,900	99,893
Mondi PLC	56,520	981,103
Nine Dragons Paper Holdings Ltd.	177,000	154,606
Sappi Ltd. (a)	78,510	245,501

		1,481,103

		39,770,273

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	86,600	3,044,856
Bezeq The Israeli Telecommunication Corp., Ltd.	268,918	456,047
Deutsche Telekom AG	36,160	623,043
Nippon Telegraph & Telephone Corp.	22,100	1,190,315
Singapore Telecommunications Ltd.	155,000	448,191
Swisscom AG	2,450	1,294,810
TDC A/S	88,700	860,379
Telekomunikasi Indonesia Persero TBK PT	772,500	136,724
Telenor ASA	54,760	1,308,413
Telstra Corp., Ltd.	194,510	912,953
Verizon Communications, Inc.	136,400	6,702,696
Vivendi SA	90,714	2,392,799

		19,371,226

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	5,000	51,985
SK Telecom Co., Ltd.	1,740	380,780
StarHub Ltd.	64,000	218,164
Turkcell Iletisim Hizmetleri AS (a)	32,960	174,678
Vodafone Group PLC	931,390	3,667,059

		4,492,666

		23,863,892

Company	Shares	U.S. $ Value
Utilities - 0.4%
Electric Utilities - 0.2%
EDP - Energias de Portugal SA	235,240	$864,058
Electricite de France	47,400	1,676,876
Light SA	14,900	140,156
PNM Resources, Inc.	11,990	289,199
Power Assets Holdings Ltd.	81,000	645,320
Westar Energy, Inc.	3,900	125,463

		3,741,072

Gas Utilities - 0.0%
Atmos Energy Corp.	6,700	304,314
Southwest Gas Corp.	5,270	294,646
UGI Corp.	7,040	291,878

		890,838

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	99,344	1,562,833
China Resources Power Holdings Co., Ltd.	38,000	90,191

		1,653,024

Multi-Utilities - 0.1%
National Grid PLC	69,850	913,583

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	16,300	182,888
Cia de Saneamento de Minas Gerais-COPASA	11,400	179,752

		362,640

		7,561,157

Total Common Stocks (cost $864,467,546)		1,095,755,446

INVESTMENT COMPANIES - 20.5%
Funds and Investment Trusts - 20.5%
AllianceBernstein Pooling Portfolios-Multi-Asset Real Return Portfolio	30,425,545	254,661,812
iShares MSCI EAFE ETF	502,769	33,715,689
SPDR S&P 500 ETF Trust	428,042	79,046,516

Total Investment Companies (cost $370,987,427)		367,424,017

WARRANTS - 0.4%
Financials - 0.3%
Commercial Banks - 0.1%
Abu Dhabi Commercial Bank PJSC, Deutsche Bank AG London, expiring 2/11/19 (a)	33,830	59,870
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(c)	19,180	200,331
BankMuscat SAOG, Citigroup Global Markets, , expiring 2/04/16 (a)	26,000	43,223
Canara Bank, Deutsche Bank AG London, expiring 1/17/17 (a)	7,060	32,220
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	9,490	184,525

Company	Shares	U.S. $ Value
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	36,480	$186,725
Punjab National Bank, expiring 8/08/18 (a)	13,430	136,016
Union Bank of India, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	47,470	100,161

		943,071

Consumer Finance - 0.0%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	183,300	320,053
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(c)	52,732	573,889

		893,942

Real Estate Management & Development - 0.1%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (a)	171,688	129,015
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	370,630	770,947

		899,962

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	121,350	1,562,976

		4,299,951

Information Technology - 0.1%
IT Services - 0.1%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 8/17/15 (a)	10,920	223,098
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	28,020	983,907

		1,207,005

Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(c)	27,510	959,363

		2,166,368

Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(c)	6,936	101,934
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 2/02/15 (a)	12,770	117,217
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	12,770	117,218

		336,369

Company	Shares	U.S. $ Value
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility, Inc., Credit Suisse International, expiring 1/14/16 (a)(c)	51,585	$126,420

Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG London, expiring 7/31/17 (a)	138,460	58,432

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	56,840	98,812

		283,664

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp. Ltd. Deutsche Bank AG London, expiring 1/17/17 (a)	25,836	120,603

Materials - 0.0%
Chemicals - 0.0%
United Phosphorus Ltd. Merrill Lynch Intl & Co., expiring 2/07/17 (a)	32,610	104,331

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)	314,784	78,696

Total Warrants (cost $6,713,292)		7,389,982

	Notional Amount (000
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
IRS Swaption, Citibank, NA, Expiration: May 2014, Receive 3.90% Pay 3-month LIBOR (BBA) (a)	5,740	254,492
IRS Swaption, Citibank, NA, Expiration: May 2014, Receive 3.95% Pay 3-month LIBOR (BBA) (a)	7,510	281,667
IRS Swaption, JPMorgan Chase Bank, NA, Expiration: May 2014, Receive 3.12% Pay 3-month LIBOR (BBA) (a)	18,130	435,545
IRS Swaption, Morgan Stanley Capital Services, LLC, Expiration: May 2014, Receive 3.14% Pay 3-month LIBOR (BBA) (a)	23,590	518,484
IRS Swaption, Deutsche Bank AG London, Expiration: May 2014, Receive 1.95% Pay 3-month LIBOR (BBA) (a)	56,120	652,657

Total Options Purchased - Puts (premiums paid $1,361,881)		2,142,845

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 14.7%
Investment Companies - 14.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%+ (e) (cost $258,252,575)	258,252,575	$258,252,575

	Principal Amount (000)
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill Zero Coupon, 4/17/14 (d) (cost $3,998,970)	$4,000	3,998,970

Total Short-Term Investments (cost $262,251,545)		262,251,545

Total Investments - 96.9% (cost $1,505,781,691) (f)		1,734,963,835
Other assets less liabilities - 3.1%		56,349,023

Net Assets - 100.0%		$1,791,312,858

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Austrailia Bond Futures	35	March 2014	$3,558,076	$3,583,400	$25,324
10 Yr Canada Bond Futures	35	March 2014	4,228,736	4,175,947	(52,789)
10 Yr Japan Bond Futures	57	March 2014	77,882,135	77,573,260	(308,875)
Euro BUXL 30 Yr Bond Futures	75	March 2014	12,802,191	12,589,713	(212,478)
Euro STOXX 50 Futures	1,430	March 2014	58,060,271	61,142,133	3,081,862
Euro-BOBL Futures	129	March 2014	22,318,763	22,081,997	(236,766)
Euro-BUND Futures	141	March 2014	27,451,380	26,995,307	(456,073)
FTSE 100 Index Futures	207	March 2014	22,324,095	22,957,800	633,705
Long GILT Futures	132	March 2014	23,716,483	23,292,459	(424,024)
Russell 2000 Mini Futures	166	March 2014	18,704,481	19,279,240	574,759
S&P Mid 400 E Mini Futures	146	March 2014	19,099,896	19,555,240	455,344
SPI 200 Futures	63	March 2014	7,175,951	7,478,798	302,847
TOPIX Index Futures	737	March 2014	86,791,781	91,153,974	4,362,193
Sold Contracts
Hang Seng Index Futures	123	January 2014	18,323,188	18,505,597	(182,409)
Mini MSCI Emerging Market	522	March 2014	25,650,348	26,538,480	(888,132)
U.S. Long Bond (CBT) Futures	156	March 2014	20,350,469	20,016,750	333,719
U.S. T-Note 10 Yr (CBT) Futures	413	March 2014	51,749,508	50,818,359	931,149

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Ultra U.S. T-Bond (CBT) Futures	93	March 2014	$12,770,932	$12,671,250	$99,682

					$8,039,038

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	58,795	EUR	43,293	2/18/14	$761,677
Barclays Bank PLC Wholesale	JPY	1,910,161	USD	19,630	2/18/14	1,487,420
BNP Paribas SA	GBP	743	USD	1,196	2/18/14	(33,697)
BNP Paribas SA	JPY	224,599	USD	2,138	2/18/14	5,093
BNP Paribas SA	USD	10,850	JPY	1,105,411	2/18/14	(350,801)
BNP Paribas SA	USD	723	KRW	778,590	2/18/14	16,669
BNP Paribas SA	USD	800	NZD	971	2/18/14	(4,269)
BNP Paribas SA	USD	4,480	NZD	5,521	2/18/14	46,539
Brown Brothers Harriman & Co.	USD	1,126	HKD	8,729	2/18/14	(587)
Citibank, NA	USD	3,098	CHF	2,765	2/18/14	2,608
Citibank, NA	USD	11,255	SEK	71,405	2/18/14	(162,565)
Credit Suisse International	AUD	34,529	USD	31,184	2/18/14	445,648
Credit Suisse International	CAD	33,404	USD	31,480	2/18/14	69,548
Credit Suisse International	CHF	12,782	USD	14,089	2/18/14	(244,826)
Credit Suisse International	GBP	22,711	USD	37,090	2/18/14	(506,371)
Credit Suisse International	JPY	6,366,825	USD	61,197	2/18/14	726,766
Credit Suisse International	NOK	4,230	USD	715	2/18/14	18,298
Credit Suisse International	USD	14,725	CHF	13,181	2/18/14	56,074
Credit Suisse International	USD	7,806	JPY	787,738	2/18/14	(324,178)
Credit Suisse International	USD	7,279	NOK	44,764	2/18/14	88,399
Deutsche Bank AG London	CAD	479	USD	462	2/18/14	12,074
Deutsche Bank AG London	GBP	3,950	USD	6,381	2/18/14	(157,715)
Goldman Sachs Capital Markets LP	BRL	4,367	USD	1,864	1/03/14	13,156
Goldman Sachs Capital Markets LP	USD	1,831	BRL	4,367	1/03/14	19,985
Goldman Sachs Capital Markets LP	BRL	4,367	USD	1,816	2/04/14	(19,774)
Goldman Sachs Capital Markets LP	AUD	7,052	USD	6,248	2/18/14	(30,116)
Goldman Sachs Capital Markets LP	CHF	10,039	USD	11,310	2/18/14	52,182
Goldman Sachs Capital Markets LP	EUR	1,769	USD	2,432	2/18/14	(1,953)
Goldman Sachs Capital Markets LP	GBP	2,527	USD	4,051	2/18/14	(131,803)
Goldman Sachs Capital Markets LP	USD	4,138	AUD	4,400	2/18/14	(221,296)
Goldman Sachs Capital Markets LP	USD	3,952	GBP	2,465	2/18/14	128,569
HSBC Bank USA	USD	2,003	GBP	1,237	2/18/14	44,548
Royal Bank of Canada	CAD	938	USD	897	2/18/14	14,990
Royal Bank of Canada	USD	5,679	CAD	5,938	2/18/14	(94,895)
Royal Bank of Canada	USD	5,809	CAD	6,203	2/18/14	23,863
Royal Bank of Scotland PLC	EUR	7,530	USD	10,187	2/18/14	(171,601)
Royal Bank of Scotland PLC	JPY	122,748	USD	1,249	2/18/14	82,776
Royal Bank of Scotland PLC	USD	5,000	JPY	484,370	2/18/14	(399,416)
Royal Bank of Scotland PLC	USD	3,876	NZD	4,671	2/18/14	(46,740)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	BRL	4,367	USD	1,884	1/03/14	$32,533
Standard Chartered Bank	USD	1,864	BRL	4,367	1/03/14	(13,156)
Standard Chartered Bank	GBP	1,189	USD	1,964	2/18/14	(4,361)
Standard Chartered Bank	HKD	96,924	USD	12,506	2/18/14	6,031
Standard Chartered Bank	JPY	603,392	USD	5,943	2/18/14	211,752
Standard Chartered Bank	KRW	5,100,822	USD	4,765	2/18/14	(78,905)
Standard Chartered Bank	USD	7,235	AUD	7,599	2/18/14	(470,101)
Standard Chartered Bank	USD	4,109	EUR	2,990	2/18/14	4,049
Standard Chartered Bank	USD	863	HKD	6,688	2/18/14	(338)
State Street Bank & Trust Co.	EUR	27,645	USD	37,531	2/18/14	(499,850)
State Street Bank & Trust Co.	NOK	17,298	USD	2,855	2/18/14	7,948
State Street Bank & Trust Co.	USD	4,347	CHF	3,995	2/18/14	132,823
State Street Bank & Trust Co.	USD	4,053	EUR	2,964	2/18/14	24,731
State Street Bank & Trust Co.	USD	5,505	EUR	3,989	2/18/14	(17,615)
State Street Bank & Trust Co.	USD	359	HKD	2,781	2/18/14	(58)
UBS AG	GBP	551	USD	876	2/18/14	(35,786)
UBS AG	NZD	5,679	USD	4,665	2/18/14	8,453
UBS AG	USD	4,544	JPY	463,904	2/18/14	(137,854)
Westpac Banking Corp.	AUD	10,048	USD	8,930	2/18/14	(15,077)

						$369,498

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$25,010	11/04/18	3 Month LIBOR	1.453%	$(269,635)
Citigroup Global Markets, Inc./(CME Group)	8,460	11/01/23	3 Month LIBOR	2.617%	(303,582)
Citigroup Global Markets, Inc./(CME Group)	8,780	11/05/23	3 Month LIBOR	2.760%	(205,897)
Citigroup Global Markets, Inc./(CME Group)	2,590	11/04/43	3 Month LIBOR	3.580%	(159,445)
Citigroup Global Markets, Inc./(CME Group)	2,370	11/05/43	3 Month LIBOR	3.660%	(110,380)

					$(1,048,939)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	103,927	0.45%	$36,118	10/15/14	Bank of America, NA	$484,299
Receive	MSCI AC Far East Ex Japan Index	150,622	0.40%	52,347	11/19/14	Bank of America, NA	702,842

							$1,187,141

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $38,657,692.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $8,627,442 or 0.5% of net assets.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $7,507,024.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $249,707,426 and gross unrealized depreciation of investments was $(20,525,282), resulting in net unrealized appreciation of $229,182,144.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IRS	-	Interest Rate Swaption
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Overlay A Portfolio

COUNTRY BREAKDOWN*

December 31, 2013 (unaudited)

81.2%	United States
5.0%	United Kingdom
3.0%	Japan
1.9%	France
1.3%	Switzerland
0.9%	Hong Kong
0.8%	South Korea
0.8%	Germany
0.6%	Australia
0.5%	Brazil
0.4%	Singapore
0.4%	India
0.4%	China
0.3%	Russia
2.5%	Other

100.0%	Total Investments

*	All data are as of December 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Belgium, Bermuda, Canada, Chile, Cyprus, Czech Republic, Denmark, Finland, Hungary, Indonesia, Ireland, Israel, Italy, Kazakhstan, Kuwait, Mexico, Netherlands, Norway, Oman, Peru, Philippines, Poland, Portugal, Puerto Rico, Qatar, South Africa, Spain, Sri Lanka, Sweden, Taiwan, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$169,993,186	$54,748,335	$	– 0	–	$224,741,521
Consumer Discretionary	169,474,406	40,721,329		– 0	–	210,195,735
Information Technology	137,820,029	16,188,192		– 0	–	154,008,221
Industrials	95,398,823	31,310,435		– 0	–	126,709,258
Health Care	96,540,725	20,640,040		– 0	–	117,180,765
Consumer Staples	76,057,061	27,835,271		– 0	–	103,892,332
Energy	77,198,688	10,633,604		– 0	–	87,832,292
Materials	23,386,848	16,383,425		– 0	–	39,770,273
Telecommunication Services	10,607,931	13,255,961		– 0	–	23,863,892
Utilities	3,048,085	4,513,072		– 0	–	7,561,157

Investment Companies	367,424,017		– 0	–		– 0	–	367,424,017
Warrants	78,696		7,311,286			– 0	–	7,389,982
Options Purchased - Puts	– 0	–	2,142,845			– 0	–	2,142,845
Short-Term Investments:
Investment Companies	258,252,575		– 0	–		– 0	–	258,252,575
U.S. Treasury Bills	– 0	–	3,998,970			– 0	–	3,998,970

Total Investments in Securities	1,485,281,070		249,682,765			– 0	–	1,734,963,835
Other Financial Instruments**:
Assets:
Futures	2,419,977		8,380,607			– 0	–	10,800,584
Forward Currency Exchange Contracts	– 0	–	4,545,202			– 0	–	4,545,202
Total Return Swaps	– 0	–	1,187,141			– 0	–	1,187,141
Liabilities:
Futures	(2,579,137)		(182,409)			– 0	–	(2,761,546)
Forward Currency Exchange Contracts	– 0	–	(4,175,704)			– 0	–	(4,175,704)
Centrally Cleared Interest Rate Swaps	(1,048,939)		– 0	–		– 0	–	(1,048,939)

Total^	$1,484,072,971		$259,437,602		$	– 0	–	$1,743,510,573

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$5,922,181			$224,648			$6,146,829
Accrued discounts/(premiums)		– 0	–		202			202
Realized gain (loss)		(186,388)			(1,408)			(187,796)
Change in unrealized appreciation/depreciation		198,265			73			198,338
Purchases		– 0	–		– 0	–		– 0	–
Sales		(110,646)			(223,515)			(334,161)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(5,823,412)			– 0	–		(5,823,412)

Balance as of 12/31/13+	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 49.5%
Australia - 3.3%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	18,540	$17,946,427
Series 128
5.75%, 7/15/22		9,610	9,616,727
Series 132
5.50%, 1/21/18		7,040	6,827,683

			34,390,837

Austria - 1.7%
Austria Government Bond
1.95%, 6/18/19 (a)	EUR	12,538	17,827,793

Belgium - 2.5%
Belgium Government Bond
Series 67
3.00%, 9/28/19 (a)		10,535	15,594,315
Series 68
2.25%, 6/22/23 (a)		6,115	8,195,993
Series 71
3.75%, 6/22/45 (a)		1,240	1,757,956

			25,548,264

Denmark - 1.1%
Denmark Government Bond
4.00%, 11/15/17	DKK	57,360	11,957,959

France - 1.9%
France Government Bond OAT
3.00%, 4/25/22	EUR	9,595	14,108,367
3.50%, 4/25/20		3,700	5,675,957

			19,784,324

Germany - 5.8%
Bundesobligation
Series 158
1.75%, 10/09/15		15,410	21,775,497
Series 161
1.25%, 10/14/16		8,775	12,374,619
Bundesrepublik Deutschland
1.50%, 5/15/23		6,050	8,033,009
2.25%, 9/04/21		3,405	4,924,090
2.50%, 7/04/44		6,163	8,037,938
3.00%, 7/04/20		2,274	3,461,074
Series 2007
4.25%, 7/04/39		1,190	2,081,563

			60,687,790

Italy - 3.0%
Italy Buoni Poliennali Del Tesoro
3.75%, 3/01/21		2,600	3,662,827
4.25%, 2/01/19 (a)		7,915	11,654,133
4.25%, 9/01/19		7,460	10,961,608

	Principal Amount (000)		U.S. $ Value
5.50%, 9/01/22-11/01/22	EUR	3,470	$5,364,287

			31,642,855

Japan - 6.9%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	2,764,250	27,739,320
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		91,800	981,598
Series 36
2.00%, 3/20/42		628,950	6,349,803
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		585,300	6,272,636
Series 128
1.90%, 6/20/31		410,950	4,218,709
Series 143
1.60%, 3/20/33		286,350	2,748,675
Series 144
1.50%, 3/20/33		965,100	9,112,043
Series 76
1.90%, 3/20/25		1,427,600	15,158,395

			72,581,179

Mexico - 1.2%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	65,473	5,119,130
Series MI10
9.50%, 12/18/14		87,240	7,042,075

			12,161,205

Netherlands - 1.7%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	7,093	9,928,969
2.50%, 1/15/33 (a)		3,155	4,124,009
3.75%, 1/15/23 (a)		2,604	4,065,093

			18,118,071

New Zealand - 0.3%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	3,545	3,083,482

Poland - 0.4%
Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	10,500	3,819,698

Spain - 1.6%
Spain Government Bond
4.00%, 4/30/20	EUR	3,290	4,698,475
4.80%, 1/31/24		3,020	4,364,948

	Principal Amount (000)		U.S. $ Value
4.85%, 10/31/20	EUR	4,865	$7,206,113

			16,269,536

Sweden - 0.3%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	17,150	2,904,033

United Kingdom - 5.9%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	2,940	4,447,806
2.00%, 1/22/16 (a)		7,900	13,408,008
2.25%, 9/07/23 (a)		6,358	9,839,332
3.75%, 9/07/19 (a)		10,462	18,740,310
4.25%, 6/07/32-12/07/46 (a)		8,502	15,588,266

			62,023,722

United States - 11.9%
U.S. Treasury Bonds
3.125%, 11/15/41	U.S.$	10,765	9,298,269
3.625%, 8/15/43		3,155	2,979,503
4.50%, 2/15/36		2,475	2,753,824
U.S. Treasury Notes
0.25%, 5/31/15-7/31/15		55,500	55,505,875
1.50%, 3/31/19 (b)		10,957	10,774,664
2.00%, 2/15/23		12,574	11,664,346
2.625%, 11/15/20		4,340	4,410,525
4.50%, 5/15/17 (b)		24,434	27,266,829

			124,653,835

Total Governments - Treasuries (cost $525,981,446)			517,454,583

	Shares
INVESTMENT COMPANIES - 7.1%
Funds and Investment Trusts - 7.1%
AllianceBernstein Pooling Portfolios - Multi-Asset Real Return Portfolio		4,994,904	41,807,343
iShares MSCI EAFE ETF		70,313	4,715,190
SPDR S&P 500 ETF Trust		152,033	28,075,934

Total Investment Companies (cost $74,138,131)			74,598,467

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 5.4%
Industrial - 2.7%
Basic - 0.1%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	U.S.$	1,400	1,287,359
EI du Pont de Nemours & Co.

	Principal Amount (000)		U.S. $ Value
3.25%, 1/15/15	U.S.$	250	$257,171

			1,544,530

Capital Goods - 0.2%
General Dynamics Corp.
3.875%, 7/15/21		1,525	1,577,818

Communications - Media - 0.2%
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,850	1,809,631

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.00%, 2/15/22		1,775	1,672,323
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,430,243
Vodafone Group PLC
2.50%, 9/26/22		1,930	1,704,470

			4,807,036

Consumer Cyclical - Automotive - 0.2%
Toyota Motor Credit Corp.
3.30%, 1/12/22		1,785	1,785,518

Consumer Cyclical - Restaurants - 0.2%
McDonald’s Corp.
1.875%, 5/29/19		1,905	1,858,720

Consumer Cyclical - Retailers - 0.1%
Wal-Mart Stores, Inc.
4.25%, 4/15/21		1,435	1,545,118

Consumer Non-Cyclical - 0.2%
Baxter International, Inc.
4.25%, 3/15/20		257	277,068
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		235	237,625
Novartis Capital Corp.
2.90%, 4/24/15		255	263,501
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,768,422
Roche Holdings, Inc.
Series E
5.50%, 3/04/15 (a)	GBP	10	17,409

			2,564,025

Energy - 0.8%
BP Capital Markets PLC
3.245%, 5/06/22	U.S.$	1,885	1,827,059
ConocoPhillips
4.60%, 1/15/15		235	244,958
ConocoPhillips Co.
1.05%, 12/15/17		1,550	1,512,471
Occidental Petroleum Corp.
1.50%, 2/15/18		1,712	1,673,264
Schlumberger Norge AS
4.20%, 1/15/21 (a)		745	787,455
Schlumberger Oilfield UK PLC

	Principal Amount (000)		U.S. $ Value
4.20%, 1/15/21 (a)	U.S.$	506	$534,836
Shell International Finance BV
1.125%, 8/21/17		1,940	1,913,267
3.25%, 9/22/15		250	261,650

			8,754,960

Technology - 0.2%
EMC Corp./MA
3.375%, 6/01/23		1,835	1,763,070
Oracle Corp.
5.75%, 4/15/18		230	265,780

			2,028,850

			28,276,206

Financial Institutions - 2.3%
Banking - 2.0%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		1,825	1,816,236
BB&T Corp.
1.60%, 8/15/17		1,945	1,927,639
BNP Paribas SA
2.375%, 9/14/17		1,935	1,975,569
Citigroup, Inc.
4.50%, 1/14/22		2,440	2,585,697
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		1,830	2,060,009
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,901,521
Lloyds Bank PLC
2.30%, 11/27/18		1,879	1,874,126
4.20%, 3/28/17		405	437,043
Murray Street Investment Trust I
4.647%, 3/09/17		182	195,993
Nordea Bank AB
3.125%, 3/20/17 (a)		1,821	1,904,185
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		934	866,685
Svenska Handelsbanken AB
2.875%, 4/04/17		1,850	1,927,073
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,789,316

			21,261,092

Finance - 0.3%
General Electric Capital Corp.
2.30%, 4/27/17		2,600	2,672,470

			23,933,562

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
1.75%, 5/09/18		456	445,742
Qtel International Finance Ltd.
3.875%, 1/31/28 (a)		480	408,000
Statoil ASA

	Principal Amount (000)		U.S. $ Value
1.15%, 5/15/18	U.S.$	1,862	$1,798,699

			2,652,441

Utility - 0.1%
Electric - 0.0%
Southern California Edison Co.
3.875%, 6/01/21		632	663,950

Natural Gas - 0.1%
GDF Suez
1.625%, 10/10/17 (a)		677	670,156

			1,334,106

Total Corporates - Investment Grades (cost $56,192,443)			56,196,315

GOVERNMENTS - SOVEREIGN AGENCIES - 4.6%
Canada - 0.2%
Canada Housing Trust No 1
4.10%, 12/15/18 (a)	CAD	2,340	2,395,601

France - 0.3%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)	U.S.$	2,730	2,731,082

Germany - 1.0%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26		828,000	8,936,778
Landwirtschaftliche Rentenbank
Series E
3.75%, 2/11/16 (a)	EUR	1,201	1,770,002

			10,706,780

Japan - 2.3%
Development Bank of Japan, Inc.
2.30%, 3/19/26	JPY	840,000	9,192,811
Japan Finance Organization for Municipalities
1.90%, 6/22/18		1,500,000	15,317,705

			24,510,516

Netherlands - 0.4%
ING Bank NV
Series E
3.375%, 3/03/14	EUR	2,665	3,683,397
LeasePlan Corp. NV
Series E
3.25%, 5/22/14		463	643,902

			4,327,299

South Korea - 0.1%
Korea Development Bank (The)
3.25%, 3/09/16	U.S.$	1,229	1,276,524

United Kingdom - 0.3%
Network Rail Infrastructure Finance PLC
Series E

	Principal Amount (000)		U.S. $ Value
4.40%, 3/06/16	CAD	2,760	$2,747,406

Total Governments - Sovereign Agencies (cost $56,988,736)			48,695,208

AGENCIES - 1.6%
Agency Debentures - 1.6%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	7,500	7,367,250
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		11,270	9,405,694

Total Agencies (cost $16,269,658)			16,772,944

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.5%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		1,967	2,145,418
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.778%, 3/15/49		1,649	1,792,059
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,690,650
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A1A
5.746%, 2/12/51		1,592	1,782,889
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,100	2,288,643
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		574	548,181
Series 2012-C4, Class A5
2.85%, 12/10/45		1,150	1,072,168
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.719%, 5/15/43		2,061	2,254,175

			15,574,183

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(c)		1,094	1,022,888

Total Commercial Mortgage-Backed Securities (cost $17,131,931)			16,597,071

INFLATION-LINKED SECURITIES - 1.4%
United States - 1.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (cost $14,400,372)		14,072	14,449,433

Company	Notional Amount (000)		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.6%
Swaptions - 0.6%
IRS Swaption, Deutsche Bank AG New York, Expiration: May 2014, Pay 1.95%, Receive 3-month LIBOR (BBA) (d)		178,720	$2,078,455
IRS Swaption, JPMorgan Chase Bank NA, Expiration: May 2014, Pay 3.12%, Receive 3-month LIBOR (BBA) (d)		57,720	1,386,634
IRS Swaption, Morgan Stanley Capital Services LLC, Expiration: May 2014, Pay 3.14%, Receive 3-month LIBOR (BBA) (d)		58,730	1,290,825
IRS Swaption, Citibank NA, Expiration: May 2014, Pay 3.90%, Receive 3-month LIBOR (BBA) (d)		18,290	810,916
IRS Swaption, Citibank NA, Expiration: May 2014, Pay 3.95%, Receive 3-month LIBOR (BBA) (d)		18,690	700,979

Total Options Purchased - Puts (cost $4,045,162)			6,267,809

	Principal Amount (000)
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.6%
Canada - 0.6%
Province of British Columbia
3.25%, 12/18/21	CAD	3,237	3,089,571
Province of Manitoba Canada
3.85%, 12/01/21		2,950	2,908,982

Total Local Governments - Provincial Bonds (cost $6,317,806)			5,998,553

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Non-Agency Fixed Rate - 0.5%
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)	U.S.$	2,876	2,709,392
Sequoia Mortgage Trust
Series 2013-6, Class A1
2.50%, 5/25/43		3,602	3,135,572

Total Collateralized Mortgage Obligations (cost $6,519,601)			5,844,964

COVERED BONDS - 0.5%
Australia - 0.3%
National Australia Bank Ltd.
2.00%, 2/22/19 (a)		3,645	3,568,826

Canada - 0.2%
Bank of Nova Scotia

	Principal Amount (000)		U.S. $ Value
1.75%, 3/22/17 (a)	U.S.$	1,800	$1,833,770

Total Covered Bonds (cost $5,440,401)			5,402,596

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
China - 0.2%
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23 (a)		497	492,684
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,800	1,774,054

			2,266,738

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		1,850	1,905,343

Total Quasi-Sovereigns (cost $4,133,437)			4,172,081

	Shares
SHORT-TERM INVESTMENTS - 25.4%
Investment Companies - 24.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (e)+ (cost $255,727,601)		255,727,601	255,727,601

	Principal Amount (000)
U.S. Treasury Bills - 0.9%
U.S. Treasury Bill
Zero Coupon, 4/17/14 (b) (cost $8,997,681)	U.S.$	9,000	8,997,681

Total Short-Term Investments (cost $264,725,282)			264,725,282

Total Investments - 99.2% (cost $1,052,284,406) (f)			1,037,175,306
Other assets less liabilities - 0.8% (g)			8,175,160

Net Assets - 100.0%++			$1,045,350,466

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond Futures	6	March 2014	$8,200,019	$8,165,606	$(34,413)
Euro STOXX 50 Index Futures	734	March 2014	29,895,286	31,383,445	1,488,159
FTSE 100 Index Futures	118	March 2014	12,669,676	13,087,055	417,359
Russell 2000 Mini Futures	79	March 2014	8,901,387	9,175,060	273,673
S&P 500 E Mini Futures	1,932	March 2014	173,922,933	177,850,260	3,927,327
S&P Mid 400 E Mini Futures	77	March 2014	10,073,233	10,313,380	240,147
SPI 200 Futures	37	March 2014	4,233,338	4,392,310	158,972
TOPIX Index Futures	228	March 2014	26,842,463	28,199,601	1,357,138
Sold Contracts
Euro-Bobl Futures	38	March 2014	6,575,807	6,504,774	71,033
Hang Seng Index Futures	33	January 2014	4,915,977	4,964,916	(48,939)
Mini MSCI Emerging Market	341	March 2014	16,814,257	17,336,440	(522,183)
S&P/TSX 60 Index Futures	14	March 2014	2,030,069	2,058,386	(28,317)
U.S. Long Bond (CBT) Futures	100	March 2014	13,045,173	12,831,250	213,923
U.S. T-Note 2 Yr (CBT) Futures	3	March 2014	660,652	659,438	1,214
U.S. T-Note 5 Yr (CBT) Futures	10	March 2014	1,208,736	1,193,125	15,611
U.S. T-Note 10 Yr (CBT) Futures	169	March 2014	21,196,928	20,794,922	402,006
UK Long Gilt Futures	5	March 2014	898,924	882,290	16,634

					$7,949,344

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	17,639	EUR	13,008	2/18/14	$256,026
Barclays Bank PLC Wholesale	DKK	65,543	USD	11,878	1/17/14	(210,085)
Barclays Bank PLC Wholesale	USD	4,422	SEK	29,048	1/17/14	93,150
BNP Paribas SA	EUR	779	USD	1,054	2/18/14	(18,035)
Credit Suisse International	AUD	39,209	USD	34,798	2/07/14	(131,707)
Credit Suisse International	AUD	3,927	USD	3,547	2/18/14	50,684
Credit Suisse International	CAD	5,873	USD	5,535	2/18/14	12,229
Credit Suisse International	CHF	5,526	USD	6,091	2/18/14	(105,845)
Credit Suisse International	GBP	4,669	USD	7,628	2/18/14	(101,237)
Credit Suisse International	JPY	1,176,193	USD	11,305	2/18/14	134,261
Credit Suisse International	USD	6,221	JPY	617,010	2/18/14	(360,426)
Credit Suisse International	USD	6,658	CHF	5,960	2/18/14	25,355
Deutsche Bank AG London	EUR	3,266	USD	4,495	1/30/14	1,839
Deutsche Bank AG London	NZD	3,940	USD	3,239	2/14/14	7,084
Goldman Sachs Capital Markets LP	SEK	47,482	USD	7,215	1/17/14	(165,972)
Goldman Sachs Capital Markets LP	JPY	11,368,848	USD	110,931	1/24/14	2,966,068

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	EUR	140,942	USD	193,661	1/30/14	$(230,010)
Goldman Sachs Capital Markets LP	USD	4,664	EUR	3,414	1/30/14	32,060
Goldman Sachs Capital Markets LP	USD	2,644	AUD	2,811	2/18/14	(141,378)
Goldman Sachs Capital Markets LP	USD	1,259	EUR	914	2/18/14	(1,916)
Goldman Sachs Capital Markets LP	USD	7,486	GBP	4,669	2/18/14	243,525
HSBC Bank USA	GBP	38,359	USD	62,250	1/30/14	(1,258,229)
Royal Bank of Canada	CAD	16,755	USD	15,707	1/16/14	(60,394)
Royal Bank of Canada	USD	4,218	CAD	4,490	1/16/14	7,762
Royal Bank of Canada	CAD	3,485	USD	3,264	2/18/14	(13,407)
Royal Bank of Canada	USD	3,655	CAD	3,822	2/18/14	(61,079)
Royal Bank of Canada	MXN	164,129	USD	12,580	3/14/14	80,249
State Street Bank & Trust Co.	PLN	11,653	USD	3,760	1/10/14	(95,537)
State Street Bank & Trust Co.	USD	159	CAD	170	1/16/14	1,316
State Street Bank & Trust Co.	EUR	4,210	USD	5,796	1/30/14	3,781
State Street Bank & Trust Co.	USD	1,128	GBP	683	1/30/14	2,959
State Street Bank & Trust Co.	EUR	5,960	USD	8,092	2/18/14	(106,660)
State Street Bank & Trust Co.	USD	1,047	EUR	766	2/18/14	6,392
State Street Bank & Trust Co.	USD	3,427	CHF	3,149	2/18/14	104,696
Westpac Banking Corp.	AUD	5,414	USD	4,811	2/18/14	(8,124)

						$959,395

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Agent/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$79,650	11/04/18	3 Month LIBOR	1.453%	$(858,714)
Citigroup Global Markets, Inc./(CME Group)	21,060	11/01/23	3 Month LIBOR	2.617%	(755,725)
Citigroup Global Markets, Inc./(CME Group)	27,970	11/05/23	3 Month LIBOR	2.760%	(655,914)
Citigroup Global Markets, Inc./(CME Group)	6,450	11/04/43	3 Month LIBOR	3.580%	(397,074)
Citigroup Global Markets, Inc. /(CME Group)	7,540	11/05/43	3 Month LIBOR	3.660%	(351,168)

					$(3,018,595)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	29,919	0.45%	10,398	10/15/14	Bank of America, NA	$139,422
Receive	MSCI AC Far East Ex Japan Index	35,575	0.40%	12,364	11/19/14	Bank of America, NA	166,003
Receive	MSCI AC Far East Ex Japan Index	14,682	0.51%	5,103	12/15/14	Bank of America, NA	68,298
Receive	MSCI AC World Daily TR Net Ex USA USD	139,757	0.37%	26,833	5/15/14	Deutsche Bank AG London	1,025,991
Receive	MSCI Emerging Markets Index	22,869	0.32%	9,268	7/31/14	Deutsche Bank AG London	118,889

							$1,518,603

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
++	The fund’s portfolio breakdown excludes derivative exposure and is expressed as approximate percentages of the fund’s total net assets, based on the Adviser’s internal classification.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $163,323,533 or 15.6% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $6,482,555.
(c)	Variable rate coupon, rate shown as of December 31, 2013.
(d)	Non-income producing security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,684,675 and gross unrealized depreciation of investments was $(29,793,775), resulting in net unrealized depreciation of $(15,109,100).
(g)	An amount of U.S. $14,675,399 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
BBA	-	British Banker’s Association
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

December 31, 201 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$517,454,583		$	– 0	–	$517,454,583
Investment Companies		74,598,467		– 0	–		– 0	–	74,598,467
Corporates - Investment Grades		– 0	–	56,196,315			– 0	–	56,196,315
Governments - Sovereign Agencies		– 0	–	48,695,208			– 0	–	48,695,208
Agencies		– 0	–	16,772,944			– 0	–	16,772,944

Commercial Mortgage-Backed Securities	– 0	–	16,597,071		– 0	–	16,597,071
Inflation-Linked Securities	– 0	–	14,449,433		– 0	–	14,449,433
Options Purchased - Puts	– 0	–	6,267,809		– 0	–	6,267,809
Local Governments - Provincial Bonds	– 0	–	5,998,553		– 0	–	5,998,553
Collateralized Mortgage Obligations	– 0	–	– 0	–	5,844,964		5,844,964
Covered Bonds	– 0	–	5,402,596		– 0	–	5,402,596
Quasi-Sovereigns	– 0	–	4,172,081		– 0	–	4,172,081
Short-Term Investments:
Investments Companies	255,727,601		– 0	–	– 0	–	255,727,601
U.S. Treasury Bill	– 0	–	8,997,681		– 0	–	8,997,681

Total Investments in Securities	330,326,068		701,004,274		5,844,964		1,037,175,306
Other Financial Instruments*:
Assets:
Futures	5,161,568		3,421,628		– 0	–	8,583,196
Forward Currency Exchange Contracts	– 0	–	4,029,436		– 0	–	4,029,436
Total Return Swaps	– 0	–	1,518,603		– 0	–	1,518,603
Liabilities:
Futures	(584,913)		(48,939)		– 0	–	(633,852)
Forward Currency Exchange Contracts	– 0	–	(3,070,041)		– 0	–	(3,070,041)
Centrally Cleared interest Rate Swaps	– 0	–	(3,018,595)		– 0	–	(3,018,595)

Total^	$334,902,723		$703,836,366		$5,844,964		$1,044,584,053

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Total
Balance as of 9/30/13	$6,084,587		$6,084,587
Accrued discounts/(premiums)	(360)		(360)
Realized gain (loss)	(1,450)		(1,450)
Change in unrealized appreciation/depreciation	(112,025)		(112,025)
Purchases	– 0	–	– 0	–
Sales	(125,788)		(125,788)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$5,844,964		$5,844,964

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(112,025)		$(112,025)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.9%
Financials - 14.9%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	46,319	$10,045,665
China Cinda Asset Management Co., Ltd.-Class H (a)	128,800	80,061
Daiwa Securities Group, Inc.	60,000	600,932
Deutsche Bank AG (REG)	85,580	4,111,383
E*Trade Financial Corp. (a)	41,230	809,757
Goldman Sachs Group, Inc. (The)	85,200	15,102,552
Lazard Ltd.-Class A	16,574	751,134
Macquarie Group Ltd.	82,419	4,045,373
Stifel Financial Corp. (a)	12,110	580,311
UBS AG (a)	328,283	6,285,746

		42,412,914

Commercial Banks - 3.2%
Associated Banc-Corp	30,800	535,920
Banco do Brasil SA	288,200	2,986,585
Bangkok Bank PCL (NVDR)	95,200	518,562
Bank Hapoalim BM	224,640	1,258,678
Bank Mandiri Persero Tbk PT	887,500	574,400
Barclays PLC	540,112	2,442,323
CapitalSource, Inc.	48,300	694,071
China Construction Bank Corp.-Class H	2,414,000	1,827,666
China Merchants Bank Co., Ltd.-Class H	277,000	592,380
CIT Group, Inc.	313,700	16,353,181
Comerica, Inc.	16,060	763,492
Credicorp Ltd.	5,690	755,234
DGB Financial Group, Inc. (a)	37,600	589,058
First Niagara Financial Group, Inc.	70,530	749,029
First Republic Bank/CA	11,860	620,871
Grupo Financiero Banorte SAB de CV-Class O	156,754	1,096,612
Grupo Financiero Santander Mexico SAB de CV (ADR)-Class B	35,640	486,130
Hang Seng Bank Ltd.	176,600	2,870,539
HDFC Bank Ltd. (ADR)	23,900	823,116
HSBC Holdings PLC	424,349	4,656,868
Huntington Bancshares, Inc./OH	86,700	836,655
Iberiabank Corp.	8,430	529,825
ICICI Bank Ltd.	14,790	264,248
ICICI Bank Ltd. (ADR)	6,120	227,480
Industrial & Commercial Bank of China Ltd.-Class H	2,919,000	1,979,404
Itausa - Investimentos Itau SA (Preference Shares)	187,788	709,448
Kasikornbank PCL (NVDR)	125,900	601,806
KB Financial Group, Inc. (a)	13,510	546,072
KBC Groep NV	43,140	2,452,745
Komercni Banka AS	2,600	579,930
Lloyds Banking Group PLC (a)	3,270,530	4,291,545
Mitsubishi UFJ Financial Group, Inc.	664,300	4,410,549
National Australia Bank Ltd.	112,240	3,503,240
Popular, Inc. (a)	23,040	661,939
Resona Holdings, Inc.	274,300	1,399,606
Sberbank of Russia (Sponsored ADR)	227,627	2,861,272
Seven Bank Ltd.	167,900	656,668

Company	Shares	U.S. $ Value
Shinhan Financial Group Co., Ltd. (a)	7,080	$317,855
Signature Bank/New York NY (a)	5,720	614,442
Societe Generale SA	81,415	4,734,319
Sumitomo Mitsui Financial Group, Inc.	41,100	2,137,339
Susquehanna Bancshares, Inc.	28,170	361,703
SVB Financial Group (a)	6,210	651,181
UniCredit SpA	468,620	3,456,844
Webster Financial Corp.	15,140	472,065
Wells Fargo & Co.	756,800	34,358,720
Westpac Banking Corp.	19,170	555,713
Zions Bancorporation	25,390	760,684

		116,128,012

Consumer Finance - 1.3%
American Express Co.	238,700	21,657,251
Capital One Financial Corp.	260,800	19,979,888
Discover Financial Services	89,110	4,985,704

		46,622,843

Diversified Financial Services - 3.1%
Bank of America Corp.	1,865,700	29,048,949
Berkshire Hathaway, Inc.-Class B (a)	74,100	8,785,296
Citigroup, Inc. (b)	563,100	29,343,141
IG Group Holdings PLC	237,681	2,428,218
ING Groep NV (a)	73,680	1,029,201
IntercontinentalExchange Group, Inc.	120,800	27,170,336
JPMorgan Chase & Co.	209,400	12,245,712
ORIX Corp.	196,300	3,449,356

		113,500,209

Insurance - 4.7%
Admiral Group PLC	376,300	8,179,699
AIA Group Ltd.	1,151,800	5,797,570
American Financial Group, Inc./OH	14,390	830,591
American International Group, Inc.	550,600	28,108,130
Aon PLC	209,600	17,583,344
Aspen Insurance Holdings Ltd.	19,730	815,046
Assurant, Inc.	89,400	5,933,478
BB Seguridade Participacoes SA	130,200	1,352,082
Chubb Corp. (The)	143,600	13,876,068
Everest Re Group Ltd.	105,700	16,475,459
Genworth Financial, Inc.-Class A (a)	880,010	13,666,555
Gjensidige Forsikring ASA	89,080	1,703,726
Insurance Australia Group Ltd.	794,040	4,134,277
Lancashire Holdings Ltd.	220,376	2,962,505
Lincoln National Corp.	409,700	21,148,714
Muenchener Rueckversicherungs AG	13,330	2,940,196
PartnerRe Ltd.	144,500	15,234,635
Prudential PLC	283,260	6,329,159
Reinsurance Group of America, Inc.-Class A	6,890	533,355
Suncorp Group Ltd.	108,111	1,268,991
Topdanmark A/S (a)	103,090	2,716,754
Tryg A/S	20,170	1,950,435
Unum Group	19,670	690,024
Validus Holdings Ltd.	17,940	722,803

		174,953,596

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	202,900	$16,195,478
BioMed Realty Trust, Inc.	22,110	400,633
Camden Property Trust	7,190	408,967
DDR Corp.	29,580	454,645
DiamondRock Hospitality Co.	55,090	636,290
GLP J-Reit	1,706	1,666,301
LTC Properties, Inc.	15,571	551,058
Medical Properties Trust, Inc.	41,410	506,030
Mid-America Apartment Communities, Inc.	8,830	536,334
Parkway Properties, Inc./MD	34,660	668,591
RLJ Lodging Trust	19,550	475,456
STAG Industrial, Inc.	16,100	328,279

		22,828,062

Real Estate Management & Development - 0.9%
Aeon Mall Co., Ltd.	67,400	1,888,099
BR Malls Participacoes SA	37,000	266,865
China Overseas Land & Investment Ltd.	216,000	609,691
CIFI Holdings Group Co., Ltd.	38,000	8,065
Country Garden Holdings Co., Ltd.	4,752,000	2,874,495
Daito Trust Construction Co., Ltd.	38,000	3,552,542
Daiwa House Industry Co., Ltd.	30,000	581,256
Evergrande Real Estate Group Ltd.	1,404,000	536,053
Global Logistic Properties Ltd.	4,024,000	9,230,797
Greentown China Holdings Ltd.	25,000	38,334
Hang Lung Group Ltd.	107,000	543,358
Hang Lung Properties Ltd.	1,454,000	4,627,829
KWG Property Holding Ltd.	966,500	539,950
Lend Lease Group	226,470	2,260,106
LPN Development PCL	207,400	97,830
Mitsubishi Estate Co., Ltd.	140,000	4,189,644
Pruksa Real Estate PCL	350,600	194,185
Shimao Property Holdings Ltd.	147,500	338,875
Supalai PCL	203,700	90,506

		32,468,480

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	3,760	90,466

		549,004,582

Consumer Discretionary - 13.7%
Auto Components - 0.5%
Cie Generale des Etablissements Michelin-Class B	36,898	3,925,970
Dana Holding Corp.	31,810	624,112
GKN PLC	433,730	2,687,706
Hyundai Mobis (a)	2,791	777,025
Lear Corp.	9,950	805,652
Nokian Renkaat Oyj	18,704	896,938
Tenneco, Inc. (a)	13,430	759,735
TRW Automotive Holdings Corp. (a)	9,450	702,986
Valeo SA	52,310	5,797,064
Xingda International Holdings Ltd.	206,000	123,534

		17,100,722

Automobiles - 1.7%
Ford Motor Co.	1,330,500	20,529,615

Company	Shares	U.S. $ Value
General Motors Co. (a)	245,800	$10,045,846
Honda Motor Co., Ltd.	79,800	3,293,912
Hyundai Motor Co. (a)	5,120	1,149,269
Hyundai Motor Co. (Preference Shares) (a)	24,279	2,879,932
Kia Motors Corp. (a)	19,500	1,038,405
Mazda Motor Corp. (a)	485,000	2,513,300
Nissan Motor Co., Ltd.	327,300	2,742,775
Tata Motors Ltd. (Sponsored ADR)	31,550	971,740
Tata Motors Ltd.-Class A	25,260	78,608
Thor Industries, Inc.	12,640	698,107
Toyota Motor Corp.	172,300	10,506,004
Volkswagen AG (Preference Shares)	18,146	5,106,622

		61,554,135

Distributors - 0.0%
Dah Chong Hong Holdings Ltd.	226,000	169,437
LKQ Corp. (a)	31,370	1,032,073

		1,201,510

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	483,100	4,179,324
Grand Canyon Education, Inc. (a)	17,180	749,048
Kroton Educacional SA	200,400	3,334,833

		8,263,205

Hotels, Restaurants & Leisure - 1.7%
Ajisen China Holdings Ltd.	319,000	330,527
Chipotle Mexican Grill, Inc.-Class A (a)	20,050	10,682,239
DineEquity, Inc.	5,630	470,386
Ladbrokes PLC	387,654	1,152,030
McDonald’s Corp.	71,100	6,898,833
Melco Crown Entertainment Ltd. (ADR) (a)	92,832	3,640,871
Melco International Development Ltd.	340,000	1,256,381
Merlin Entertainments PLC (a)	225,169	1,333,005
MGM China Holdings Ltd.	96,400	413,203
Norwegian Cruise Line Holdings Ltd. (a)	20,609	731,001
Sodexo	87,070	8,829,587
Starbucks Corp.	231,800	18,170,802
Tatts Group Ltd.	499,650	1,385,250
Whitbread PLC	47,029	2,926,820
William Hill PLC	293,707	1,957,948
Yum! Brands, Inc.	9,910	749,295

		60,928,178

Household Durables - 0.4%
Even Construtora e Incorporadora SA	126,100	434,064
Meritage Homes Corp. (a)	13,970	670,420
NVR, Inc. (a)	570	584,826
PulteGroup, Inc.	686,550	13,985,023
Rossi Residencial SA (a)	112,600	97,556

		15,771,889

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	47,000	18,743,130

Company	Shares	U.S. $ Value
HomeAway, Inc. (a)	19,695	$805,132
priceline.com, Inc. (a)	19,000	22,085,600
Shutterfly, Inc. (a)	13,712	698,352

		42,332,214

Leisure Equipment & Products - 0.4%
Hasbro, Inc.	128,200	7,052,282
Polaris Industries, Inc.	60,790	8,853,456

		15,905,738

Media - 4.0%
British Sky Broadcasting Group PLC	133,110	1,860,374
CBS Corp.-Class B	316,100	20,148,214
Cineplex, Inc.	16,740	694,342
Comcast Corp.-Class A	362,100	18,816,526
Gannett Co., Inc.	374,870	11,088,655
Liberty Global PLC-Series C (a)	53,600	4,519,552
Liberty Media Corp. (a)	65,700	9,621,765
Naspers Ltd.-Class N	15,935	1,667,986
National CineMedia, Inc.	27,270	544,309
Reed Elsevier PLC	234,260	3,493,662
Regal Entertainment Group-Class A	343,790	6,686,716
SKY Perfect JSAT Holdings, Inc.	156,800	848,676
Thomson Reuters Corp.	77,280	2,922,417
Time Warner, Inc.	280,000	19,521,600
Viacom, Inc.-Class B	234,200	20,455,028
Walt Disney Co. (The)	254,200	19,420,880
Wolters Kluwer NV	118,580	3,385,975

		145,696,677

Multiline Retail - 0.5%
Canadian Tire Corp., Ltd.-Class A	9,500	889,767
El Puerto de Liverpool SAB de CV	24,920	286,103
Macy’s, Inc.	247,900	13,237,860
Myer Holdings Ltd.	290,380	715,293
Next PLC	26,960	2,436,955
SACI Falabella	39,330	353,293

		17,919,271

Specialty Retail - 2.3%
Belle International Holdings Ltd.	1,147,000	1,332,541
Cabela’s, Inc. (a)	9,650	643,269
CarMax, Inc. (a)	9,590	450,922
Children’s Place Retail Stores, Inc. (The) (a)	12,230	696,743
Chow Tai Fook Jewellery Group Ltd.	363,543	543,226
Dick’s Sporting Goods, Inc.	13,580	788,998
Fielmann AG	7,990	935,672
Five Below, Inc. (a)	14,116	609,811
GameStop Corp.-Class A	162,510	8,005,243
Home Depot, Inc. (The)	310,000	25,525,400
Lumber Liquidators Holdings, Inc. (a)	7,840	806,658
Men’s Wearhouse, Inc. (The)	13,460	687,537
Office Depot, Inc. (a)	136,960	724,518
PetSmart, Inc.	92,800	6,751,200
Restoration Hardware Holdings, Inc. (a)	7,898	531,535
Sanrio Co., Ltd.	21,500	905,306

Company	Shares	U.S. $ Value
Shimamura Co., Ltd.	13,900	$1,302,938
Sports Direct International PLC (a)	307,067	3,645,280
TJX Cos., Inc.	405,900	25,868,007
Tractor Supply Co.	10,570	820,021
Yamada Denki Co., Ltd.	1,018,600	3,331,816
Zhongsheng Group Holdings Ltd.	404,000	556,799

		85,463,440

Textiles, Apparel & Luxury Goods - 0.9%
Alpargatas SA (Preference Shares)	46,300	290,448
Cie Financiere Richemont SA	56,610	5,655,191
Cie Financiere Richemont SA (Johannesburg)	130,430	1,302,921
Daphne International Holdings Ltd.	282,000	127,139
Hugo Boss AG	7,250	1,032,590
Jones Group, Inc. (The)	38,990	583,290
Li & Fung Ltd.	3,084,000	3,994,399
LVMH Moet Hennessy Louis Vuitton SA	11,100	2,027,902
NIKE, Inc.-Class B	173,912	13,676,440
Samsonite International SA	701,800	2,131,429
Shenzhou International Group Holdings Ltd.	129,000	488,434
Under Armour, Inc.-Class A (a)	8,460	738,558
Yue Yuen Industrial Holdings Ltd.	143,000	478,152

		32,526,893

		504,663,872

Information Technology - 9.8%
Communications Equipment - 0.0%
BYD Electronic International Co., Ltd. (a)	630,000	367,609
Ciena Corp. (a)	18,920	452,756
Harris Corp.	9,620	671,572

		1,491,937

Computers & Peripherals - 2.2%
Apple, Inc. (c)	85,700	48,087,127
Catcher Technology Co., Ltd.	443,000	2,884,682
Hewlett-Packard Co.	1,027,700	28,755,046
Inventec Corp.	774,000	685,382
Lite-On Technology Corp.	217,075	348,853

		80,761,090

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	83,275	7,426,464
Anixter International, Inc.	5,430	487,831
Arrow Electronics, Inc. (a)	14,800	802,900
Avnet, Inc.	19,090	842,060
CDW Corp./DE	21,980	513,453
Flextronics International Ltd. (a)	32,930	255,866
Innolux Corp. (a)	349,000	133,350
Insight Enterprises, Inc. (a)	21,720	493,261
Jabil Circuit, Inc.	26,540	462,858
Ju Teng International Holdings Ltd.	388,000	256,691
LG Display Co., Ltd. (a)	55,530	1,340,957
LG Display Co., Ltd. (ADR)	180,121	2,186,669
TTM Technologies, Inc. (a)	48,660	417,503

Company	Shares	U.S. $ Value
Vishay Intertechnology, Inc. (a)	59,470	$788,572

		16,408,435

Internet Software & Services - 1.8%
Baidu, Inc. (Sponsored ADR) (a)	1,570	279,272
CoStar Group, Inc. (a)	5,215	962,585
Criteo SA (Sponsored ADR) (a)	6,083	208,039
eBay, Inc. (a)	217,400	11,933,086
Google, Inc.-Class A (a)	33,600	37,655,856
LinkedIn Corp.-Class A (a)	39,700	8,608,151
Pandora Media, Inc. (a)	24,090	640,794
Telecity Group PLC	346,121	4,163,757
Yelp, Inc. (a)	8,521	587,523
Zillow, Inc. (a)	5,150	420,909

		65,459,972

IT Services - 3.1%
Amadeus IT Holding SA-Class A	65,650	2,812,137
Amdocs Ltd.	471,700	19,452,908
Cognizant Technology Solutions Corp.-Class A (a)	282,900	28,567,242
Convergys Corp.	23,700	498,885
Fidelity National Information Services, Inc.	332,200	17,832,496
Fiserv, Inc. (a)	45,010	2,657,841
Fujitsu Ltd. (a)	547,000	2,834,924
HCL Technologies Ltd.	36,665	751,041
International Business Machines Corp.	70,700	13,261,199
MAXIMUS, Inc.	11,580	509,404
Obic Co., Ltd.	57,900	1,710,807
Otsuka Corp.	9,600	1,226,439
Visa, Inc.-Class A	104,100	23,180,988

		115,296,311

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Semiconductor Engineering, Inc.	964,000	900,563
Advanced Semiconductor Engineering, Inc. (ADR)	69,151	331,925
Cavium, Inc. (a)	12,410	428,269
Entegris, Inc. (a)	55,150	639,740
King Yuan Electronics Co., Ltd.	536,000	368,950
Kinsus Interconnect Technology Corp.	94,000	312,558
Lam Research Corp. (a)	13,170	717,107
Micron Technology, Inc. (a)	24,030	522,893
MKS Instruments, Inc.	13,110	392,513
Samsung Electronics Co., Ltd.	110	143,335
Samsung Electronics Co., Ltd. (GDR) (d)	13,190	6,392,685
Samsung Electronics Co., Ltd. (GDR) (London) (d)	4,160	2,722,060
SK Hynix, Inc. (a)	35,230	1,232,259
Sumco Corp.	180,400	1,591,472
Taiwan Semiconductor Manufacturing Co., Ltd.	640,000	2,259,812
Teradyne, Inc. (a)	25,720	453,186
Tokyo Electron Ltd.	30,600	1,686,143

		21,095,470

Company	Shares	U.S. $ Value
Software - 1.6%
ANSYS, Inc. (a)	248,966	$21,709,835
Aspen Technology, Inc. (a)	12,762	533,452
Concur Technologies, Inc. (a)	6,790	700,592
Dassault Systemes	4,460	553,617
Electronic Arts, Inc. (a)	659,810	15,136,041
FireEye, Inc. (a)	4,896	213,515
Guidewire Software, Inc. (a)	15,097	740,810
Infoblox, Inc. (a)	15,007	495,531
Informatica Corp. (a)	10,490	435,335
Microsoft Corp.	366,700	13,725,581
NetSuite, Inc. (a)	4,040	416,201
Oracle Corp. Japan	28,800	1,052,765
Playtech PLC	48,490	592,401
SAP AG	18,277	1,585,010
ServiceNow, Inc. (a)	14,309	801,447
Tableau Software, Inc.-Class A (a)	10,575	728,935
Ultimate Software Group, Inc. (The) (a)	4,606	705,731

		60,126,799

		360,640,014

Industrials - 8.3%
Aerospace & Defense - 2.0%
BAE Systems PLC	165,760	1,195,924
Boeing Co. (The)	186,500	25,455,385
European Aeronautic Defence and Space Co. NV	86,668	6,653,518
Hexcel Corp. (a)	21,376	955,293
MTU Aero Engines AG	33,310	3,273,403
Precision Castparts Corp.	75,400	20,305,220
QinetiQ Group PLC	192,970	694,117
Raytheon Co.	103,300	9,369,310
Safran SA	38,430	2,671,977
Thales SA	19,460	1,254,071
TransDigm Group, Inc.	3,777	608,172
Zodiac Aerospace	10,730	1,901,464

		74,337,854

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	12,780	565,515
FedEx Corp.	62,700	9,014,379

		9,579,894

Airlines - 0.1%
Qantas Airways Ltd. (a)	1,587,003	1,556,714
Turk Hava Yollari	202,032	605,710

		2,162,424

Commercial Services & Supplies - 0.4%
Aggreko PLC	19,781	561,002
Babcock International Group PLC	164,580	3,698,117
Edenred	113,466	3,799,115
Steelcase, Inc.-Class A	29,720	471,359

Company	Shares	U.S. $ Value
Stericycle, Inc. (a)	60,187	$6,991,924

		15,521,517

Construction & Engineering - 0.0%
Granite Construction, Inc.	14,240	498,115
Tutor Perini Corp. (a)	31,810	836,603

		1,334,718

Electrical Equipment - 0.5%
AMETEK, Inc.	13,532	712,730
Eaton Corp. PLC	171,300	13,039,356
General Cable Corp.	17,400	511,734
Sumitomo Electric Industries Ltd.	236,600	3,955,013

		18,218,833

Industrial Conglomerates - 1.0%
Alliance Global Group, Inc.	1,330,400	776,465
Bidvest Group Ltd.	19,770	506,474
Carlisle Cos., Inc.	9,790	777,326
Danaher Corp.	385,100	29,729,720
Hutchison Whampoa Ltd.	195,000	2,659,544
SM Investments Corp.	11,338	182,164
Toshiba Corp.	578,000	2,433,271

		37,064,964

Machinery - 1.3%
Actuant Corp.-Class A	16,800	615,552
Chart Industries, Inc. (a)	6,630	634,093
China Conch Venture Holdings Ltd. (a)	49,600	135,605
IDEX Corp.	12,199	900,896
Illinois Tool Works, Inc.	252,000	21,188,160
Joy Global, Inc.	5,010	293,035
Kennametal, Inc.	12,800	666,496
Komatsu Ltd.	119,400	2,451,434
Lincoln Electric Holdings, Inc.	10,600	756,204
Middleby Corp. (The) (a)	3,070	736,708
Parker Hannifin Corp.	134,000	17,237,760
Terex Corp.	20,430	857,856
Valmont Industries, Inc.	5,534	825,230

		47,299,029

Marine - 0.2%
Kirby Corp. (a)	9,819	974,536
Nippon Yusen KK	1,306,000	4,175,840

		5,150,376

Professional Services - 1.0%
51job, Inc. (ADR) (a)	4,067	316,819
Bureau Veritas SA	249,854	7,294,420
Capita PLC	391,760	6,743,444
Intertek Group PLC	178,180	9,299,453
Robert Half International, Inc.	16,930	710,891
SGS SA	2,313	5,325,108
Verisk Analytics, Inc.-Class A (a)	103,700	6,815,164

Company	Shares	U.S. $ Value
WageWorks, Inc. (a)	13,228	$786,272

		37,291,571

Road & Rail - 0.8%
Central Japan Railway Co.	4,000	471,408
Con-way, Inc.	16,180	642,508
East Japan Railway Co.	8,600	685,057
Genesee & Wyoming, Inc.-Class A (a)	7,524	722,680
Globaltrans Investment PLC (Sponsored GDR) (d)	30,501	484,966
Localiza Rent a Car SA	38,525	543,440
Nippon Express Co., Ltd.	288,000	1,394,097
Ryder System, Inc.	8,620	635,984
Union Pacific Corp.	149,500	25,116,000

		30,696,140

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	20,130	385,691
Mitsubishi Corp.	132,800	2,549,482
United Rentals, Inc. (a)	12,940	1,008,673
WW Grainger, Inc.	80,700	20,612,394

		24,556,240

Transportation Infrastructure - 0.0%
Jiangsu Expressway Co., Ltd.-Class H	482,000	594,240
Sydney Airport	80,970	275,188

		869,428

		304,082,988

Health Care - 7.7%
Biotechnology - 1.8%
Actelion Ltd. (a)	66,960	5,679,598
Aegerion Pharmaceuticals, Inc. (a)	2,160	153,274
Biogen Idec, Inc. (a)(c)	89,600	25,065,600
BioMarin Pharmaceutical, Inc. (a)	6,320	444,107
Celgene Corp. (a)	68,300	11,539,968
Cubist Pharmaceuticals, Inc. (a)	7,590	522,723
Gilead Sciences, Inc. (a)	252,300	18,960,345
Isis Pharmaceuticals, Inc. (a)	3,093	123,225
NPS Pharmaceuticals, Inc. (a)	10,420	316,351
Pharmacyclics, Inc. (a)	2,590	273,970
Quintiles Transnational Holdings, Inc. (a)	10,815	501,167
Vertex Pharmaceuticals, Inc. (a)	49,800	3,700,140

		67,280,468

Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	9,900	565,785
Becton Dickinson and Co.	167,800	18,540,222
HeartWare International, Inc. (a)	6,104	573,532
Medtronic, Inc.	338,500	19,426,515
Sirona Dental Systems, Inc. (a)	7,210	506,142

		39,612,196

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. (a)	16,179	$765,752
Envision Healthcare Holdings, Inc. (a)	14,493	514,791
Health Net, Inc./CA (a)	164,880	4,891,990
LifePoint Hospitals, Inc. (a)	13,690	723,379
Mednax, Inc. (a)	11,800	629,884
Molina Healthcare, Inc. (a)	13,090	454,877
Patterson Cos., Inc. (c)	228,700	9,422,440
Premier, Inc.-Class A (a)	9,366	344,294
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	363,600	890,139
Sonic Healthcare Ltd.	74,250	1,101,905
Suzuken Co., Ltd./Aichi Japan	35,400	1,146,711
Universal Health Services, Inc.-Class B	9,980	810,975
WellCare Health Plans, Inc. (a)	5,728	403,366

		22,100,503

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	26,744	7,238,542
ICON PLC (a)	14,985	605,544

		7,844,086

Pharmaceuticals - 4.0%
Akorn, Inc. (a)	22,016	542,254
Allergan, Inc./United States (c)	217,300	24,137,684
Astellas Pharma, Inc.	48,800	2,893,196
AstraZeneca PLC	17,160	1,018,050
Daiichi Sankyo Co., Ltd.	225,900	4,130,571
GlaxoSmithKline PLC	334,120	8,926,841
Glenmark Pharmaceuticals Ltd.	30,690	264,824
Jazz Pharmaceuticals PLC (a)	7,370	932,747
Johnson & Johnson (c)	320,900	29,391,231
Merck & Co., Inc.	176,300	8,823,815
Novartis AG	103,670	8,309,079
Pfizer, Inc.	1,547,700	47,406,051
Richter Gedeon Nyrt	34,620	703,780
Roche Holding AG	31,720	8,885,602
Sanofi	12,170	1,299,693

		147,665,418

		284,502,671

Consumer Staples - 7.0%
Beverages - 0.6%
Anheuser-Busch InBev NV	31,540	3,353,843
Carlsberg A/S-Class B	21,970	2,431,062
Diageo PLC	201,060	6,662,841
PepsiCo, Inc.	71,600	5,938,504
SABMiller PLC (Johannesburg)	15,690	797,588
SABMiller PLC (London)	46,800	2,409,033

		21,592,871

Food & Staples Retailing - 2.6%
Bizim Toptan Satis Magazalari AS	10,622	117,007
Costco Wholesale Corp. (c)	169,000	20,112,690

Company	Shares	U.S. $ Value
CVS Caremark Corp.	176,500	$12,632,105
Jean Coutu Group PJC, Inc. (The)-Class A	32,090	556,156
Jeronimo Martins SGPS SA	201,232	3,934,836
Koninklijke Ahold NV	248,360	4,463,311
Kroger Co. (The)	669,600	26,469,288
Lawson, Inc.	7,500	561,269
Magnit OJSC (Sponsored GDR) (d)	13,850	916,870
Metro, Inc.	26,550	1,622,118
Olam International Ltd.	4,160,183	5,074,734
Shoprite Holdings Ltd.	5,940	93,017
Sprouts Farmers Market, Inc. (a)	12,970	498,437
Sugi Holdings Co., Ltd.	13,900	564,685
Tsuruha Holdings, Inc.	8,900	817,187
Wal-Mart Stores, Inc.	224,600	17,673,774

		96,107,484

Food Products - 1.8%
AVI Ltd.	44,890	245,547
ConAgra Foods, Inc.	508,300	17,129,710
Dean Foods Co. (a)	35,950	617,980
Green Mountain Coffee Roasters, Inc. (a)	9,356	707,126
Gruma SAB de CV-Class B (a)	28,350	214,311
JBS SA	80,200	298,714
JM Smucker Co. (The)	125,514	13,005,761
Kraft Foods Group, Inc.	129,599	6,987,978
Mead Johnson Nutrition Co.-Class A	283,600	23,754,336
MHP SA (GDR) (d)	29,700	506,385
Unilever PLC	25,421	1,045,968

		64,513,816

Household Products - 0.3%
Henkel AG & Co. KGaA	73,933	7,708,176
Kimberly-Clark de Mexico SAB de CV-Class A	66,190	188,231
LG Household & Health Care Ltd. (a)	7,234	3,761,571

		11,657,978

Tobacco - 1.7%
Altria Group, Inc.	214,400	8,230,816
British American Tobacco PLC	251,079	13,476,435
Gudang Garam Tbk PT	74,000	255,945
Imperial Tobacco Group PLC	97,840	3,793,071
Japan Tobacco, Inc.	293,800	9,559,883
Philip Morris International, Inc. (b)	201,200	17,530,556
Reynolds American, Inc.	182,500	9,123,175

		61,969,881

		255,842,030

Energy - 5.7%
Energy Equipment & Services - 1.4%
Aker Solutions ASA	152,030	2,721,889
Eurasia Drilling Co., Ltd. (GDR) (d)	10,580	476,100
FMC Technologies, Inc. (a)	7,405	386,615
Halliburton Co.	188,800	9,581,600
Helix Energy Solutions Group, Inc. (a)	17,650	409,127
Oceaneering International, Inc.	8,620	679,946

Company	Shares	U.S. $ Value
Oil States International, Inc. (a)	3,867	$393,351
Pason Systems, Inc.	22,000	475,933
Saipem SpA	100,450	2,154,214
Schlumberger Ltd. (c)	372,600	33,574,986
Superior Energy Services, Inc. (a)	7,500	199,575

		51,053,336

Oil, Gas & Consumable Fuels - 4.3%
BG Group PLC	424,490	9,134,325
Bill Barrett Corp. (a)	23,330	624,777
Chevron Corp.	74,900	9,355,759
China Petroleum & Chemical Corp.-Class H	320,400	262,897
Cimarex Energy Co.	6,270	657,786
Concho Resources, Inc. (a)	3,750	405,000
ENI SpA	182,950	4,420,740
Gazprom OAO (Sponsored ADR)	354,780	3,068,847
Hess Corp.	281,500	23,364,500
JX Holdings, Inc.	824,100	4,243,658
KazMunaiGas Exploration Production JSC (GDR) (d)	18,690	293,433
Kinder Morgan, Inc./DE	254,300	9,154,800
LUKOIL OAO (London) (Sponsored ADR)	30,360	1,916,323
Marathon Petroleum Corp.	209,800	19,244,954
Noble Energy, Inc. (c)	252,400	17,190,964
NovaTek OAO (Sponsored GDR) (d)	7,730	1,059,471
Oasis Petroleum, Inc. (a)	11,960	561,761
Occidental Petroleum Corp.	250,900	23,860,590
Oil & Natural Gas Corp. Ltd.	43,400	202,965
Petroleo Brasileiro SA (Sponsored ADR)	135,175	1,985,721
PTT PCL	54,300	472,605
Royal Dutch Shell PLC-Class B	16,410	618,988
SM Energy Co.	5,459	453,697
Statoil ASA	118,120	2,872,265
Stone Energy Corp. (a)	16,330	564,855
Valero Energy Corp.	467,100	23,541,840
Western Refining, Inc.	23,350	990,273

		160,523,794

		211,577,130

Materials - 2.7%
Chemicals - 2.0%
Arkema SA	31,850	3,718,746
Chemtura Corp. (a)	27,060	755,515
Denki Kagaku Kogyo KK	845,000	3,492,624
EMS-Chemie Holding AG	3,030	1,080,418
Essentra PLC	439,677	6,263,333
Givaudan SA (a)	1,030	1,473,482
Huntsman Corp.	33,240	817,704
Hyosung Corp. (a)	9,180	612,518
Koninklijke DSM NV	35,881	2,823,776
LyondellBasell Industries NV-Class A	230,700	18,520,596
Monsanto Co.	150,220	17,508,141
Nippon Shokubai Co., Ltd.	158,000	1,745,612
PolyOne Corp.	24,990	883,397

Company	Shares	U.S. $ Value
Sherwin-Williams Co. (The)	76,700	$14,074,450

		73,770,312

Construction Materials - 0.0%
China National Building Material Co., Ltd.-Class H	548,000	593,590
Grasim Industries Ltd. (GDR) (d)	4,754	209,221
West China Cement Ltd.	1,078,000	160,299

		963,110

Containers & Packaging - 0.1%
Avery Dennison Corp.	12,900	647,451
Graphic Packaging Holding Co. (a)	80,980	777,408

		1,424,859

Metals & Mining - 0.5%
BHP Billiton PLC	259,721	8,059,115
Commercial Metals Co.	36,470	741,435
Dowa Holdings Co., Ltd.	104,000	1,017,532
KGHM Polska Miedz SA	16,350	637,286
Korea Zinc Co., Ltd. (a)	470	141,779
MMC Norilsk Nickel OJSC (ADR)	188,750	3,137,025
Reliance Steel & Aluminum Co.	7,610	577,142
Rio Tinto PLC	44,800	2,531,632
Steel Dynamics, Inc.	38,910	760,301
Ternium SA (Sponsored ADR)	18,640	583,432
Vale SA (Sponsored ADR)	23,490	358,222
Vale SA (Sponsored ADR) (Local Preference Shares)	91,480	1,281,635

		19,826,536

Paper & Forest Products - 0.1%
Duratex SA	45,500	253,919
Mondi PLC	144,100	2,501,361
Nine Dragons Paper Holdings Ltd.	445,000	388,698
Sappi Ltd. (a)	205,525	642,678

		3,786,656

		99,771,473

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	181,800	6,392,088
Bezeq The Israeli Telecommunication Corp., Ltd.	685,043	1,161,737
Deutsche Telekom AG	92,180	1,588,278
Nippon Telegraph & Telephone Corp.	56,400	3,037,727
Singapore Telecommunications Ltd.	395,000	1,142,165
Swisscom AG	5,680	3,001,845
TDC A/S	262,050	2,541,852
Telekomunikasi Indonesia Persero TBK PT	1,965,000	347,783
Telenor ASA	139,230	3,326,703
Telstra Corp., Ltd.	495,270	2,324,601
Verizon Communications, Inc.	320,200	15,734,628
Vivendi SA	231,231	6,099,272

		46,698,679

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	12,500	$129,961
SK Telecom Co., Ltd.	4,410	965,081
StarHub Ltd.	162,000	552,229
Turkcell Iletisim Hizmetleri AS (a)	83,790	444,062
Vodafone Group PLC	2,375,070	9,351,101

		11,442,434

		58,141,113

Utilities - 0.5%
Electric Utilities - 0.2%
EDP - Energias de Portugal SA	612,920	2,251,311
Electricite de France	120,620	4,267,190
Light SA	37,800	355,565
PNM Resources, Inc.	28,210	680,425
Power Assets Holdings Ltd.	206,000	1,641,185

		9,195,676

Gas Utilities - 0.1%
Atmos Energy Corp.	15,770	716,274
Southwest Gas Corp.	9,940	555,745
UGI Corp.	15,840	656,726

		1,928,745

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	251,821	3,961,529
China Resources Power Holdings Co., Ltd.	104,000	246,839

		4,208,368

Multi-Utilities - 0.1%
National Grid PLC	181,900	2,379,108

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	41,400	464,512
Cia de Saneamento de Minas Gerais-COPASA	29,000	457,264

		921,776

		18,633,673

Total Common Stocks (cost $2,052,423,478)		2,646,859,546

INVESTMENT COMPANIES - 7.5%
Funds and Investment Trusts - 7.5%
iShares MSCI EAFE ETF	969,107	64,988,315
SPDR S&P 500 ETF Trust	1,145,897	211,612,799

Total Investment Companies (cost $264,100,652)		276,601,114

WARRANTS - 0.5%
Financials - 0.3%
Commercial Banks - 0.1%
Abu Dhabi Commercial Bank PJSC, Deutsche Bank AG London, expiring 2/11/19 (a)	85,990	152,178

Company	Shares	U.S. $ Value
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(d)	48,770	$509,393
BankMuscat SAOG, Citigroup Global Markets, , expiring 2/04/16 (a)	66,000	109,720
Canara Bank, Deutsche Bank AG London, expiring 1/17/17 (a)	17,920	81,781
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	24,090	468,409
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	92,770	474,850
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/14 (a)	34,100	345,357
Union Bank of India, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	120,680	254,634

		2,396,322

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	308,870	3,978,216

Consumer Finance - 0.0%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	458,289	800,199
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	134,096	1,459,385

		2,259,584

Real Estate Management & Development - 0.1%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (a)	436,484	327,996
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	944,210	1,964,051

		2,292,047

		10,926,169

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(d)	70,150	2,446,359

IT Services - 0.1%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 8/17/15 (a)	27,740	566,735
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	71,270	2,502,606

		3,069,341

		5,515,700

Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(d)	17,618	258,920

Company	Shares	U.S. $ Value
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 2/02/15 (a)	32,470	$298,046
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	32,470	298,047

		855,013

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	144,480	251,169

Air Freight & Logistics - 0.0%
Agility, Inc., Credit Suisse International, expiring 1/14/16 (a)(d)	130,949	320,919

Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG London, expiring 7/31/17 (a)	351,990	148,543

		720,631

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp. Ltd., Deutsche Bank AG London, expiring 1/17/17 (a)	65,649	306,451

Materials - 0.0%
Chemicals - 0.0%
United Phosphorus Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (a)	82,800	264,906

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)	790,306	197,576

Total Warrants (cost $17,360,611)		18,786,446

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
IRS Swaption, Citibank, NA, Expiration: May 2014, Receive 3.90% Pay 3-month LIBOR (BBA) (a)	8,490	376,417
IRS Swaption, Citibank, NA, Expiration: May 2014, Receive 3.95% Pay 3-month LIBOR (BBA) (a)	11,080	415,562
IRS Swaption, Deutsche Bank AG London, Expiration: May 2014, Receive 1.95% Pay 3-month LIBOR (BBA) (a)	83,040	965,728
IRS Swaption, JPMorgan Chase Bank, NA, Expiration: May 2014, Receive 3.12% Pay 3-month LIBOR (BBA) (a)	26,820	644,309
IRS Swaption, Morgan Stanley Capital Services, LLC, Expiration: May 2014, Receive 3.14% Pay 3-month LIBOR (BBA) (a)	34,820	765,308

Company	Shares	U.S. $ Value
Total Options Purchased - Puts (premiums paid $2,013,298)		$3,167,324

SHORT-TERM INVESTMENTS - 18.8%
Investment Companies - 18.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (e)+ (cost $668,200,353)	668,200,353	668,200,353

	Principal Amount (000)
U.S. Treasury Bills - 0.7%
U.S. Treasury Bill Zero Coupon, 1/16/14 (b) (cost $24,999,745)	$25,000	24,999,745

Total Short-Term Investments (cost $693,200,098)		693,200,098

Total Investments - 98.8% (cost $3,029,098,137) (f)	3,638,614,528
Other assets less liabilities - 1.2%		44,777,415

Net Assets - 100.0%		$3,683,391,943

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	3,129	March 2014	$127,043,938	$133,785,828	$6,741,890
FTSE 100 Index Futures	403	March 2014	43,370,579	44,695,620	1,325,041
Russell 2000 Mini Futures	359	March 2014	40,474,265	41,694,260	1,219,995
S&P Mid 400 E Mini Futures	303	March 2014	39,661,057	40,583,820	922,763
S&P TSX 60 Index Futures	8	March 2014	1,145,631	1,176,220	30,589
SPI 200 Futures	82	March 2014	9,397,063	9,734,309	337,246
TOPIX Index Futures	1,497	March 2014	176,320,891	185,152,645	8,831,754
U.S. Long Bond (CBT) Futures	39	March 2014	5,087,726	5,004,187	(83,539)
U.S. T-Note 10 Yr (CBT) Futures	315	March 2014	39,441,777	38,759,766	(682,011)
U.S. Ultra Bond (CBT) Futures	53	March 2014	7,291,793	7,221,250	(70,543)
Sold Contracts
Hang Seng Index Futures	430	January 2014	64,056,673	64,694,363	(637,690)
Mini MSCI Emerging Market	1,968	March 2014	97,052,481	100,053,120	(3,000,639)

					$14,934,856

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	126,775	EUR	93,396	2/18/14	$1,707,401
Barclays Bank PLC Wholesale	JPY	4,897,514	USD	50,329	2/18/14	3,813,638
BNP Paribas SA	GBP	1,298	USD	2,090	2/18/14	(58,868)
BNP Paribas SA	USD	10,156	JPY	1,001,139	2/18/14	(647,613)
BNP Paribas SA	USD	11,421	NZD	14,075	2/18/14	118,645
BNP Paribas SA	USD	4,137	NZD	5,019	2/18/14	(22,066)
Citibank, NA	USD	7,601	CHF	6,784	2/18/14	6,399
Citibank, NA	USD	28,688	SEK	181,999	2/18/14	(414,351)
Credit Suisse International	AUD	71,851	USD	64,890	2/18/14	927,344
Credit Suisse International	CAD	68,902	USD	64,934	2/18/14	143,455
Credit Suisse International	CHF	25,693	USD	28,940	2/18/14	127,617
Credit Suisse International	CHF	25,039	USD	27,599	2/18/14	(479,596)
Credit Suisse International	GBP	47,058	USD	76,838	2/18/14	(1,062,999)
Credit Suisse International	JPY	12,886,765	USD	123,866	2/18/14	1,471,008
Credit Suisse International	NOK	10,782	USD	1,821	2/18/14	46,640
Credit Suisse International	USD	30,196	CHF	27,029	2/18/14	114,985
Credit Suisse International	USD	22,442	JPY	2,251,373	2/18/14	(1,059,220)
Credit Suisse International	USD	18,728	NOK	115,167	2/18/14	227,430
Deutsche Bank AG London	GBP	10,360	USD	16,737	2/18/14	(413,651)
Goldman Sachs Capital Markets LP	BRL	11,217	USD	4,788	1/03/14	33,792
Goldman Sachs Capital Markets LP	USD	4,703	BRL	11,217	1/03/14	51,332
Goldman Sachs Capital Markets LP	BRL	11,217	USD	4,665	2/04/14	(50,790)
Goldman Sachs Capital Markets LP	AUD	15,627	USD	13,845	2/18/14	(66,735)
Goldman Sachs Capital Markets LP	EUR	2,811	USD	3,864	2/18/14	(3,103)
Goldman Sachs Capital Markets LP	GBP	6,887	USD	11,042	2/18/14	(359,210)
Goldman Sachs Capital Markets LP	KRW	1,536,966	USD	1,437	2/18/14	(23,037)
Goldman Sachs Capital Markets LP	USD	12,166	AUD	12,936	2/18/14	(650,610)
Goldman Sachs Capital Markets LP	USD	11,390	GBP	7,104	2/18/14	370,529
Goldman Sachs Capital Markets LP	USD	1,433	KRW	1,523,516	2/18/14	13,929
HSBC Bank USA	USD	7,718	GBP	4,766	2/18/14	171,637
Morgan Stanley & Co., Inc.	USD	1,206	HKD	9,343	2/18/14	(664)
Royal Bank of Canada	CAD	3,730	USD	3,567	2/18/14	59,609
Royal Bank of Canada	USD	54,588	CAD	58,290	2/18/14	224,240
Royal Bank of Canada	USD	10,148	CAD	10,612	2/18/14	(169,590)
Royal Bank of Scotland PLC	EUR	18,853	USD	25,506	2/18/14	(429,641)
Royal Bank of Scotland PLC	JPY	330,245	USD	3,359	2/18/14	222,702
Royal Bank of Scotland PLC	USD	11,299	JPY	1,094,628	2/18/14	(902,640)
Royal Bank of Scotland PLC	USD	7,812	NZD	9,413	2/18/14	(94,191)
Standard Chartered Bank	BRL	11,217	USD	4,838	1/03/14	83,565
Standard Chartered Bank	USD	4,788	BRL	11,217	1/03/14	(33,792)
Standard Chartered Bank	GBP	2,221	USD	3,669	2/18/14	(8,146)
Standard Chartered Bank	HKD	249,647	USD	32,212	2/18/14	15,534
Standard Chartered Bank	JPY	1,478,948	USD	14,604	2/18/14	557,050
Standard Chartered Bank	KRW	13,268,356	USD	12,395	2/18/14	(205,248)
Standard Chartered Bank	USD	13,054	AUD	13,711	2/18/14	(848,210)
Standard Chartered Bank	USD	7,588	EUR	5,521	2/18/14	7,476
Standard Chartered Bank	USD	4,442	HKD	34,431	2/18/14	(1,843)
Standard Chartered Bank	USD	22,461	JPY	2,304,484	2/18/14	(573,985)
Standard Chartered Bank	USD	2,243	KRW	2,423,135	2/18/14	58,123

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	104,000	USD	991	1/07/14	$3,378
State Street Bank & Trust Co.	EUR	54,271	USD	73,675	2/18/14	(983,841)
State Street Bank & Trust Co.	NOK	44,036	USD	7,268	2/18/14	20,234
State Street Bank & Trust Co.	USD	10,404	CHF	9,561	2/18/14	317,878
State Street Bank & Trust Co.	USD	10,890	EUR	9,561	2/18/14	88,949
State Street Bank & Trust Co.	USD	14,151	EUR	10,254	2/18/14	(45,282)
State Street Bank & Trust Co.	USD	1,694	HKD	13,136	2/18/14	72
UBS AG	GBP	2,666	USD	4,240	2/18/14	(173,151)
UBS AG	NZD	15,582	USD	12,799	2/18/14	23,194
UBS AG	USD	9,343	JPY	953,823	2/18/14	(283,439)
Westpac Banking Corp.	AUD	53,202	USD	47,281	2/18/14	(79,830)

						$882,443

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$37,010	11/04/18	3 Month LIBOR	1.453%	$(399,008)
Citigroup Global Markets, Inc./(CME Group)	12,490	11/01/23	3 Month LIBOR	2.617%	(448,196)
Citigroup Global Markets, Inc./(CME Group)	13,000	11/05/23	3 Month LIBOR	2.76%	(304,858)
Citigroup Global Markets, Inc./(CME Group)	3,820	11/04/43	3 Month LIBOR	3.58%	(235,166)
Citigroup Global Markets, Inc./(CME Group)	3,500	11/05/43	3 Month LIBOR	3.66%	(163,009)

					$(1,550,237)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	212,386	0.46%	$74,040	10/15/14	Bank of America, NA	$689,821
Receive	MSCI AC Far East Ex Japan Index	305,978	0.40%	106,650	11/19/14	Bank of America, NA	1,012,800
Receive	MSCI AC Far East Ex Japan Index	273,942	0.35%	98,140	12/15/14	Bank of America, NA	(1,702,904)
Receive	MSCI Emerging Markets Index	54,135	0.32%	20,980	7/31/14	Deutsche Bank AG London	1,211,512

							$1,211,229

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $37,558,588.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $74,442,370.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $22,034,383 or 0.6% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $634,337,650 and gross unrealized depreciation of investments was $(24,821,259), resulting in net unrealized appreciation of $609,516,391.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won

NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IRS	-	Interest Rate Swaption
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Tax-Aware Overlay A Portfolio

COUNTRY BREAKDOWN*

December 31, 2013 (unaudited)

76.0%	United States
6.3%	United Kingdom
3.8%	Japan
2.5%	France
1.6%	Switzerland
1.1%	Hong Kong
1.0%	South Korea
1.0%	Germany
0.8%	Australia
0.7%	Brazil
0.5%	Singapore
0.5%	India
0.5%	China
3.7%	Other

100.0%	Total Investments

*	All data are as of December 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Belgium, Bermuda, Canada, Chile, Cyprus, Czech Republic, Denmark, Finland, Hungary, Indonesia, Ireland, Israel, Italy, Kazakhstan, Kuwait, Mexico, Netherlands, Norway, Oman, Peru, Philippines, Poland, Portugal, Puerto Rico, Qatar, Russia, South Africa, Spain, Sri Lanka, Taiwan, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$408,067,263	$140,937,319	$	– 0	–	$549,004,582
Consumer Discretionary	399,853,723	104,810,149		– 0	–	504,663,872
Information Technology	320,283,372	40,356,642		– 0	–	360,640,014
Industrials	225,039,994	79,042,994		– 0	–	304,082,988
Health Care	232,014,140	52,488,531		– 0	–	284,502,671
Consumer Staples	184,661,854	71,180,176		– 0	–	255,842,030
Energy	183,547,959	28,029,171		– 0	–	211,577,130
Materials	58,286,829	41,484,644		– 0	–	99,771,473
Telecommunication Services	24,668,568	33,472,545		– 0	–	58,141,113
Utilities	7,027,963	11,605,710		– 0	–	18,633,673

Investment Companies	276,601,114		– 0	–		– 0	–	276,601,114
Warrants	197,576		18,588,870			–0	–	18,786,446
Options Purchased - Puts	– 0	–	3,167,324			–0	–	3,167,324
Short-Term Investments:
Investment Companies	668,200,353		– 0	–		–0	–	668,200,353
U.S. Treasury Bill	– 0	–	24,999,745			– 0	–	24,999,745

Total Investments in Securities	2,988,450,708		650,163,820			– 0	–	3,638,614,528
Other Financial Instruments*:
Assets:
Futures	2,173,347		17,235,931			– 0	–	19,409,278
Forward Currency Exchange Contracts	– 0	–	11,027,785			– 0	–	11,027,785
Total Return Swaps	– 0	–	2,914,133			– 0	–	2,914,133
Liabilities:
Futures	(3,836,732)		(637,690)			– 0	–	(4,474,422)
Forward Currency Exchange Contracts	– 0	–	(10,145,342)			– 0	–	(10,145,342)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,550,237)			– 0	–	(1,550,237)
Total Return Swaps	– 0	–	(1,702,904)			– 0	–	(1,702,904)

Total^	$2,986,787,323		$667,305,496		$	– 0	–	$3,654,092,819

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 09/30/13		$15,109,056			$567,260			$15,676,316
Accrued discounts/(premiums)		– 0	–		510			510
Realized gain (loss)		(446,529)			(3,555)			(450,084)
Change in unrealized appreciation/depreciation		476,684			184			476,868
Purchases		– 0	–		– 0	–		– 0	–
Sales		(280,940)			(564,399)			(845,339)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(14,858,271)			– 0	–		(14,858,271)

Balance as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.6%
Long-Term Municipal Bonds - 63.4%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,788,234
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	4,027,118

		7,815,352

Arizona - 3.5%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	8,440	9,155,965
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,721,655
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,265,690
AGM
5.00%, 7/01/18-7/01/19	10,035	11,520,831
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	23,120	26,246,749

		59,910,890

California - 1.2%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	7,675	8,758,633
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	7,255	8,414,639
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,120,315
Series 2010C
5.00%, 5/01/19	730	845,165
NPFGC-RE Series 2006-32F
5.25%, 5/01/18	680	789,038

		19,927,790

Colorado - 1.7%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	333,981
Series 2011A
5.25%, 11/15/18	13,135	15,095,136
5.50%, 11/15/19	4,375	5,098,931
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/20	$2,875	$3,021,395
Plaza Met District #1 Co.
5.00%, 12/01/19	1,000	1,065,600
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	2,179,720
5.125%, 1/15/23	2,000	2,088,360

		28,883,123

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,237,357

Florida - 7.7%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,565,337
Broward Cnty FL Sch Brd COP
Series A
5.00%, 7/01/20	7,250	8,199,170
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,217,956
Series 2010A-1
5.00%, 6/01/16	5,375	5,893,580
Series 2012A
5.00%, 6/01/22	7,660	8,489,961
Series 2012A-1
5.00%, 6/01/21	10,490	11,718,169
NPFGC Series 2007A
5.00%, 3/01/15	80	84,142
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/16	22,515	24,911,496
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/16	300	331,764
Series 2010D
5.00%, 7/01/16	2,170	2,399,760
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	5,998,792
Jacksonville FL Sales Tax
5.00%, 10/01/21	2,500	2,771,750
Jacksonville FL Spl Rev Appropriation
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	17,656,678
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,693,733
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	8,527,134
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	2,640	2,238,878
Miami-Dade Cnty FL Sch Brd COP
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/31	$6,675	$6,771,120
Orange Cnty FL Sales Tax
4.00%, 10/01/15	4,910	5,224,044
5.00%, 10/01/16	2,650	2,951,358

		129,644,822

Georgia - 0.7%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,113,530
Richmond Cnty GA Brd of ED GO
5.00%, 10/01/15	1,615	1,746,671

		11,860,201

Hawaii - 1.0%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/24	5,800	6,526,508
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,434,445

		17,960,953

Illinois - 6.6%
Chicago IL GO
Series 2009C
5.00%, 1/01/23	1,785	1,847,921
NPFGC Series 2007C
5.00%, 1/01/19	3,915	4,181,807
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,564,181
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,555,464
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,547,656
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,801,134
Chicago IL Transit Auth Fed Hwy Grant (Chicago Il Fed Hwy Grant)
AGC
5.00%, 6/01/21	4,685	4,932,040
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,711,627
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/14-6/15/16	31,885	34,445,576
Series 2012B
5.00%, 6/15/19	6,105	6,470,873
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,210	1,195,589
Illinois GO
5.00%, 8/01/18	9,425	10,498,508
Series 2010
5.00%, 1/01/18	160	177,365

	Principal Amount (000)	U.S. $ Value
AMBAC
5.00%, 11/01/15	$6,905	$7,415,694
NPFGC Series 2001
5.375%, 4/01/16	3,540	3,862,140
Illinois Sales Tax
4.00%, 6/15/16	3,300	3,568,191
5.00%, 6/15/18	9,655	11,146,698

		111,922,464

Louisiana - 1.1%
Louisiana Gas & Fuels Tax
Series 2005A
5.00%, 5/01/15 (Pre-refunded/ETM)	6,760	7,184,528
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	10,888,881

		18,073,409

Maryland - 0.3%
Anne Arundel Cnty MD GO
5.00%, 4/01/16	4,315	4,753,922

Massachusetts - 4.1%
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	6,011,755
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,901,756
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,226,334
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,750	9,814,875
Series 2013B
5.00%, 8/01/17	32,490	37,218,920
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
Series 2004A
5.25%, 2/01/16	2,695	2,968,138

		70,141,778

Michigan - 1.6%
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	9,095,799
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	17,180	18,707,989

		27,803,788

Minnesota - 0.4%
Minneapolis MN GO
2.00%, 12/01/14	3,095	3,146,253

	Principal Amount (000)	U.S. $ Value
Minneapolis MN Spl SD #1 COP
Series 2013D
5.00%, 2/01/16	$2,910	$3,167,244

		6,313,497

Mississippi - 1.2%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
Series 2010C
5.00%, 8/01/22-8/01/23	11,105	12,108,586
Series 2010D
5.00%, 8/01/23	7,530	8,160,035

		20,268,621

Missouri - 0.4%
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NPFGC
5.50%, 7/01/16	5,980	6,676,730

Nebraska - 0.4%
Omaha NE Pub Pwr Dist Elec
Series 2011B
5.00%, 2/01/24	6,420	7,245,419

Nevada - 1.1%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,104,659
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,628,100
NPFGC-RE Series 2005A
5.00%, 6/15/18	210	224,448
NPFGC-RE Series 2005B
5.00%, 6/15/20	6,875	7,296,369
Nevada Unemployment
4.00%, 6/01/15	4,645	4,884,775

		18,138,351

New Jersey - 2.3%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2008W
5.00%, 3/01/17	1,510	1,692,468
Series 2010DD-1
5.00%, 12/15/17	4,685	5,374,210
Series 2011EE
5.00%, 9/01/18	4,940	5,680,556
5.25%, 9/01/19	2,630	3,054,114
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,216,859
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/18	7,500	8,599,425

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	$11,070	$12,569,542

		39,187,174

New Mexico - 0.3%
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/15	4,535	4,854,718

New York - 4.7%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	19,801,570
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,419,777
New York NY GO
Series 2010B
5.00%, 8/01/17	6,250	7,109,875
Series 2013B
5.00%, 8/01/19	3,860	4,463,820
Series 2013H
5.00%, 8/01/25	2,510	2,805,402
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/22	8,495	9,874,163
New York St Dormitory Auth
5.00%, 12/15/21 (Pre-refunded/ETM)	5	5,927
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	18,629,012
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2007B
5.00%, 4/01/15	1,240	1,312,491

		79,422,037

Ohio - 0.4%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,353,850
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
4.00%, 12/15/15-12/15/16	3,930	4,270,613

		7,624,463

Oregon - 0.4%
Oregon Dept of Admin Svc (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	5,930	6,725,806

Pennsylvania - 5.3%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/24-12/01/25	$7,470	$8,180,679
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/21	2,655	2,862,382
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	7,010,530
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/22-7/01/23	8,415	9,092,636
Series 2012A
5.00%, 7/01/16	18,710	20,802,339
Pennsylvania GO
Series 2009-2
5.00%, 4/15/16	5,190	5,725,816
Series 2010A
5.00%, 7/15/15	5,990	6,423,257
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,895,110
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/26	1,110	1,192,007
Pennsylvania Turnpike Comm
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	14,766,483
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,591,784
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,891,825

		89,434,848

Puerto Rico - 1.8%
Puerto Rico Elec Pwr Auth
Series 2008W
5.50%, 7/01/17	3,240	2,835,875
Series 2010AAA
5.25%, 7/01/21	8,775	6,687,428
Series 2010ZZ
5.00%, 7/01/17	4,525	3,925,166
5.25%, 7/01/19	4,000	3,240,040
Puerto Rico GO
Series 2007A
5.25%, 7/01/14	1,760	1,756,427
FGIC Series 2002A
5.50%, 7/01/18	2,450	2,106,167
NPFGC
6.00%, 7/01/14	6,210	6,247,757
Puerto Rico Hwy & Trnsp Auth
Series 2003AA
5.50%, 7/01/17 (Pre-refunded/ETM)	825	957,734
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
NPFGC Series 2003AA
5.50%, 7/01/17	555	539,271
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2012U

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/20	$2,760	$2,196,104

		30,491,969

Texas - 4.7%
Austin TX Wtr & Wstwtr Sys
5.00%, 11/15/25-11/15/26	11,990	13,308,491
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	5,987,051
Hurst-Euless-Bedford TX ISD GO
5.00%, 8/15/20-8/15/24	10,525	12,189,274
San Antonio TX Elec & Gas
Series 2012B
2.00%, 12/01/27	1,765	1,809,637
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	730,171
Texas A & M Univ
Series 2005B
5.00%, 5/15/15	2,985	3,179,592
Series 2013B
4.00%, 5/15/15	12,105	12,729,013
5.00%, 5/15/16	11,065	12,257,143
Texas PFA (Texas Workforce Commission)
Series 2010B
5.00%, 1/01/20	5,655	5,672,304
Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	11,140,210

		79,002,886

Virginia - 1.1%
Arlington Cnty VA GO
Series 2013A
4.00%, 8/01/15	4,600	4,866,938
Virginia College Bldg Auth
Series 2012-2
5.00%, 9/01/16	2,835	3,160,401
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/22	3,020	3,532,494
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2012A
5.00%, 11/01/15-11/01/16	6,565	7,178,454

		18,738,287

Washington - 4.3%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	7,835	8,813,435
Series 2011B
5.50%, 7/01/23	5,540	6,252,444
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	13,116,257
Energy Northwest WA (Bonneville Power Admin)

	Principal Amount (000)	U.S. $ Value
Series 2006A
5.00%, 7/01/16	$1,860	$2,067,725
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	16,662,381
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.00%, 6/01/15	2,220	2,349,781
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,910,053
Snohomish Cnty WA PUD #1
5.00%, 12/01/26	6,065	6,701,825
Series 2010A
5.00%, 12/01/19	5,415	6,298,728

		73,172,629

Wisconsin - 3.9%
Milwaukee WI GO
Series 2013N
5.00%, 5/15/15	16,815	17,906,293
Wisconsin GO
Series 20141
5.00%, 5/01/16 (a)	43,560	47,800,566

		65,706,859

Total Long-Term Municipal Bonds (cost $1,056,615,031)		1,072,940,143

Short-Term Municipal Notes - 2.2%
Alabama - 0.1%
Mobile AL IDB (Exxon Mobil Corp.)
0.02%, 7/15/32 (b)	1,200	1,200,000

Kentucky - 0.1%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
Series 2007B
0.03%, 8/01/37 (b)	1,025	1,025,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.02%, 8/15/38 (b)	1,200	1,200,000

		2,225,000

Mississippi - 0.9%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.02%, 12/01/30 (b)	2,200	2,200,000
Series 2010I
0.02%, 11/01/35 (b)	13,500	13,500,000

		15,700,000

New Jersey - 0.5%
New Jersey GO
Series 2013C

	Principal Amount (000)	U.S. $ Value
2.00%, 6/26/14	$8,515	$8,583,631

South Dakota - 0.0%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.05%, 9/01/27 (b)	795	795,000

Texas - 0.5%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.01%, 11/01/38 (b)	8,000	8,000,000

Wyoming - 0.1%
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
0.01%, 8/01/15 (b)	1,300	1,300,000

Total Short-Term Municipal Notes (cost $37,802,884)		37,803,631

Total Municipal Obligations (cost $1,094,417,915)		1,110,743,774

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.4%
Swaptions - 0.4%
IRS Swaption, Deutsche Bank AG New York, Expiration: May 2014, Pay 1.95%, Receive 3-month LIBOR (BBA) (c)	207,710	2,415,599
IRS Swaption, JPMorgan Chase Bank NA, Expiration: May 2014, Pay 3.12%, Receive 3-month LIBOR (BBA) (c)	67,080	1,611,494
IRS Swaption, Morgan Stanley Capital Services LLC, Expiration: May 2014, Pay 3.14%, Receive 3-month LIBOR (BBA) (c)	68,490	1,505,340
RS Swaption, Citibank NA, Expiration: May 2014, Pay 3.90%, Receive 3-month LIBOR (BBA) (c)	21,250	942,152
IRS Swaption, Citibank NA, Expiration: May 2014, Pay 3.95%, Receive 3-month LIBOR (BBA) (c)	21,800	817,621

Total Options Purchased - Puts (Premium paid $4,705,296)		7,292,206

	Shares
INVESTMENT COMPANIES - 3.1%
Funds and Investment Trusts - 3.1%
iShares MSCI EAFE ETF	120,898	8,107,420
SPDR S&P 500 ETF Trust	236,844	43,737,981

Total Investment Companies (cost $49,225,822)		51,845,401

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 3.5%
Financial Institutions - 2.7%
Banking - 2.7%
Bank of America Corp.
1.50%, 10/09/15	$6,000	$6,060,414
7.375%, 5/15/14	5,665	5,805,991
Capital One Financial Corp.
2.125%, 7/15/14	2,790	2,812,114
Citigroup, Inc.
2.65%, 3/02/15	5,500	5,611,551
4.70%, 5/29/15	5,850	6,158,582
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	2,627	2,738,004
6.00%, 5/01/14	3,700	3,766,071
JPMorgan Chase & Co.
1.875%, 3/20/15	6,360	6,445,974
Morgan Stanley
5.375%, 10/15/15	5,500	5,915,640

		45,314,341

Industrial - 0.8%
Communications - Telecommunications - 0.3%
AT&T, Inc.
5.10%, 9/15/14	5,377	5,548,381

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,310	2,486,408

Technology - 0.3%
Hewlett-Packard Co.
6.125%, 3/01/14	5,286	5,330,767

		13,365,556

Total Corporates - Investment Grades (cost $58,153,882)		58,679,897

	Shares
SHORT-TERM INVESTMENTS - 27.6%
Investment Companies - 26.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (d)+ (cost $451,512,653)	451,512,653	451,512,653

	Principal Amount (000)
U.S. Treasury Bills - 0.9%
U.S. Treasury Bill
Zero Coupon, 1/16/14 (e) (cost $15,499,842)	$15,500	15,499,842

Total Short-Term Investments (cost $467,012,495)		467,012,495

U.S. $ Value
Total Investments - 100.2% (cost $1,673,515,410) (f)	$1,695,573,773
Other assets less liabilities - (0.2)% (g)	(3,686,492)

Net Assets - 100.0%	$1,691,887,281

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1,106	March 2014	$45,097,376	$47,288,950	$2,191,574
FTSE 100 Index Futures	175	March 2014	18,809,542	19,408,768	599,226
Russell 2000 Mini Futures	140	March 2014	15,785,702	16,259,600	473,898
S&P 500 E Mini Futures	3,512	March 2014	316,173,682	323,297,160	7,123,478
S&P Mid 400 E Mini Futures	137	March 2014	17,927,446	18,349,780	422,334
SPI 200 Futures	53	March 2014	6,069,144	6,291,687	222,543
TOPIX Index Futures	356	March 2014	41,942,197	44,030,956	2,088,759
Sold Contracts
Hang Seng Index Futures	72	January 2014	10,725,769	10,832,545	(106,776)
Mini MSCI Emerging Market	394	March 2014	19,435,896	20,030,960	(595,064)
S&P/TSX 60 Index Futures	36	March 2014	5,220,176	5,292,991	(72,815)
U.S. T-Note 5 Yr (CBT) Futures	29	March 2014	3,505,342	3,460,062	45,280
U.S. T-Note 10 Yr (CBT) Futures	260	March 2014	32,579,675	31,992,187	587,488

					$12,979,925

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	26,469	EUR	19,491	2/18/14	$344,427
Credit Suisse International	AUD	6,805	USD	6,146	2/18/14	87,829
Credit Suisse International	CAD	9,427	USD	8,884	2/18/14	19,627
Credit Suisse International	CHF	8,657	USD	9,542	2/18/14	(165,816)
Credit Suisse International	GBP	6,318	USD	10,322	2/18/14	(136,992)
Credit Suisse International	JPY	1,924,296	USD	18,496	2/18/14	219,656
Credit Suisse International	USD	10,983	CHF	9,831	2/18/14	41,822
Credit Suisse International	USD	9,919	JPY	983,891	2/18/14	(574,739)
Goldman Sachs Capital Markets LP	USD	3,595	AUD	3,822	2/18/14	(192,226)
Goldman Sachs Capital Markets LP	USD	1,843	EUR	1,338	2/18/14	(2,804)
Goldman Sachs Capital Markets LP	USD	10,129	GBP	6,318	2/18/14	329,533
Royal Bank of Canada	CAD	1,681	USD	1,574	2/18/14	(6,467)
Royal Bank of Canada	USD	5,096	CAD	5,329	2/18/14	(85,162)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	JPY	272,914	USD	2,728	2/18/14	$135,883
State Street Bank & Trust Co.	EUR	8,811	USD	11,963	2/18/14	(157,682)
State Street Bank & Trust Co.	USD	4,642	CHF	4,266	2/18/14	141,833
UBS AG	USD	2,069	JPY	211,214	2/18/14	(62,764)
Westpac Banking Corp.	AUD	14,009	USD	12,450	2/18/14	(21,020)

						$(85,062)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Agent/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$92,570	11/04/18	3 Month LIBOR	1.453%	$(998,006)
Citigroup Global Markets, Inc./(CME Group)	24,570	11/01/23	3 Month LIBOR	2.617%	(881,679)
Citigroup Global Markets, Inc./(CME Group)	32,510	11/05/23	3 Month LIBOR	2.760%	(762,380)
Citigroup Global Markets, Inc./(CME Group)	7,520	11/04/43	3 Month LIBOR	3.58%	(462,944)
Citigroup Global Markets, Inc./(CME Group)	8,770	11/05/43	3 Month LIBOR	3.66%	(408,454)

					$(3,513,463)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	47,546	0.46%	$16,575	10/15/14	Bank of America, NA	$154,427
Receive	MSCI AC Far East Ex Japan Index	59,732	0.40%	20,820	11/19/14	Bank of America, NA	197,715
Receive	MSCI AC Far East Ex Japan Index	42,428	0.35%	15,200	12/15/14	Bank of America, NA	(263,745)
Receive	MSCI Daily TR Gross Ex USA USD	163,959	0.40%	30,641	5/15/14	Deutsche Bank AG London	1,970,537
Receive	MSCI Emerging Markets Index	33,596	0.32%	13,020	7/31/14	Deutsche Bank AG London	751,843
Receive	MSCI Daily TR Gross Ex USA USD	77,432	0.58%	38,597	1/15/14	JPMorgan Chase Bank, NA	1,475,973

							$4,286,750

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $ 1,892,979.
(f)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,486,396 and gross unrealized depreciation of investments was $(13,428,033), resulting in net unrealized appreciation of $22,058,363.
(g)	An amount of U.S. 24,239,382 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

As of December 31, 2013, the Fund held 5.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AC	-	All Country
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BBA	-	British Banker’s Association
CBT	-	Chicago Board of Trade
CCD	-	Community College District
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EAFE	-	Europe, Australia, and Far East
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
IRS	-	Interest Rate Swaption
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority

PUD	-	Public Utility District
RTP	-	Real Time Pricing
SD	-	School District
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
SRF	-	State Revolving Fund
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,070,673,027		$2,267,116		$1,072,940,143
Short-Term Municipal Notes		– 0	–	37,803,631		– 0	–	37,803,631
Options Purchased - Puts		– 0	–	7,292,206		– 0	–	7,292,206
Investment Companies		51,845,401		– 0	–	– 0	–	51,845,401
Corporates - Investment Grades		– 0	–	58,679,897		– 0	–	58,679,897
Short-Term Investments:
Investment Companies		451,512,653		– 0	–	– 0	–	451,512,653
U.S. Treasury Bills		– 0	–	15,499,842		– 0	–	15,499,842

Total Investments in Securities		503,358,054		1,189,948,603		2,267,116		1,695,573,773

Other Financial Instruments*:
Assets:
Futures	8,652,478		5,102,102	– 0	–	13,754,580
Forward Currency Exchange Contracts	– 0	–	1,320,610	– 0	–	1,320,610
Total Return Swaps	– 0	–	4,550,495	– 0	–	4,550,495
Liabilities:
Futures	(667,879)		(106,776)	– 0	–	(774,655)
Forward Currency Exchange Contracts	– 0	–	(1,405,672)	– 0	–	(1,405,672)
Centrally Cleared Interest Rate Swaps	– 0	–	(3,513,463)	– 0	–	(3,513,463)
Total Return Swaps	– 0	–	(263,745)	– 0	–	(263,745)

Total^	$511,342,653		$1,195,632,154	$2,267,116		$1,709,241,923

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,733,123		$5,733,123
Accrued discounts/(premiums)	(2,809)		(2,809)
Realized gain (loss)	509		509
Change in unrealized appreciation/depreciation	(19,170)		(19,170)
Purchases	– 0	–	– 0	–
Sales	(455,000)		(455,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(2,989,537)		(2,989,537)

Balance as of 12/31/13	$2,267,116		$2,267,116	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(18,529)		$(18,529)

+	Transferred out of Level 3 into Level 2 due to increase in observable inputs during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 60.7%
Long-Term Municipal Bonds - 56.8%
California - 49.1%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	$5,410	$6,173,838
Series 2010M
5.00%, 5/01/15	1,815	1,930,706
California DOT Fed Hwy Grant
NPFGC-RE Series 2004A
5.00%, 2/01/14	1,300	1,304,758
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/17-7/01/20	14,660	17,180,978
California GO
5.00%, 2/01/15-2/01/21	10,225	11,720,636
Series 2011A
5.00%, 10/01/20	1,500	1,751,625
Series 2013B
5.00%, 9/01/15	1,705	1,836,779
NPFGC-RE
5.00%, 11/01/23	3,200	3,621,440
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	3,000	3,535,560
California Pub Wks Brd
Series 2010C1
5.00%, 3/01/20 (Pre-refunded/ETM)	1,500	1,782,195
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	3,215	3,826,139
California Pub Wks Brd (California Pub Wks Brd Lease)
5.00%, 6/01/19	3,975	4,571,767
California St RAN
Series 2013A
2.00%, 6/23/14	8,790	8,866,297
California State Univ
Series 2011A
5.25%, 11/01/26	2,035	2,290,006
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/21	1,000	1,128,490
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	1,525	1,504,855
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,438,371
East Bay MUD CA Wtr Sys
Series 2012B
5.00%, 6/01/16	2,985	3,316,813

	Principal Amount (000)	U.S. $ Value
Livermore-Amador Vy Wtr CA
5.00%, 8/01/14	$2,910	$2,984,030
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/22	1,460	1,606,511
Long Beach CA Harbor
Series 2010B
5.00%, 5/15/22	2,000	2,254,580
NPFGC-RE Series 1998A
6.00%, 5/15/18	3,305	3,933,214
Los Angeles CA CCD GO
3.00%, 8/01/15	2,990	3,118,421
Series 2013F
5.00%, 8/01/15	2,135	2,293,887
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,638,825
Series 2010D
5.25%, 5/15/28	4,145	4,518,091
Los Angeles CA Dept W&P Pwr
4.00%, 7/01/16	6,570	7,151,117
Series 2012C
4.00%, 1/01/16	7,585	8,081,514
Los Angeles CA Dept W&P Wtr
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,352,850
Los Angeles CA Harbor Dept
Series 2011A
5.00%, 8/01/19	1,500	1,717,305
Los Angeles CA USD COP
Series 2010B
5.00%, 12/01/16	635	710,394
AMBAC Series 2007A
5.00%, 10/01/16	105	116,759
Los Angeles CA USD GO
Series 2010K
5.00%, 7/01/18	6,360	7,426,508
Series 2010KRY
5.25%, 7/01/25	160	182,315
Series 2011A-1
4.00%, 7/01/14	3,090	3,148,463
Los Angeles CA Wstwtr Sys
Series 2005A
4.75%, 6/01/15 (Pre-refunded/ETM)	1,655	1,759,215
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
Series 2013A
5.00%, 7/01/16	6,805	7,580,362
Series 2013C
5.00%, 7/01/19	1,240	1,468,458
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/16	4,000	4,492,000
Orange Cnty CA Santn COP
Series 2011A
4.00%, 8/01/14	3,095	3,163,616
Palm Springs CA USD GO
Series 2013C

	Principal Amount (000)	U.S. $ Value
3.00%, 8/01/15	$1,500	$1,564,425
Port of Oakland CA
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	6,910,294
Sacramento CA USD GO
5.00%, 7/01/25	2,380	2,571,185
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
Series 2009B
5.00%, 5/15/21-5/15/22	7,310	8,220,130
San Diego Cnty CA Wtr Auth
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,453,758
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
5.00%, 7/01/27 (a)	2,000	2,173,940
San Francisco City & Cnty CA Pub Util Wtr
Series 2011A
5.00%, 11/01/24	5,385	6,078,427
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	546,495
Series 2011G
5.00%, 5/01/24	2,470	2,725,744
Series 20122
5.00%, 5/01/27	1,270	1,370,241
NPFGC-RE Series 2006-32F
5.25%, 5/01/18	675	783,236
San Francisco City/Cnty CA GO
5.00%, 6/15/15	2,015	2,153,753
Santa Rosa CA HSD GO
4.00%, 8/01/15	2,500	2,634,500
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	9,771,616
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&p Pwr)
5.00%, 7/01/23	5,190	5,853,074
Univ of California
Series 2010U
5.00%, 5/15/18	2,555	2,989,759
Series 2012G
5.00%, 5/15/23	7,400	8,545,890
Series 2013A
5.00%, 5/15/48	6,000	6,946,080
Upper Santa Clara Vy CA Jt Pwr
Series 2011A
5.00%, 8/01/25	1,790	1,968,391
Vista CA USD GO
5.00%, 8/01/23-8/01/25	4,240	4,789,360

		240,529,986

Colorado - 0.4%
Plaza Met Dist #1 CO
5.00%, 12/01/22	690	711,473
Regional Trnsp Dist CO (Denver Transit Partners)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/22	$1,150	$1,206,706

		1,918,179

Florida - 1.0%
Citizens Ppty Ins Corp. FL
Series 2010A-1
5.00%, 6/01/16	580	635,958
Series 2011A-1
5.00%, 6/01/19	2,035	2,309,298
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/17	150	170,832
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,657,125

		4,773,213

Illinois - 1.4%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	4,978,567
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	550	552,150
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	295	291,487
Illinois GO
5.00%, 8/01/15	1,000	1,064,730
Series 2010
5.00%, 1/01/18	160	177,365

		7,064,299

New Jersey - 1.8%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	2,700	2,927,745
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/19	5,000	5,766,650

		8,694,395

Puerto Rico - 1.9%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	1,150	916,205
Series 2010AAA
5.25%, 7/01/21	2,400	1,829,040
Series 2010ZZ
5.25%, 7/01/22	1,215	900,765
Puerto Rico GO
NPFGC
6.00%, 7/01/14	1,000	1,006,080
6.50%, 7/01/15	2,860	2,904,158

	Principal Amount (000)	U.S. $ Value
Puerto Rico IND Tour Ed Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/19	$1,000	$961,340
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	1,030	946,385

		9,463,973

Texas - 0.6%
Spring Branch TX ISD GO
3.00%, 6/15/41	3,020	3,126,697

Washington - 0.6%
Port of Seattle WA
Series 2010C
5.00%, 2/01/18	2,405	2,695,596

Total Long-Term Municipal Bonds (cost $275,406,387)		278,266,338

Short-Term Municipal Notes - 3.9%
California - 3.9%
California Mun Fin Auth (Chevron USA, Inc.)
Series 2010B
0.01%, 11/01/35 (b)	4,000	4,000,000
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.)
0.01%, 11/01/26 (b)	15,000	15,000,000

Total Short-Term Municipal Notes (cost $19,000,000)		19,000,000

Total Municipal Obligations (cost $294,406,387)		297,266,338

	Shares
INVESTMENT COMPANIES - 3.1%
Funds and Investment Trusts - 3.1%
iShares MSCI EAFE ETF	34,717	2,328,122
SPDR S&P 500 ETF Trust	68,294	12,611,853

Total Investment Companies (cost $14,180,009)		14,939,975

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 2.0%
Financial Institutions - 1.5%
Banking - 1.5%
Bank of America Corp.
1.50%, 10/09/15	$3,000	3,030,207
Citigroup, Inc.
4.70%, 5/29/15	2,650	2,789,785
Morgan Stanley
1.75%, 2/25/16	1,559	1,579,929

		7,399,921

	Principal Amount (000)	U.S. $ Value
Industrial - 0.3%
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	$677	$728,700

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	760	763,785

		1,492,485

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	700	701,107

Total Corporates - Investment Grades (cost $9,522,963)		9,593,513

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.4%
Swaptions - 0.4%
IRS Swaption, Citibank, NA, Expiration: May 2014, Receive 3.90% Pay 3-month LIBOR (BBA) (c)	6,240	276,660
IRS Swaption, Citibank, NA, Expiration: May 2014, Receive 3.95% Pay 3-month LIBOR (BBA) (c)	6,190	232,159
IRS Swaption, Deutsche Bank AG London, Expiration: May 2014, Receive 1.95% Pay 3-month LIBOR (BBA) (c)	60,990	709,294
IRS Swaption, JPMorgan Chase Bank, NA, Expiration: May 2014, Receive 3.12% Pay 3-month LIBOR (BBA) (c)	19,700	473,262
IRS Swaption, Morgan Stanley Capital Services, LLC, Expiration: May 2014, Receive 3.14% Pay 3-month LIBOR (BBA) (c)	19,460	427,711

Total Options Purchased - Puts (premium paid $1,370,027)		2,119,086

	Shares
SHORT-TERM INVESTMENTS - 31.8%
Investment Companies - 31.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%+ (d) (cost $151,526,919)	151,526,919	151,526,919

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill Zero Coupon, 1/16/14 (a) (cost $4,099,958)	$4,100	$4,099,958

Total Short-Term Investments (cost $155,626,877)		155,626,877

Total Investments - 98.0% (cost $475,106,263) (e)		479,545,789
Other assets less liabilities - 2.0% (f)		9,977,524

Net Assets - 100.0%++		$489,523,313

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	339	March 2014	$13,817,285	$14,494,534	$677,249
FTSE 100 Index Futures	54	March 2014	5,802,361	5,988,991	186,630
Russell 2000 Mini Futures	40	March 2014	4,510,212	4,645,600	135,388
S&P 500 E Mini Futures	1,020	March 2014	91,827,686	93,896,100	2,068,414
S&P Mid 400 E Mini Futures	40	March 2014	5,234,495	5,357,600	123,105
SPI 200 Futures	16	March 2014	1,831,645	1,899,377	67,732
TOPIX Index Futures	106	March 2014	12,486,341	13,110,341	624,000
U.S. Long Bond (CBT) Futures	7	March 2014	911,213	898,188	(13,025)
U.S. T-Note 5 Yr (CBT) Futures	9	March 2014	1,087,919	1,073,813	(14,106)
U.S. T-Note 10 Yr (CBT) Futures	19	March 2014	2,380,816	2,337,891	(42,925)
U.S. Ultra Bond (CBT) Futures	24	March 2014	3,291,784	3,270,000	(21,784)
Sold Contracts
Hang Seng Index Futures	19	January 2014	2,830,411	2,858,588	(28,177)
Mini MSCI Emerging Market	109	March 2014	5,377,421	5,541,560	(164,139)
S&P/TSX 60 Index Futures	9	March 2014	1,305,044	1,323,248	(18,204)

					$3,580,158

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	7,510	EUR	5,536	2/18/14	$105,818
Credit Suisse International	AUD	1,961	USD	1,771	2/18/14	25,310

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	CAD	2,746	USD	2,588	2/18/14	$5,717
Credit Suisse International	CHF	2,512	USD	2,769	2/18/14	(48,115)
Credit Suisse International	GBP	1,849	USD	3,021	2/18/14	(40,091)
Credit Suisse International	JPY	563,156	USD	5,413	2/18/14	64,284
Credit Suisse International	USD	3,268	CHF	2,925	2/18/14	12,443
Credit Suisse International	USD	3,048	JPY	302,313	2/18/14	(176,596)
Goldman Sachs Capital Markets LP	USD	1,114	AUD	1,185	2/18/14	(59,599)
Goldman Sachs Capital Markets LP	USD	3,147	GBP	1,963	2/18/14	102,386
Royal Bank of Canada	USD	1,404	CAD	1,468	2/18/14	(23,460)
Standard Chartered Bank	JPY	65,004	USD	650	2/18/14	32,365
State Street Bank & Trust Co.	CAD	234	USD	219	2/18/14	(1,039)
State Street Bank & Trust Co.	EUR	2,527	USD	3,431	2/18/14	(45,223)
State Street Bank & Trust Co.	USD	1,439	CHF	1,322	2/18/14	43,953
State Street Bank & Trust Co.	USD	1,002	EUR	735	2/18/14	8,656
UBS AG	USD	652	JPY	66,547	2/18/14	(19,775)
Westpac Banking Corp.	AUD	3,992	USD	3,548	2/18/14	(5,990)

						$(18,956)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Agent/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$27,180	11/04/18	3 Month LIBOR	1.453%	$(293,030)
Citigroup Global Markets, Inc./(CME Group)	6,980	11/01/23	3 Month LIBOR	2.617%	(250,473)
Citigroup Global Markets, Inc./(CME Group)	9,550	11/05/23	3 Month LIBOR	2.760%	(223,954)
Citigroup Global Markets, Inc./(CME Group)	2,140	11/04/43	3 Month LIBOR	3.580%	(131,742)

			Rate Type
Clearing Agent/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$2,570	11/05/43	3 Month LIBOR	3.660%	$(119,695)

					$(1,018,894)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	16,497	0.40%	$5,750	11/17/14	Bank of America NA	$54,606
Receive	MSCI AC Far East Ex Japan Index	13,740	0.46%	4,790	10/15/14	Bank of America NA	44,627
Receive	MSCI AC Far East Ex Japan Index	13,761	0.35%	4,930	12/15/14	Bank of America NA	(85,542)
Receive	MSCI Daily TR Net Ex USA USD	40,112	0.40%	7,496	5/15/14	Deutsche Bank AG London	482,085
Receive	MSCI Emerging Markets Index	9,857	0.32%	3,820	7/31/14	Deutsche Bank AG London	220,594
Receive	MSCI Daily TR Gross Ex USA USD	1,805	0.82%	900	9/15/14	Goldman Sachs International	34,328
Receive	MSCI Daily TR Gross Ex USA USD	19,068	0.58%	9,505	1/15/14	JPMorgan Chase Bank, NA	363,465

							$1,114,163

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
++	The fund’s portfolio breakdown excludes derivative exposure and is expressed as approximate percentages of the fund’s total net assets, based on the Adviser’s internal classification.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,446,215.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Non-income producing security.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,808,494 and gross unrealized depreciation of investments was $(3,368,968), resulting in net unrealized appreciation of $4,439,526.
(f)	An amount of U.S. $7,114,229 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

As of December 31, 2013, the Fund held 2.8% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AC	-	All Country
AMBAC	-	Ambac Assurance Corporation
BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CCD	-	Community College District
CDA	-	Community Development Authority
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EAFE	-	Europe, Australia, and Far East
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
HSD	-	High School District
IRS	-	Interest Rate Swaption
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RAN	-	Revenue Anticipation Note
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$275,758,523		$2,507,815		$278,266,338
Short-Term Municipal Notes		– 0	–	19,000,000		– 0	–	19,000,000
Options Purchased - Puts		– 0	–	2,119,086		– 0	–	2,119,086
Investment Companies		14,939,975		– 0	–	– 0	–	14,939,975
Corporates - Investment Grades		– 0	–	9,593,513		– 0	–	9,593,513
Short-Term Investments:
Investment Companies		151,526,919		– 0	–	– 0	–	151,526,919
U.S. Treasury Bills		– 0	–	4,099,958		– 0	–	4,099,958

Total Investments in Securities		166,466,894		310,571,080		2,507,815		479,545,789

Other Financial Instruments*:
Assets:
Futures	2,326,907		1,555,611	– 0	–	3,882,518
Forward Currency Exchange Contracts	– 0	–	400,932	– 0	–	400,932
Total Return Swaps	– 0	–	1,199,705	– 0	–	1,199,705
Liabilities:
Futures	(274,183)		(28,177)	– 0	–	(302,360)
Forward Currency Exchange Contracts	– 0	–	(419,888)	– 0	–	(419,888)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,018,894)	– 0	–	(1,018,894)
Total Return Swaps	– 0	–	(85,542)	– 0	–	(85,542)

Total^	$168,519,618		$312,174,827	$2,507,815		$483,202,260

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$4,919,738		$4,919,738
Accrued discounts/(premiums)	(1,281)		(1,281)
Realized gain (loss)	127		127
Change in unrealized appreciation/depreciation	(15,308)		(15,308)
Purchases	– 0	–	– 0	–
Sales	(115,000)		(115,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(2,280,461)		(2,280,461)

Balance as of 12/31/13	$2,507,815		$2,507,815	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(15,146)		$(15,146)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 63.2%
Long-Term Municipal Bonds - 63.2%
New York - 50.2%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,864,511
Brookhaven NY GO
3.00%, 3/15/15	1,425	1,472,452
Central Islip NY UFSD GO
4.00%, 7/15/15	700	738,486
5.00%, 7/15/19	750	871,995
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/21	700	795,256
Hempstead Town NY GO
4.00%, 8/15/15	2,570	2,724,971
Long Island Pwr Auth NY
Series 2010A-2
5.00%, 5/01/15 (Pre-refunded/ETM)	2,780	2,955,752
NPFGC-RE Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	1,335	1,480,675
Metropolitan Trnsp Auth NY
Series 2010B
5.00%, 11/15/15	130	141,010
Series 2011B-1
5.00%, 11/15/15	1,400	1,518,566
Series 2011C
5.00%, 11/15/25	6,505	7,035,288
Series 2012F
5.00%, 11/15/25	1,000	1,086,360
AMBAC Series 2005A
5.50%, 11/15/16	1,730	1,963,515
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	10,967,978
Nassau Cnty NY GO
Series 2011A
5.00%, 4/01/20	2,050	2,319,185
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	9,035	10,181,903
New York NY GO
Series 2004G
5.00%, 8/01/14	1,000	1,027,940
Series 2010B
5.00%, 8/01/16-8/01/19	5,875	6,581,368
Series 2010H-2
5.00%, 6/01/19	1,220	1,414,273
Series 2012I
5.00%, 8/01/16	2,430	2,697,786
AMBAC Series 2011H4
5.00%, 8/01/15	2,860	3,068,580
New York NY IDA (Terminal One Group Assn)
5.50%, 1/01/14	1,070	1,070,000
New York NY Mun Wtr Fin Auth

	Principal Amount (000)	U.S. $ Value
Series 2010FF
5.00%, 6/15/25	$500	$553,845
Series 2011GG
5.00%, 6/15/26	8,070	8,851,337
New York NY Tmsl Fin Auth
Series 2011B
5.00%, 2/01/21	4,110	4,783,547
New York NY Trnsl Fin Auth
Series 2009B
5.00%, 11/01/18	4,525	5,293,073
Series 2010I-2
5.00%, 11/01/19 (a)	2,000	2,352,040
Series 2012B
5.00%, 11/01/24	5,765	6,542,410
Series 2012F-1
5.00%, 5/01/15	2,500	2,658,000
Series 2012S
5.00%, 5/01/19	1,000	1,167,140
New York St Dormitory Auth (Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,513,300
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	730,592
New York St Dormitory Auth (New York Dorm Facs)
Series 2013A
5.00%, 7/01/21	1,000	1,146,920
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/24	3,440	3,738,454
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	4,635	5,373,448
Series 2011A
5.00%, 3/15/14	3,170	3,200,495
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,621,392
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,170,677
New York St Loc Gov Asst Corp.
Series 2007A
5.00%, 4/01/16	1,030	1,136,090
Series 2010B
5.00%, 4/01/20	4,045	4,753,037
Series 2011A
5.00%, 4/01/14	2,000	2,023,840
Series 2012A
5.00%, 4/01/16	3,735	4,119,705
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A

	Principal Amount (000)	U.S. $ Value
5.00%, 3/15/25	$4,500	$5,015,790
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,786,588
Series 2012A
5.00%, 4/01/20	1,975	2,299,295
AGM Series 2005B
5.00%, 4/01/14	3,910	3,955,200
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,866,800
New York St UDC (New York St Pers Income Tax)
Series 2011A
5.00%, 3/15/15	3,000	3,169,440
Series 2013C
5.00%, 3/15/20	1,970	2,300,014
Onondaga Cnty NY GO
4.00%, 5/01/15	2,005	2,101,862
Port Authority of NY & NJ
Series 2012-175
4.00%, 12/01/14	2,175	2,250,712
Series 20131
5.00%, 6/01/21-12/01/23	5,015	5,708,321
XLCA
5.00%, 10/01/19	1,000	1,074,370
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	1,565	1,549,632
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2013B
5.00%, 6/01/20	9,650	10,467,934
Triborough Brdg & Tunl Auth NY
Series 2008C
5.00%, 11/15/16	5,000	5,619,450
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,748,276

		188,620,876

Alabama - 0.3%
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
5.00%, 10/01/22	1,000	1,028,440

Arizona - 0.7%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010A
5.00%, 7/01/22	2,575	2,849,289

Colorado - 1.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,687,484

	Principal Amount (000)	U.S. $ Value
Plaza Met Dist #1 CO
5.00%, 12/01/22	$600	$618,672
Regional Trnsp Dist CO (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,145,683

		5,451,839

District of Columbia - 0.6%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/21	2,100	2,352,987

Florida - 3.4%
Broward Cnty FL Sch Brd COP
Series 2011A
5.00%, 7/01/18	3,500	3,982,230
Citizens Ppty Ins Corp. FL
Series 2010A-1
5.00%, 6/01/16	1,155	1,266,434
Series 2012A-1
5.00%, 6/01/21	2,840	3,172,507
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	170	197,294
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,082,454
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,924,639

		12,625,558

Illinois - 2.2%
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	475	476,857
Illinois GO
5.00%, 8/01/15	2,320	2,470,174
Series 2010
5.00%, 1/01/18	160	177,365
Illinois Sales Tax
4.00%, 6/15/16	2,915	3,151,902
Series 2010
5.00%, 6/15/20	1,685	1,945,012

		8,221,310

New Jersey - 0.8%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	2,555	2,901,100

Pennsylvania - 1.2%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	216,164

	Principal Amount (000)	U.S. $ Value
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	$4,000	$4,262,280

		4,478,444

Puerto Rico - 1.7%
Puerto Rico Elec Pwr Auth
Series 2003NN
5.50%, 7/01/20	1,660	1,322,522
Series 2008WW
5.50%, 7/01/18	1,350	1,142,829
Series 2010ZZ
5.25%, 7/01/22	705	522,666
Puerto Rico GO
NPFGC Series 2001A
5.50%, 7/01/16	1,945	1,925,861
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/20	1,715	1,407,792

		6,321,670

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,535,543

Total Municipal Obligations (cost $236,434,435)		237,387,056

	Shares
INVESTMENT COMPANIES - 3.1%
Funds and Investment Trusts - 3.1%
iShares MSCI EAFE ETF	26,507	1,777,560
SPDR S&P 500 ETF Trust	53,014	9,790,095

Total Investment Companies (cost $10,984,959)		11,567,655

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 2.9%
Financial Institutions - 2.4%
Banking - 2.1%
Bank of America Corp.
1.50%, 10/09/15	$2,626	2,652,441
Capital One Financial Corp.
2.125%, 7/15/14	620	624,914
Citigroup, Inc.
2.65%, 3/02/15	1,212	1,236,582
4.70%, 5/29/15	1,255	1,321,200
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	584	608,677
JPMorgan Chase & Co.

	Principal Amount (000)	U.S. $ Value
1.875%, 3/20/15	$1,275	$1,292,236

		7,736,050

Finance - 0.3%
General Electric Capital Corp.
5.90%, 5/13/14	1,150	1,173,262

		8,909,312

Industrial - 0.3%
Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
1.25%, 2/27/15	640	643,187

Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	665	658,065

		1,301,252

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	587	587,928

Total Corporates - Investment Grades (cost $10,710,956)		10,798,492

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.4%
Swaptions - 0.4%
IRS Swaption, Deutsche Bank AG New York, Expiration: May 2014, Pay 1.95%, Receive 3-month LIBOR (BBA) (b)	46,240	537,756
IRS Swaption, JPMorgan Chase Bank NA, Expiration: May 2014, Pay 3.12%, Receive 3-month LIBOR (BBA) (b)	14,930	358,670
IRS Swaption, Morgan Stanley Capital Services LLC, Expiration: May 2014, Pay 3.14%, Receive 3-month LIBOR (BBA) (b)	15,250	335,180
RS Swaption, Citibank NA, Expiration: May 2014, Pay 3.90%, Receive 3-month LIBOR (BBA) (b)	4,730	209,712
IRS Swaption, Citibank NA, Expiration: May 2014, Pay 3.95%, Receive 3-month LIBOR (BBA) (b)	4,850	181,902

Total Options Purchased (premiums paid $1,047,376)		1,623,220

	Shares
SHORT-TERM INVESTMENTS - 28.3%
Investment Companies - 27.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%+ (c) (cost $103,092,295)	103,092,295	103,092,295

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill Zero Coupon, 1/16/14 (a) (cost $2,999,969)	$3,000	$2,999,969

Total Short-Term Investments (cost $106,092,264)		106,092,264

Total Investments - 97.9% (cost $365,269,990) (d)		367,468,687
Other assets less liabilities - 2.1% (e)		7,846,715

Net Assets - 100.0%++		$375,315,402

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	242	March 2014	$9,867,548	$10,347,130	$479,582
FTSE 100 Index Futures	38	March 2014	4,085,520	4,214,467	128,947
Russell 2000 Mini Futures	30	March 2014	3,380,260	3,484,200	103,940
S&P 500 E Mini Futures	776	March 2014	69,861,951	71,434,820	1,572,869
S&P Mid 400 E Mini Futures	29	March 2014	3,793,815	3,884,260	90,445
SPI 200 Futures	11	March 2014	1,257,435	1,305,822	48,387
TOPIX Index Futures	78	March 2014	9,189,463	9,647,232	457,769
Sold Contracts
Hang Seng Index Futures	15	January 2014	2,234,535	2,256,780	(22,245)
Mini MSCI Emerging Market	89	March 2014	4,390,477	4,524,760	(134,283)
S&P/TSX 60 Index Futures	8	March 2014	1,160,039	1,176,220	(16,181)
U.S. T-Note 5 Yr (CBT) Futures	10	March 2014	1,208,736	1,193,125	15,611
U.S. T-Note 10 Yr (CBT) Futures	42	March 2014	5,262,886	5,167,969	94,917

					$2,819,758

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,310	EUR	3,912	2/18/14	$71,569
Credit Suisse International	AUD	1,494	USD	1,349	2/18/14	19,282
Credit Suisse International	CAD	2,092	USD	1,972	2/18/14	4,355
Credit Suisse International	CHF	1,914	USD	2,110	2/18/14	(36,660)
Credit Suisse International	GBP	1,341	USD	2,191	2/18/14	(29,077)
Credit Suisse International	JPY	422,809	USD	4,064	2/18/14	48,264
Credit Suisse International	USD	2,423	CHF	2,169	2/18/14	9,227
Credit Suisse International	USD	2,096	JPY	207,852	2/18/14	(121,417)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	USD	773	AUD	822	2/18/14	$(41,342)
Goldman Sachs Capital Markets LP	USD	2,150	GBP	1,341	2/18/14	69,944
Royal Bank of Canada	USD	1,041	CAD	1,089	2/18/14	(17,403)
Standard Chartered Bank	GBP	227	USD	375	2/18/14	(833)
Standard Chartered Bank	JPY	56,895	USD	569	2/18/14	28,328
State Street Bank & Trust Co.	CAD	272	USD	255	2/18/14	(1,207)
State Street Bank & Trust Co.	EUR	1,924	USD	2,612	2/18/14	(34,432)
State Street Bank & Trust Co.	USD	1,007	CHF	925	2/18/14	30,754
State Street Bank & Trust Co.	USD	824	EUR	604	2/18/14	7,290
UBS AG	USD	468	JPY	47,789	2/18/14	(14,201)
Westpac Banking Corp.	AUD	3,094	USD	2,750	2/18/14	(4,643)

						$(12,202)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$20,610	11/04/18	3 Month LIBOR	1.453%	$(222,198)
Citigroup Global Markets, Inc./(CME Group)	5,470	11/01/23	3 Month LIBOR	2.617%	(196,288)
Citigroup Global Markets, Inc./(CME Group)	7,240	11/05/23	3 Month LIBOR	2.760%	(169,783)
Citigroup Global Markets, Inc./(CME Group)	1,670	11/04/43	3 Month LIBOR	3.580%	(102,808)
Citigroup Global Markets, Inc./(CME Group)	1,950	11/05/43	3 Month LIBOR	3.660%	(90,819)

					$(781,896)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	10,614	0.46%	$3,700	10/15/14	Bank of America	$34,474
Receive	MSCI AC Far East Ex Japan Index	12,767	0.40%	4,450	11/17/14	Bank of America	42,259
Receive	MSCI AC Far East Ex Japan Index	9,630	0.35%	3,450	12/15/14	Bank of America	(59,863)
Receive	MSCI Daily TR Net Ex USA USD	35,393	0.40%	6,614	5/15/14	Deutsche Bank AG, London	425,370
Receive	MSCI Daily TR Gross Ex USA USD	18,139	0.58%	9,042	1/15/14	JPMorgan Chase Bank, NA	345,757
Receive	MSCI Emerging Markets Index	7,542	0.32%	2,923	7/31/14	Deutsche Bank AG, London	168,786

							$956,783

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
++	The fund’s portfolio breakdown excludes derivative exposure and is expressed as approximate percentages of the fund’s total net assets, based on the Advisor’s internal classification.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $826,928.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,751,734 and gross unrealized depreciation of investments was $(3,553,037), resulting in net unrealized appreciation of $2,198,697.
(e)	An amount of U.S. $5,304,146 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

As of December 31, 2013, the Fund held 7.8% of net assets in insured bonds (of this amount 5.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AC	-	All Country
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RTP	-	Real Time Pricing
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
UDC	-	Urban Development Corporation
UFSD	-	Union Free School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$236,768,384		$618,672		$237,387,056
Investment Companies		11,567,655		– 0	–	– 0	–	11,567,655
Corporates - Investment Grades		– 0	–	10,798,492		– 0	–	10,798,492
Options Purchased - Puts		– 0	–	1,623,220		– 0	–	1,623,220
Short-Term Investments:
Investment Companies		103,092,295		– 0	–	– 0	–	103,092,295
U.S. Treasury Bills		– 0	–	2,999,969		– 0	–	2,999,969

Total Investments in Securities		114,659,950		252,190,065		618,672		367,468,687
Other Financial Instruments*:
Assets:
Futures		1,877,782		1,114,685		– 0	–	2,992,467

Forward Currency Exchange Contracts	– 0	–	289,013	– 0	–	289,013
Total Return Swaps	– 0	–	1,016,646	– 0	–	1,016,646
Liabilities:
Futures	(150,464)		(22,245)	– 0	–	(172,709)
Forward Currency Exchange Contracts	– 0	–	(301,215)	– 0	–	(301,215)
Centrally Cleared Interest Rate Swaps	– 0	–	(781,896)	– 0	–	(781,896)
Total Return Swaps	– 0	–	(59,863)	– 0	–	(59,863)

Total+	$116,387,268		$253,445,190	$618,672		$370,451,130

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$700,147		$700,147
Accrued discounts/(premiums)	(1,335)		(1,335)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(140)		(140)
Purchases	– 0	–	– 0	–
Sales	(80,000)		(80,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$618,672		$618,672

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(3)		$(3)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 24, 2014